As filed with the U.S. Securities and Exchange Commission on March 11, 2011

Securities Act File No. 333-166018

Investment Company Act File No. 811-22406

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 6	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 8	☑

MIRAE ASSET DISCOVERY FUNDS
(Exact Name of Registrant as Specified in Charter)
One Bryant Park
New York, New York 10036
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 205-8300

Hun Jun Jang
One Bryant Park
New York, New York 10036
(Name and Address of Agent for Service)

Copy to:
Laurin Blumenthal Kleiman
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐   immediately upon filing pursuant to paragraph (b)

☐   on (date) pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   on (date) pursuant to paragraph (a)(1)

☑   75 days after filing pursuant to paragraph (a)(2)

☐   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  An indefinite number of shares of Beneficial Interest is being registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED MARCH 11, 2011

Mirae Asset Discovery Funds

Korea Sector Leader Fund

India Sector Leader Fund

Global Sector Leader Fund

Asia Small/Mid Cap Fund

Chindia Great Consumer Fund

	Korea Sector Leader Fund	India Sector Leader Fund	Global Sector Leader Fund	Asia Small/ Mid Cap Fund	Chindia Great Consumer Fund
Class A	[ ]	[ ]	[ ]	[ ]	[ ]
Class C	[ ]	[ ]	[ ]	[ ]	[ ]
Class I	[ ]	[ ]	[ ]	[ ]	[ ]

Prospectus

[Date], 2011

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

i

FUND SUMMARIES

KOREA SECTOR LEADER FUND

Investment Objective

The investment objective of Korea Sector Leader Fund (“Korea Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Korea Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page [•] of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page [•] of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None

Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	None	1.00%	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	[•]%	[•]%	[•]%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses*	[•]%	[•]%	[•]%
Total Annual Fund Operating Expenses	[•]%	[•]%	[•]%
Fee Waiver and Expense Reimbursement**	[•]%	[•]%	[•]%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[•]%	[•]%	[•]%

*     Other Expenses are based on estimated amounts.

**   The Fund’s investment manager, Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Investment Manager”), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed [•]% (for Class A Shares), [•]% (for Class C Shares) and [•]% (for Class I Shares) of average daily net assets through [August 31, 2012]. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above.  The agreement may be terminated prior to [August 31, 2012] upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

1

Korea Sector Leader Fund

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$ [•]	$ [•]
Class C	$ [•]	$ [•]
Class I	$ [•]	$ [•]

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years
Class A	$ [•]	$ [•]
Class C	$ [•]	$ [•]
Class I	$ [•]	$ [•]

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal circumstances, Korea Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in South Korea or (ii) that are tied economically to South Korea, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager determines that an investment is tied economically to South Korea if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in South Korea; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in South Korea; 3) the investment is included in an index representative of South Korea; and 4) the investment is exposed to the economic risks and returns of South Korea.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization.

2

Korea Sector Leader Fund

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than diversified funds.

Principal Risks of Investment in the Fund

Korea Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk –The Fund will invest primarily in securities of issuers in South Korea. Therefore, social, political and economic conditions and changes in the regulatory, tax, or economic policy in South Korea could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in South Korea – Because the Fund invests primarily in South Korean securities, the Fund is subject to special risks, including political, social, and economic instability, as well as risks resulting from the militarization of North Korea.  Additionally, a limited number of issuers represent a large percentage of market capitalization and trading volume, which could result in fewer investment opportunities for the Fund.  South Korea's economy is also dependent on international trade and the economies of other Asian countries.  Its economy may be significantly affected by fluctuations in international commodity prices, currency exchange rates, and government regulation.  Investments in South Korea may also be adversely affected by actions of the South Korean government, which may attempt to exercise influence over the private sector and financial markets.

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Korea Sector Leader Fund

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Performance Information

As of the date of this Prospectus, Korea Sector Leader Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Korea Composite Stock Price Index (“KOSPI”), the benchmark index selected for the Fund.  This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Management

Investment Manager and Sub-Manager

Mirae Asset Global Investments (USA) LLC (previously defined as “Mirae Asset USA” or the “Investment Manager”) is the investment manager for Korea Sector Leader Fund. Mirae Asset USA has retained Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”) to act as sub-manager to the Fund’s portfolio.  The term “Investment Manager” refers to the Fund’s sub-manager, as applicable.

Portfolio Manager

The following individual is primarily responsible for managing the Fund.

Portfolio Manager	Title	Service with the Fund
Sung Ho Im	Portfolio Manager	2011

Purchase and Sale of Fund Shares

You may purchase or redeem shares of Korea Sector Leader Fund on days when the New York Stock Exchange is open for regular trading at the Fund’s next determined net asset value after Citi Fund Services Ohio, Inc., the transfer agent, receives your request in good order:  by mail (Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165); by telephone (1-888-335-3417); or through your financial intermediary. Shares may be purchased, and redemption proceeds received, by electronic bank transfer, by check, or by wire. Investment minimums for Class A and Class C Shares are generally as set forth in the table below.

Type of Account	Minimum Initial Investment	Minimum Subsequent Investment
Regular	$2,000	$100
IRA and Roth IRA	$500	$50
Coverdell Education Savings Account (Educational IRA)	$500	$50
Systematic Investment Plan	$500	$50

The minimum initial investment for Class I Shares of the Fund is $250,000, subject to certain exceptions. The minimum subsequent investment for Class I Shares of the Fund is $25,000.  The Fund may reduce or waive the minimums set forth above in its discretion.

4

Korea Sector Leader Fund

Tax Information

Dividends and capital gain distributions you receive from Korea Sector Leader Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements. In addition, dividends and capital gain distributions you receive from the Fund may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Korea Sector Leader Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Korea Sector Leader Fund

INDIA SECTOR LEADER FUND

Investment Objective

The investment objective of India Sector Leader Fund (“India Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of India Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page [•] of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page [•] of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None

Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	None	1.00%	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	[•]%	[•]%	[•]%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses*	[•]%	[•]%	[•]%
Total Annual Fund Operating Expenses	[•]%	[•]%	[•]%
Fee Waiver and Expense Reimbursement**	[•]%	[•]%	[•])%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[•]%	[•]%	[•]%

*     Other Expenses are based on estimated amounts.

**   The Fund’s investment manager, Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Investment Manager”), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed [•]% (for Class A Shares), [•]% (for Class C Shares) and [•]% (for Class I Shares) of average daily net assets through [August 31, 2012]. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above.  The agreement may be terminated prior to [August 31, 2012] upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:

6

India Sector Leader Fund

	1 year	3 years
Class A	$ [•]	$ [•]
Class C	$ [•]	$ [•]
Class I	$ [•]	$ [•]

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years
Class A	$ [•]	$ [•]
Class C	$ [•]	$ [•]
Class I	$ [•]	$ [•]

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal circumstances, India Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in India or (ii) that are tied economically to India, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager determines that an investment is tied economically to India if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in India; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in India; 3) the investment is included in an index representative of India; and 4) the investment is exposed to the economic risks and returns of India.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than diversified funds.

Principal Risks of Investment in the Fund

India Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

7

India Sector Leader Fund

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk –The Fund will invest primarily in securities of issuers in India. Therefore, social, political and economic conditions and changes in the regulatory, tax, or economic policy in India could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in India – Investments in India are subject to special risks, including risks relating to political and legal uncertainty, government actions and control over the economy and currency fluctuations.  Government actions may have an adverse effect on the economic conditions in India, which could, in turn, affect the value and liquidity of Indian securities.  Additionally, many companies in India continue to be family-held, or held by a limited number of persons or entities.  This may result in weaker and less transparent corporate governance standards and unequal treatment of investors. Securities markets in India have lower trading volumes and less liquidity than the securities markets of more developed countries, which could result in fewer investment opportunities for the Fund.

India continues to experience religious, cultural, social and political disputes with neighboring countries, especially Pakistan, and sectarian groups within each country, which could impede development of the Indian economy.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and

8

India Sector Leader Fund

markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Performance Information

As of the date of this Prospectus, India Sector Leader Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI India Index, the benchmark index selected for the Fund.  This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Management

Investment Manager and Sub-Manager

Mirae Asset Global Investments (USA) LLC (previously defined as “Mirae Asset USA” or the “Investment Manager”) is the investment manager for India Sector Leader Fund. Mirae Asset USA has retained Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”) to act as a sub-manager to the Fund’s portfolio.  The term “Investment Manager” refers to the Fund’s sub-manager, as applicable.

Portfolio Manager

The following individual is primarily responsible for managing the Fund.

Portfolio Manager	Title	Service with the Fund
Rahul Chadha	Portfolio Manager	2011

Purchase and Sale of Fund Shares

You may purchase or redeem shares of India Sector Leader Fund on days when the New York Stock Exchange is open for regular trading at the Fund’s next determined net asset value after Citi Fund Services Ohio, Inc., the transfer agent, receives your request in good order:  by mail (Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165); by telephone (1-888-335-3417); or through your financial intermediary. Shares may be purchased, and redemption proceeds received, by electronic bank transfer, by check, or by wire. Investment minimums for Class A and Class C Shares are generally as set forth in the table below.

Type of Account	Minimum Initial Investment	Minimum Subsequent Investment
Regular	$2,000	$100
IRA and Roth IRA	$500	$50
Coverdell Education Savings Account (Educational IRA)	$500	$50
Systematic Investment Plan	$500	$50

The minimum initial investment for Class I Shares of the Fund is $250,000, subject to certain exceptions. The minimum subsequent investment for Class I Shares of the Fund is $25,000.  The Fund may reduce or waive the minimums set forth above in its discretion.

Tax Information

Dividends and capital gain distributions you receive from India Sector Leader Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements. In addition, dividends and capital gain distributions you receive from the Fund may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase India Sector Leader Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

India Sector Leader Fund

GLOBAL SECTOR LEADER FUND

Investment Objective

The investment objective of Global Sector Leader Fund (“Global Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Global Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page [•] of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page [•] of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None

Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	None	1.00%	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	[•]%	[•]%	[•]%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses*	[•]%	[•]%	[•]%
Total Annual Fund Operating Expenses	[•]%	[•]%	[•]%
Fee Waiver and Expense Reimbursement**	[•]%	[•]%	[•]%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[•]%	[•]%	[•]%

*     Other Expenses are based on estimated amounts.

**   The Fund’s investment manager, Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Investment Manager”), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed [•]% (for Class A Shares), [•]% (for Class C Shares) and [•]% (for Class I Shares) of average daily net assets through [August 31, 2012]. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above.  The agreement may be terminated prior to [August 31, 2012] upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

10

Global Sector Leader Fund

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$ [•]	$ [•]
Class C	$ [•]	$ [•]
Class I	$ [•]	$ [•]

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years
Class A	$ [•]	$ [•]
Class C	$ [•]	$ [•]
Class I	$ [•]	$ [•]

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal circumstances, Global Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities of issuers in both developed and emerging markets that are deemed by the Investment Manager to be Sector Leaders.  Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

For market capitalization determination, the Investment Manager considers, on a country-by-country basis, the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

When investing in developed markets, the Investment Manager uses a proprietary quantitative model for initial screening, and then looks for issuers that: 1) operate at a high level of global competitiveness; 2) have a significant exposure to emerging markets either by current or planned local operating presence, or current or planned source of revenues; or 3) are expected by the Investment Manager to benefit from a high rate of economic growth in the emerging markets.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization.

Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time.

11

Global Sector Leader Fund

Principal Risks of Investment in the Fund

Global Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across developed and emerging markets. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk –The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

12

Global Sector Leader Fund

Performance Information

As of the date of this Prospectus, Global Sector Leader Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI AC World Index, the benchmark index selected for the Fund.  This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Management

Investment Manager

Mirae Asset Global Investments (USA) LLC (previously defined as “Mirae Asset USA” or the “Investment Manager”) is the investment manager for Global Sector Leader Fund.

Portfolio Managers

The following individuals are jointly and primarily responsible for managing the Fund.

Portfolio Manager	Title	Service with the Fund
José Gerardo Morales, CFA	Portfolio Manager, Emerging Markets	2011
Alex Heejung Chang, CFA	Portfolio Manager, Developed Markets	2011

Purchase and Sale of Fund Shares

You may purchase or redeem shares of Global Sector Leader Fund on days when the New York Stock Exchange is open for regular trading at the Fund’s next determined net asset value after Citi Fund Services Ohio, Inc., the transfer agent, receives your request in good order:  by mail (Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165); by telephone (1-888-335-3417); or through your financial intermediary. Shares may be purchased, and redemption proceeds received, by electronic bank transfer, by check, or by wire. Investment minimums for Class A and Class C Shares are generally as set forth in the table below.

Type of Account	Minimum Initial Investment	Minimum Subsequent Investment
Regular	$2,000	$100
IRA and Roth IRA	$500	$50
Coverdell Education Savings Account (Educational IRA)	$500	$50
Systematic Investment Plan	$500	$50

The minimum initial investment for Class I Shares of the Fund is $250,000, subject to certain exceptions. The minimum subsequent investment for Class I Shares of the Fund is $25,000.  The Fund may reduce or waive the minimums set forth above in its discretion.

Tax Information

Dividends and capital gain distributions you receive from Global Sector Leader Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements. In addition, dividends and capital gain distributions you receive from the Fund may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Global Sector Leader Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

Global Sector Leader Fund

ASIA SMALL/MID CAP FUND

Investment Objective

The investment objective of Asia Small/Mid Cap Fund (“Asia Small/Mid Cap Fund” or the “Fund”) is to achieve long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Asia Small/Mid Cap Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page [•] of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page [•] of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None

Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	None	1.00%	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	[•]%	[•]%	[•]%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses*	[•]%	[•]%	[•]%
Total Annual Fund Operating Expenses	[•]%	[•]%	[•]%
Fee Waiver and Expense Reimbursement**	[•]%	[•]%	[•]%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[•]%	[•]%	[•]%

*     Other Expenses are based on estimated amounts.

**   The Fund’s investment manager, Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Investment Manager”), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed [•]% (for Class A Shares), [•]% (for Class C Shares) and [•]% (for Class I Shares) of average daily net assets through [August 31, 2012]. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above.  The agreement may be terminated prior to [August 31, 2012] upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

14

Asia Small/Mid Cap Fund

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$ [•]	$ [•]
Class C	$ [•]	$ [•]
Class I	$ [•]	$ [•]

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years
Class A	$ [•]	$ [•]
Class C	$ [•]	$ [•]
Class I	$ [•]	$ [•]

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal circumstances, Asia Small/Mid Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities of small and mid-capitalization companies that are either in Asia, excluding Japan, or are tied economically to Asia, excluding Japan. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines mid capitalization companies as those companies with market capitalizations, at the time of investment, between $5 billion and $15 billion. The Investment Manager defines small capitalization companies as those companies with market capitalizations, at the time of investment, of less than $5 billion.   Although the Fund intends to purchase primarily securities of small and mid-capitalization issuers, there are no restrictions on the capitalization of companies whose securities the Fund may buy.

The Investment Manager considers Asia to include, primarily, China (including Hong Kong and Macau), India, Indonesia, South Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. The Investment Manager determines that an investment is tied economically to Asia, excluding Japan, if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Asia, excluding Japan; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Asia, excluding Japan; 3) the investment is included in an index representative of Asia, excluding Japan; and 4) the investment is exposed to the economic risks and returns of Asia, excluding Japan.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund intends to invest substantially all of its net assets in non- U.S. companies.

Principal Risks of Investment in the Fund

Asia Small/Mid Cap Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various Asian countries. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

15

Asia Small/Mid Cap Fund

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk –The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Risks of Investing in Asia – Because the Fund concentrates its investments in Asia, excluding Japan, the Fund’s performance will be closely tied to economic and political conditions in Asia and geopolitical conditions in Asia, including the risk of severe political and military disruption. As a region, Asia comprises countries in all stages of economic development, and many of the economies of these countries are intertwined, which may cause them to experience recessions at the same time. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Performance Information

As of the date of this Prospectus, Asia Small/Mid Cap Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI AC Asia ex Japan Mid Cap Index, the benchmark index selected for the Fund.  This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

16

Asia Small/Mid Cap Fund

Management

Investment Manager and Sub-Manager

Mirae Asset Global Investments (USA) LLC (previously defined as “Mirae Asset USA” or the “Investment Manager”) is the investment manager for Asia Small/Mid Cap Fund. Mirae Asset USA has retained Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”) to act as sub-manager to the Fund’s portfolio.  The term “Investment Manager” refers to the Fund’s sub-manager, as applicable.

Portfolio Manager

The following individual is primarily responsible for managing the Fund.

Portfolio Manager	Title	Service with the Fund
Sung Ho Im	Portfolio Manager	2011

Purchase and Sale of Fund Shares

You may purchase or redeem shares of Asia Small/Mid Cap Fund on days when the New York Stock Exchange is open for regular trading at the Fund’s next determined net asset value after Citi Fund Services Ohio, Inc., the transfer agent, receives your request in good order:  by mail (Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165); by telephone (1-888-335-3417); or through your financial intermediary. Shares may be purchased, and redemption proceeds received, by electronic bank transfer, by check, or by wire. Investment minimums for Class A and Class C Shares are generally as set forth in the table below.

Type of Account	Minimum Initial Investment	Minimum Subsequent Investment
Regular	$2,000	$100
IRA and Roth IRA	$500	$50
Coverdell Education Savings Account (Educational IRA)	$500	$50
Systematic Investment Plan	$500	$50

The minimum initial investment for Class I Shares of the Fund is $250,000, subject to certain exceptions. The minimum subsequent investment for Class I Shares of the Fund is $25,000.  The Fund may reduce or waive the minimums set forth above in its discretion.

Tax Information

Dividends and capital gain distributions you receive from Asia Small/Mid Cap Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements. In addition, dividends and capital gain distributions you receive from the Fund may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Asia Small/Mid Cap Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

17

Asia Small/Mid Cap Fund

CHINDIA GREAT CONSUMER FUND

Investment Objective

The investment objective of Chindia Great Consumer Fund (“Chindia Great Consumer Fund” or the “Fund”) is to achieve long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Chindia Great Consumer Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page [•] of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page [•] of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None

Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	None	1.00%	None

Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	[•]%	[•]%	[•]%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses*	[•]%	[•]%	[•]%
Total Annual Fund Operating Expenses	[•]%	[•]%	[•]%
Fee Waiver and Expense Reimbursement**	[•]%	[•]%	[•]%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[•]%	[•]%	[•]%

*     Other Expenses are based on estimated amounts.

**   The Fund’s investment manager, Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Investment Manager”), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed [•]% (for Class A Shares), [•]% (for Class C Shares) and [•]% (for Class I Shares) of average daily net assets through [August 31, 2012]. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above.  The agreement may be terminated prior to [August 31, 2012] upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

18

Chindia Great Consumer Fund

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$ [•]	$ [•]
Class C	$ [•]	$ [•]
Class I	$ [•]	$ [•]

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years
Class A	$ [•]	$ [•]
Class C	$ [•]	$ [•]
Class I	$ [•]	$ [•]

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal circumstances, Chindia Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in China (including Hong Kong and Macau) and India (the “Chindia region”), or (ii) that are tied economically to the Chindia region, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the “Great Consumer.” Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Great Consumer” as the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager determines that an investment is tied economically to the Chindia region, if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is the Chindia region; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in the Chindia region; 3) the investment is included in an index representative of the Chindia region; and 4) the investment is exposed to the economic risks and returns of the Chindia region.

The Investment Manager expects that the Chindia region will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life. The Fund will invest in issuers across a range of industry sectors that may benefit from increasing domestic consumption, including, but not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than diversified funds.

Principal Risks of Investment in the Fund

Chindia Great Consumer Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the Chindia region. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

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Chindia Great Consumer Fund

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk –The Fund will invest primarily in securities of issuers in the Chindia region. Therefore, social, political and economic conditions and changes in the regulatory, tax, or economic policy in the Chindia region could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in China – Because of the Fund’s investments in China (including Hong Kong and Macau), the Fund’s performance will be closely tied to the economic and political conditions and the geopolitical conditions in China. Military conflicts, in response to either internal social unrest or conflicts with other countries, could disrupt economic development in this region. Territorial border disputes persist with certain neighboring countries. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily. In addition, changes in the regulatory environment may also impact the securities market, and other changes in the legal, tax and regulatory regime in China may also adversely affect the performance of the Fund.

Risks of Investing in India – Investments in India are subject to special risks, including risks relating to political and legal uncertainty, government actions and control over the economy and currency fluctuations.  Government actions may have an adverse effect on the economic conditions in India, which could, in turn, affect the value and liquidity of Indian securities.  Additionally, many companies in India continue to be family-held, or held by a limited number of persons or entities.  This may result in weaker and less transparent corporate governance standards and unequal treatment of investors. Securities markets in India have lower trading volumes and less liquidity than the securities markets of more developed countries, which could result in fewer investment opportunities for the Fund.

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India continues to experience religious, cultural, social and political disputes with neighboring countries, especially Pakistan, and sectarian groups within each country, which could impede development of the Indian economy.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Performance Information

As of the date of this Prospectus, Chindia Great Consumer Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the returns of a broad-based securities index.  This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Management

Investment Manager and Sub-Manager

Mirae Asset Global Investments (USA) LLC (previously defined as “Mirae Asset USA” or the “Investment Manager”) is the investment manager for Chindia Great Consumer Fund. Mirae Asset USA has retained Mirae Asset Global Investments (Hong Kong) to act as sub-manager to the Fund’s portfolio.  The term “Investment Manager” refers to the Fund’s sub-manager, as applicable.

Portfolio Managers

The following individuals are jointly and primarily responsible for managing the Fund.

Portfolio Manager	Title	Service with the Fund
Rahul Chadha	Portfolio Manager, India	2011
Byung-Ha Kim	Portfolio Manager, China	2011

Purchase and Sale of Fund Shares

You may purchase or redeem shares of Chindia Great Consumer Fund on days when the New York Stock Exchange is open for regular trading at the Fund’s next determined net asset value after Citi Fund Services Ohio, Inc., the transfer agent, receives your request in good order:  by mail (Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165); by telephone (1-888-335-3417); or through your financial intermediary. Shares may be purchased, and redemption proceeds received, by electronic bank transfer, by check, or by wire. Investment minimums for Class A and Class C Shares are generally as set forth in the table below.

Type of Account	Minimum Initial Investment	Minimum Subsequent Investment
Regular	$2,000	$100
IRA and Roth IRA	$500	$50
Coverdell Education Savings Account (Educational IRA)	$500	$50
Systematic Investment Plan	$500	$50

The minimum initial investment for Class I Shares of the Fund is $250,000, subject to certain exceptions. The minimum subsequent investment for Class I Shares of the Fund is $25,000.  The Fund may reduce or waive the minimums set forth above in its discretion.

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Chindia Great Consumer Fund

Tax Information

Dividends and capital gain distributions you receive from Chindia Great Consumer Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements. In addition, dividends and capital gain distributions you receive from the Fund may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Chindia Great Consumer Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Chindia Great Consumer Fund

ADDITIONAL INFORMATION ABOUT THE FUNDS

INVESTMENT OBJECTIVES AND STRATEGIES

KOREA SECTOR LEADER FUND

Investment Objective

Korea Sector Leader Fund’s investment objective is to achieve long-term capital growth.

Investment Manager and Sub-Manager

Mirae Asset USA is the investment manager for Korea Sector Leader Fund. Mirae Asset USA has retained Mirae Asset Hong Kong to act as sub-manager to the Fund’s portfolio.

Principal Investment Strategies

Under normal circumstances, Korea Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in South Korea or (ii) that are tied economically to South Korea, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager determines that an investment is tied economically to South Korea if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in South Korea; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in South Korea; 3) the investment is included in an index representative of South Korea; and 4) the investment is exposed to the economic risks and returns of South Korea.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI GICS. The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include ADRs, which are traded in U.S. markets and are U.S. dollar-denominated, and GDRs and EDRs, which are traded in foreign markets and may not be denominated in the same currency as the security they represent.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which means that it can invest more of its assets in fewer companies than diversified funds.

INDIA SECTOR LEADER FUND

Investment Objective

India Sector Leader Fund’s investment objective is to achieve long-term capital growth.

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Investment Manager and Sub-Manager

Mirae Asset USA is the investment manager for India Sector Leader Fund. Mirae Asset USA has retained Mirae Asset Hong Kong to act as sub-manager to the Fund’s portfolio.

Principal Investment Strategies

Under normal circumstances, India Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in India or (ii) that are tied economically to India, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders.  This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager determines that an investment is tied economically to India if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in India; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in India; 3) the investment is included in an index representative of India; and 4) the investment is exposed to the economic risks and returns of India.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI GICS. The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include ADRs, which are traded in U.S. markets and are U.S. dollar-denominated, and GDRs and EDRs, which are traded in foreign markets and may not be denominated in the same currency as the security they represent.

The Fund is classified as non-diversified under the Investment Company Act, which means that it can invest more of its assets in fewer companies than diversified funds.

GLOBAL SECTOR LEADER FUND

Investment Objective

Global Sector Leader Fund’s investment objective is to achieve long-term capital growth.

Investment Manager

Mirae Asset USA is the investment manager for Global Sector Leader Fund.

Principal Investment Strategies

Under normal circumstances, Global Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities of issuers in both developed and emerging markets that are deemed by the Investment Manager to be Sector Leaders.  This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

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The Investment Manager considers emerging market countries to include any country that is: 1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index.

The Investment Manager considers developed market countries to include any country that is: 1) generally recognized to be a developed country by the international financial community, including the World Bank; 2) classified by the United Nations as a developed country; or 3) included in the MSCI World Index.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

For market capitalization determination, the Investment Manager considers, on a country-by-country basis, the rankings published by generally recognized classification systems, such as the MSCI GICS. The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

When investing in developed markets, the Investment Manager uses a proprietary quantitative model for initial screening, and then looks for issuers that: 1) operate at a high level of global competitiveness; 2) have a significant exposure to emerging markets either by current or planned local operating presence, or current or planned source of revenues; or 3) are expected by the Investment Manager to benefit from a high rate of economic growth in the emerging markets.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include ADRs, which are traded in U.S. markets and are U.S. dollar-denominated, and GDRs and EDRs, which are traded in foreign markets and may not be denominated in the same currency as the security they represent.

Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time.

ASIA SMALL/MID CAP FUND

Investment Objective

Asia Small/Mid Cap Fund’s investment objective is to achieve long-term capital growth.

Investment Manager and Sub-Manager

Mirae Asset USA is the investment manager for Asia Small/Mid Cap Fund. Mirae Asset USA has retained Mirae Asset Hong Kong to act as sub-manager to the Fund’s portfolio.

Principal Investment Strategies

Under normal circumstances, Asia Small/Mid Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities of small and mid-capitalization companies that are either in Asia, excluding Japan, or are tied economically to Asia, excluding Japan. This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

The Investment Manager defines mid capitalization companies as those companies with market capitalizations, at the time of investment, of below $15 billion. The Investment Manager defines small capitalization companies as those companies with market

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capitalizations, at the time of investment, of below $5 billion.   Although the Fund intends to purchase primarily securities of small and mid-capitalization issuers, there are no restrictions on the capitalization of companies whose securities the Fund may buy.

The Investment Manager considers Asia to include, primarily, China (including Hong Kong and Macau), India, Indonesia, South Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. The Investment Manager determines that an investment is tied economically to Asia, excluding Japan, if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Asia, excluding Japan; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Asia, excluding Japan; 3) the investment is included in an index representative of Asia, excluding Japan; and 4) the investment is exposed to the economic risks and returns of Asia, excluding Japan.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include ADRs, which are traded in U.S. markets and are U.S. dollar-denominated, and GDRs and EDRs, which are traded in foreign markets and may not be denominated in the same currency as the security they represent.

Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund intends to invest substantially all of its net assets in non- U.S. companies.

CHINDIA GREAT CONSUMER FUND

Investment Objective

Chindia Great Consumer Fund’s investment objective is to achieve long-term capital growth.

Investment Manager and Sub-Manager

Mirae Asset USA is the investment manager for Chindia Great Consumer Fund. Mirae Asset USA has retained Mirae Asset Hong Kong to act as sub-manager to the Fund’s portfolio.

Principal Investment Strategies

Under normal circumstances, Chindia Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in the Chindia region, or (ii) that are tied economically to the Chindia region, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the “Great Consumer.” This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

The Investment Manager defines “Great Consumer” as the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager determines that an investment is tied economically to the Chindia region, if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in the Chindia region; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in the Chindia region; 3) the investment is included in an index representative of the Chindia region; and 4) the investment is exposed to the economic risks and returns of the Chindia region.

The Investment Manager expects that the Chindia region, will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life. The Fund will invest in issuers across a range of industry sectors that may benefit from increasing domestic consumption, including, but not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include ADRs, which are traded in U.S. markets and are U.S. dollar-denominated, and GDRs and EDRs, which are traded in foreign markets and may not be denominated in the same currency as the security they represent.

The Fund is classified as non-diversified under the Investment Company Act, which means that it can invest more of its assets in fewer companies than diversified funds.

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OTHER INVESTMENT STRATEGIES PERTAINING TO ALL FUNDS

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. A security is considered illiquid if the Fund cannot receive the amount at which it values the instrument within seven days.

Initial Public Offerings. Each Fund may, from time to time, invest in shares of companies through initial public offerings.

Rights. Each Fund may purchase securities pursuant to the exercise of subscription rights. Subscription rights allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

Temporary Defensive Investments. As a temporary defensive measure, each Fund may invest up to 100% of its assets in other types of securities such as nonconvertible debt securities, government and money market securities of U.S. and non-U.S. issuers, or may hold cash. A Fund may make these investments or increase its investment in these securities when the Investment Manager is unable to find enough attractive long-term investments, to reduce exposure to such Fund’s primary investments when the Investment Manager believes it is advisable to do so, or to meet anticipated levels of redemptions. Each Fund will normally invest a portion of its portfolio in U.S. dollars or short-term interest bearing U.S. dollar denominated securities to provide for possible redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Temporary defensive investments may limit a Fund’s ability to meet its investment objective.

Warrants. A warrant gives a Fund the right to buy stock and specifies the amount of underlying stock, the purchase or exercise price, and the date the warrant expires. A Fund has no obligation to exercise the warrant. A warrant has value only if the Fund is able to exercise it or sell it before it expires.

PRINCIPAL INVESTMENT RISKS

The Funds cannot guarantee that they will achieve their respective investment objectives. Many factors affect the Funds’ performance. Each Fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Following are certain risks associated with investing in the Funds. Each Fund’s summary highlights certain risks associated with investing in that Fund. The principal risks of investing in a Fund may change over time as the Investment Manager adapts to changing market conditions in pursuit of that Fund’s long-term investment objective.

Asset Allocation Risk.  Global Sector Leader Fund, Asia Small/Mid Cap Fund and Chindia Great Consumer Fund. Each Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various countries and regions. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk. All Funds. There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risks. All Funds. The risks of investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Equity Securities Risk. All Funds. Equity securities include common and preferred stocks, each of which represents an ownership interest in a company. The value of a company’s equity securities may fluctuate as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The price of equity securities also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries. In addition, they may be affected due to changes in financial markets that are relatively unrelated to the company

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or its industry, such as changes in interest rates or currency exchange rates. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk. All Funds. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market. Foreign investments involve special risks, including:

Changes in currency exchange rates:  Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar.

Political and economic developments:  The political, economic and social structures of certain countries may not be as stable as those of the United States. Therefore, foreign investments remain subject to political, economic and social developments in such countries. In addition, foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

Limited availability of information and legal recourse:  There may be less information publicly available about a foreign company than about most U.S. companies, since foreign companies are generally not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Legal remedies for investors in foreign companies may be more limited than the remedies available to investors in U.S. companies.

Limited markets:  Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means the Investment Manager may at times be unable to sell these foreign investments at desirable prices. For the same reason, it may at times be difficult to value a Fund’s foreign investments.

Foreign Banks and Securities Depositories Risk:  Some foreign banks and securities depositories in which the Funds generally hold their foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, brokerage commissions, and other costs of buying, selling or holding securities in foreign markets are often higher than in the United States. This can reduce amounts the Funds can earn on their investments. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging markets countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. These problems may make it difficult for the Funds to carry out transactions.

Geographic Concentration Risk. All Funds. Certain of the Funds will invest primarily in securities of issuers located in a single country or a limited number of countries; however, each of the Funds may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments.

High Portfolio Turnover Risk. All Funds. Each Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from a Fund’s performance.

Inflation Risk. All Funds. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of a Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk. Korea Sector Leader Fund, India Sector Leader Fund, Global Sector Leader Fund and Chindia Great Consumer Fund. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk. All Funds. Legal, tax and regulatory changes could occur during the term of a Fund that may adversely affect the Fund. The regulatory environment for funds is evolving, and changes in the regulation of funds may adversely

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affect the value of investments held by a Fund and the ability of a Fund to obtain the leverage it might otherwise obtain or to pursue its trading strategy. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The Securities and Exchange Commission (“SEC”), other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by governmental and judicial action. The effect of any future regulatory change on the Funds could be substantial and adverse.

In recent years, the global financial markets have undergone pervasive and fundamental disruptions, which have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition – as one would expect given the complexities of the financial markets and the limited time frame within which governments have felt compelled to take action – these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies. It is impossible to predict what additional interim or permanent governmental restrictions may be imposed on the markets and/or the effect of such restrictions on the Funds’ strategies.

Non-Diversification Risk. Korea Sector Leader Fund, India Sector Leader Fund and Chindia Great Consumer Fund. Each Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in Asia. Principal Risk for Asia Small/Mid Cap Fund; Other Risk for Global Sector Leader Fund. In addition to the country-specific risks discussed below, there are specific risks associated with investing in Asia, including the risk of severe political or military disruption. Asia comprises countries in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. The smaller size of certain developing economies in Asia may result in a high concentration of holdings and high trading volume in a small number of issuers in such economies. Brokers in such markets generally are fewer in number and less well-capitalized than brokers in the United States. The limited size of the markets for some Asian securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity. Certain Asian countries rely heavily on international trade and may be vulnerable to trade barriers and other protectionist measures, as well as fluctuations in the prices of key exports, such as primary commodities, that could have an adverse effect on the value of a Fund’s portfolio.

Some Asian economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, lack of publicly available information regarding issuers in the region, economic recessions, governmental intervention, political instability and less efficient markets. The economies of many Asian countries are dependent on the economies of the United States, Europe and other Asian countries, and events in any of these economies could negatively impact the economies of Asian countries. In addition, many of the economies of Asian countries are intertwined, which may cause them to experience recessions at the same time. Currency fluctuations, devaluations, trading restrictions and political and social instability in any one Asian country can have a significant effect on the entire Asian region.

The development of Asian economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea, including the ongoing military threat from North Korean forces. Though efforts to ease tensions and to increase economic, cultural and humanitarian contacts between North Korea and South Korea have been made from time to time, the situation remains a source of tension and is currently volatile. There can be no assurance that such efforts will continue to occur or will ease discord between North Korea and South Korea or regional tensions. Lack of available information regarding North Korea is also a significant risk factor. Other significant ongoing political and military factors in Asia that may affect Asian economies and markets include the Chinese military threat to Taiwan and nuclear arms threats between India and Pakistan.

Asian issuers are also subject to different laws and regulations than United States issuers, which may result in imperfect information and a lack of clarity as to shareholders’ rights in less developed Asian jurisdictions. As a corollary, legal and regulatory reforms in certain Asian countries may be untested in the courts and their implications for issuers and shareholders alike may remain unclear for some time.

Risk of Natural Disasters and Epidemics: Certain regions of Asia are susceptible to natural disasters that may have a severe impact on the value of a Fund’s investments. Certain regions of Asia are particularly susceptible to earthquakes, for example, as has been the recent experience in Sichuan Province in China, as well as in Indonesia and other Asian nations.

Some regions in Asia (including Hong Kong and China) are also susceptible to epidemics such as Severe Acute Respiratory Syndrome (“SARS”) or Avian flu. Past occurrences of epidemics, depending on their scale of occurrence, have caused different degrees of damage to the national and local economies of Hong Kong, China and other Asian countries. A recurrence of SARS or an outbreak of any other epidemic in Asia, such as the H5N1 Avian flu or H1N1 “Swine flu”, may adversely affect the national and regional economies of Asia and consequently affect a Fund’s performance.

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Restrictions on Investment and Repatriation: Some countries impose restrictions and controls regarding investment by foreigners. Among other things, they may require prior governmental approvals, impose limits on the amount or types of securities that may be held by foreigners or impose limits on the types of companies in which foreigners may invest. These restrictions may at times limit or preclude a Fund’s investment in certain countries and may increase a Fund’s costs and expenses. Indirect foreign investment may, in some cases, be permitted through investment funds that have been specifically authorized for that purpose. Because of the limited number of authorizations granted in such countries, however, units or shares in most of the investment funds authorized in those countries may at times trade at a substantial premium over the value of their underlying assets. There can be no certainty that these premiums will be maintained, and if the restrictions on direct foreign investment in the relevant country were significantly liberalized, premiums might be reduced, eliminated altogether, or turned into a discount. In addition, certain countries impose restrictions and controls on repatriation of investment income and capital. In addition, if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in entities either in, or which have a substantial portion of their operations in, Asia may require a Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund. Controls will exist, in varying degrees, over the repatriation of capital and profits that result from foreign investment. There can be no assurance that a Fund will be permitted to repatriate capital or profits, if any, over the life of its activities.

Risks of Investing in China. Chindia Great Consumer Fund. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Investors should bear in mind that significant market price swings may be expected in China, and such swings can disrupt the investment strategy of a Fund from time to time. In many instances, market prices may defy expectation for prolonged periods of time and are influenced by movements of large funds as a result of short-term factors, counter-speculative measures or other reasons. Market volatility of a large enough magnitude can sometimes weaken what is deemed to be a sound fundamental basis for investing in a particular market such as China. Investment expectations may therefore fail to be realized in such instances.

The Chinese government has been reforming economic and market practices and providing a larger sphere for private ownership of property for over 30 years. While these reforms are intended to encourage economic growth and more market-oriented policies, the Chinese government may alter or discontinue such reforms at any time. Furthermore, the Chinese government continues to influence heavily the course of the Chinese markets, including through nationalization of companies or expropriation of assets and changes in the law. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, a lack of publicly available information and/or political and social instability. China’s aging infrastructure, growing income inequality and worsening environmental conditions also are factors that may affect the Chinese economy. China’s dependence on exports makes the Chinese markets vulnerable to currency fluctuations, economic downturns in other countries and adverse developments in trade policies by China and/or its trading partners. In particular, China’s growing trade surplus with the U.S. has increased the risk of trade disputes, which could potentially have adverse effects on the country’s management of its currency, as well as on some export dependent sectors. The legal and regulatory regime in China, especially as this relates to the securities market, is constantly evolving, and any such change may adversely affect the performance of the Funds.

Additionally, internal social unrest or conflicts with other countries, including military conflicts in response to such events, could disrupt economic development in China. A state of hostility continues to exist between China and Taiwan, and territorial border disputes persist with certain neighboring countries. Chinese economic development is also vulnerable to developments on the Korean peninsula, including political tension or military actions, China’s relationship with Japan and the economic growth and stability of Hong Kong. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries.

Hong Kong: Since Hong Kong reverted to Chinese sovereignty in 1997, it has been governed by a quasi-constitution known as the “Basic Law.”  The Basic Law guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. Any attempt by China to exert control over Hong Kong’s economic, political or legal structures or its existing social policy, could negatively affect investor confidence in Hong Kong, thereby negatively affecting markets and business performance and adversely affecting the Fund’s investments. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or is “pegged” to) the U.S. dollar, currently HK$7.75 – $7.85 to US$1.00, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain as to how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy.

Further, Hong Kong’s primary economic sectors, such as real estate, tourism, retail and finance, are volatile. It is not certain whether recent growth levels will be sustained. The economy of Hong Kong may be significantly affected by developments in China and elsewhere in Asia and the United States, including decreasing imports or changes in the trade policies of Hong Kong’s trading

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partners. This may have an adverse impact on the economy of Hong Kong, and therefore, the prospects of potential positive returns on a Fund’s investments.

Risks of Investing in India. India Sector Leader Fund and Chindia Great Consumer Fund. Investments in India are subject to special risks, including risks relating to political and legal uncertainty, government actions and control over the economy and currency fluctuations.  Such risks may make investing in India riskier and more volatile than an investment in more developed markets.

Government actions may have an adverse effect on the Indian economy and could, adversely affect market conditions, including the value and liquidity of Indian securities, deter economic growth and the profitability of the private sector.  Many companies in India continue to be family-held, or held by a limited number of persons or entities.  This may result in weaker and less transparent corporate governance standards and unequal treatment of investors. The securities market in India has lower trading volume and less liquidity than the securities markets of more developed countries, which could result in fewer investment opportunities for the Fund.  Since the Indian securities market is smaller, it is subject to increased price volatility, and it may be more difficult for a Fund to purchase or sell securities at the price and time that it desires.   As with other emerging market countries, the custody, registration and settlement of securities in India may be unreliable, and there exists the possibility of fraud and negligence in the Indian securities market.

India continues to experience religious, cultural, social and political disputes with neighboring countries, especially Pakistan, and sectarian groups within each country, which could impede development of the Indian economy.

Risks of Investing in South Korea. Korea Sector Leader Fund.  Investments in South Korea are subject to special risks, including political, social, and economic instability, as well as risks resulting from the militarization of North Korea.  Additionally, a limited number of issuers represent a large percentage of market capitalization and trading volume, which could result in fewer investment opportunities for the Fund. The limited volume of trading in securities in South Korea may make investments illiquid and more volatile than investments in more developed countries.  Investments in South Korea may also be adversely affected by actions of the South Korean government, which may attempt to exercise influence over the private sector and financial markets.

South Korea's economy is dependent on international trade and the economies of other Asian countries.  South Korea is also heavily dependent on foreign countries for imports of natural resources and energy sources. As a result, South Korea's economy may be significantly affected by fluctuations in international commodity prices, currency exchange rates, and government regulations.

Selection Risk. All Funds. Selection risk is the risk that the securities selected by the Fund will underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies. If a Fund’s expectations regarding particular stocks are not met, the Fund may not achieve its investment objective.

Small- and Mid-Cap Securities Risk. All Funds. Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small-and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Stock Market Volatility. All Funds. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices, especially in foreign markets, can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, “large cap” stocks can react differently from “small cap” stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

ADDITIONAL INVESTMENT RISKS

Defensive Investment Strategies Risk. All Funds. In addition, each Fund may depart from its principal investment strategies by temporarily investing for defensive purposes in short-term obligations (such as cash or cash equivalents) when adverse market, economic or political conditions exist. To the extent that a Fund invests defensively, it may not be able to pursue its investment objective. A Fund’s defensive investment position may not be effective in protecting its value.

Initial Public Offering Risk. All Funds. Securities issued in initial public offerings have no trading history, and information about the issuers may be available for very limited periods. The prices of securities sold in initial public offerings may be highly volatile or may decline shortly after the initial public offering.  There is no guarantee that a Fund will be able to invest in securities issued in initial public offerings or that it may be able to invest to the extent desired because only a small portion of the securities being offered in an initial public offering may be made available to the Fund.  In addition, under certain market conditions, a relatively small number of companies may issue securities in initial public offerings.

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Issuer-Specific Risks. All Funds. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of a security or an instrument. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Liquidity Risk. All Funds. Liquidity of individual securities varies considerably. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Funds may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

Rights Risk. All Funds. The failure to exercise such rights would result in the dilution of a Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.

Warrants Risk. All Funds. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

CHANGES IN POLICIES AND ADDITIONAL INFORMATION

Changes in Policies. The Board of Trustees of the Trust (the “Board”) may change a Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated.  Each Fund considers its investment objective to be a fundamental policy that cannot be changed without shareholder approval.

Additional Information on Investment Strategies and Risks. The Funds may invest in various types of securities and engage in various investment techniques and practices, which are not the principal focus of the Funds and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which each Fund may engage are discussed, together with their risks, in the Funds’ SAI, which you may obtain by contacting the transfer agent, Citi Fund Services Ohio, Inc. (the “Transfer Agent”). See the back cover for the address and phone number.

Description of Fund Benchmarks. The following is a description of each Fund’s benchmark index(es). One cannot invest directly in an index.

Korea Sector Leader Fund’s benchmark index is Korea Composite Stock Price Index (“KOSPI”), a market capitalization–weighted index of all common stocks listed on the Korea Stock Exchange.

India Sector Leader Fund’s benchmark index is MSCI India Index, an unmanaged free float-adjusted market capitalization index designed to measure the market performance, including price performance and income from dividend payments, of Indian equity securities.

Global Sector Leader Fund’s benchmark index is MSCI AC World Index, an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Asia Small/Mid Cap Fund’s benchmark index is MSCI AC Asia ex Japan Mid Cap Index, an unmanaged free float-adjusted market capitalization weighted mid cap index that is designed to measure the mid capitalization equities performance of Asia region excluding Japan.

Chindia Great Consumer Fund’s benchmark index is a China/India blended index. It is a market capitalization blend of MSCI China Index and MSCI India Index. MSCI China Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of China. MSCI India Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of India.

Disclosure of Portfolio Holdings. The Funds disclose their calendar quarter-end portfolio holdings on the Trust’s public website (http://investments.miraeasset.us) within 60 days after calendar quarter-end. Each Fund also discloses its top ten holdings 15 days or more after calendar quarter-end. A description of the Fund’s policies and procedures for disclosing its holdings is available in the Trust’s SAI.

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MANAGEMENT OF THE FUNDS

Mirae Asset Global Investments (USA) LLC

Mirae Asset USA, One Bryant Park, 39th Floor, New York, New York 10036, is the investment manager for each of the Funds. Mirae Asset USA, a registered investment manager, was organized in 2008 to provide investment advisory services for investment companies and other clients. Mirae Asset USA is indirectly wholly owned by Mirae Asset Hong Kong. Mirae Asset Hong Kong is wholly owned by Mirae Asset MAPS Global Investments Co., Ltd. As of December 31, 2010, Mirae Asset USA had approximately $1.6 billion in assets under management.

Under the investment management agreement between the Trust, on behalf of the Funds, and Mirae Asset USA (the “Investment Management Agreement”), Mirae Asset USA agrees to provide, or arrange for the provision of, investment advisory and certain management services to the Funds, subject to the oversight and supervision of the Board of Trustees of the Trust. Mirae Asset USA is also obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties thereunder.

In accordance with the terms of the Investment Management Agreement, Mirae Asset USA has retained Mirae Asset Hong Kong to act as a sub-manager for Korea Sector Leader Fund, India Sector Leader Fund, Asia Small/Mid Cap Fund and Chindia Great Consumer Fund. Mirae Asset Hong Kong, Level 15, Three Pacific Place, 1 Queen’s Road East, Hong Kong, a registered investment manager, was established in December 2003 and engages in portfolio management activities primarily for individuals, institutional investors and investment trusts. As of December 31, 2010, Mirae Asset Hong Kong had approximately $8.1 billion in assets under management.

Korea Sector Leader Fund

For its services as investment manager, Mirae Asset USA will receive a monthly fee equal on an annual basis to [•]% of the average daily net assets of Korea Sector Leader Fund.

Mirae Asset USA  has contractually agreed to forego its management fee and, if necessary, to reimburse Korea Sector Leader Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, expenses incurred as a result of the Fund’s investments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Fund do not exceed [•]% (for Class A Shares), [•]% (for Class C Shares) and [•]% (for Class I Shares) of average daily net assets through [August 31, 2012]. If, within three years following any amounts foregone or reimbursed with respect to any share class, the operating expenses of such share class paid by the Fund are less than the expense limit for such share class, the applicable share class may have to repay Mirae Asset USA all or a portion of the fees foregone or reimbursed during the three-year period. In no event, however, will payment of such reimbursement cause the Fund to pay fees or expenses in an amount exceeding the expense limit applicable at the time of such reimbursement to Mirae Asset USA to that share class under the agreement. To receive any such repayment, Mirae Asset USA or an affiliate must be the investment manager or administrator to the Fund at the time of payment and the Board of Trustees must approve the payment of such reimbursement.  The agreement may be terminated prior to [August 31, 2012] upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

India Sector Leader Fund

For its services as investment manager, Mirae Asset USA will receive a monthly fee equal on an annual basis to [•]% of the average daily net assets of India Sector Leader Fund.

Mirae Asset USA  has contractually agreed to forego its management fee and, if necessary, to reimburse India Sector Leader Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, expenses incurred as a result of the Fund’s investments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Fund do not exceed [•]% (for Class A Shares), [•]% (for Class C Shares) and [•]% (for Class I Shares) of average daily net assets through [August 31, 2012]. If, within three years following any amounts foregone or reimbursed with respect to any share class, the operating expenses of such share class paid by the Fund are less than the expense limit for such share class, the applicable share class may have to repay Mirae Asset USA all or a portion of the fees foregone or reimbursed during the three-year period. In no event, however, will payment of such reimbursement cause the Fund to pay fees or expenses in an amount exceeding the expense limit applicable at the time of such reimbursement to Mirae Asset USA to that share class under the agreement. To receive any such repayment, Mirae Asset USA or an affiliate must be the investment manager or administrator to the Fund at the time of payment and the Board of Trustees must approve the payment of such reimbursement.  The agreement may be terminated prior to [August 31, 2012] upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

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Global Sector Leader Fund

For its services as investment manager, Mirae Asset USA will receive a monthly fee equal on an annual basis to [•]% of the average daily net assets of Global Sector Leader Fund.

Mirae Asset USA  has contractually agreed to forego its management fee and, if necessary, to reimburse Global Sector Leader Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, expenses incurred as a result of the Fund’s investments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Fund do not exceed [•]% (for Class A Shares), [•]% (for Class C Shares) and [•]% (for Class I Shares) of average daily net assets through [August 31, 2012]. If, within three years following any amounts foregone or reimbursed with respect to any share class, the operating expenses of such share class paid by the Fund are less than the expense limit for such share class, the applicable share class may have to repay Mirae Asset USA all or a portion of the fees foregone or reimbursed during the three-year period. In no event, however, will payment of such reimbursement cause the Fund to pay fees or expenses in an amount exceeding the expense limit applicable at the time of such reimbursement to Mirae Asset USA to that share class under the agreement. To receive any such repayment, Mirae Asset USA or an affiliate must be the investment manager or administrator to the Fund at the time of payment and the Board of Trustees must approve the payment of such reimbursement.  The agreement may be terminated prior to [August 31, 2012] upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

Asia Small/Mid Cap Fund

For its services as investment manager, Mirae Asset USA will receive a monthly fee equal on an annual basis to [•]% of the average daily net assets of Asia Small/Mid Cap Fund.

Mirae Asset USA  has contractually agreed to forego its management fee and, if necessary, to reimburse Asia Small/Mid Cap Sector Leader Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, expenses incurred as a result of the Fund’s investments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Fund do not exceed [•]% (for Class A Shares), [•]% (for Class C Shares) and [•]% (for Class I Shares) of average daily net assets through August 31, 2012. If, within three years following any amounts foregone or reimbursed with respect to any share class, the operating expenses of such share class paid by the Fund are less than the expense limit for such share class, the applicable share class may have to repay Mirae Asset USA all or a portion of the fees foregone or reimbursed during the three-year period. In no event, however, will payment of such reimbursement cause the Fund to pay fees or expenses in an amount exceeding the expense limit applicable at the time of such reimbursement to Mirae Asset USA to that share class under the agreement. To receive any such repayment, Mirae Asset USA or an affiliate must be the investment manager or administrator to the Fund at the time of payment and the Board of Trustees must approve the payment of such reimbursement.  The agreement may be terminated prior to August 31, 2012 upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

Chindia Great Consumer Fund

For its services as investment manager, Mirae Asset USA will receive a monthly fee equal on an annual basis to [•]% of the average daily net assets of Chindia Great Consumer Fund.

Mirae Asset USA  has contractually agreed to forego its management fee and, if necessary, to reimburse Chindia Great Consumer Sector Leader Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, expenses incurred as a result of the Fund’s investments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Fund do not exceed [•]% (for Class A Shares), [•]% (for Class C Shares) and [•]% (for Class I Shares) of average daily net assets through [August 31, 2012]. If, within three years following any amounts foregone or reimbursed with respect to any share class, the operating expenses of such share class paid by the Fund are less than the expense limit for such share class, the applicable share class may have to repay Mirae Asset USA all or a portion of the fees foregone or reimbursed during the three-year period. In no event, however, will payment of such reimbursement cause the Fund to pay fees or expenses in an amount exceeding the expense limit applicable at the time of such reimbursement to Mirae Asset USA to that share class under the agreement. To receive any such repayment, Mirae Asset USA or an affiliate must be the investment manager or administrator to the Fund at the time of payment and the Board of Trustees must approve the payment of such reimbursement.  The agreement may be terminated prior to [August 31, 2012] upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

Korea Sector Leader Fund, India Sector Leader Fund, Asia Small/Mid Cap Fund and Chindia Great Consumer Fund

With respect to each Fund, Mirae Asset USA compensates the sub-manager out of the management fee it receives from the Fund for providing sub-advisory services.

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A discussion of the basis for the Board of Trustees’ approval of the Investment Management Agreement with Mirae Asset USA and the sub-management agreement between Mirae Asset USA and Mirae Asset Hong Kong will be included in the Trust’s [annual shareholder report for the period ended April 30, 2011].

Portfolio Managers

The following provides additional information about the individual portfolio manager(s) who have or share primary responsibility for managing each Fund’s investments. For each Fund, the SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

Korea Sector Leader Fund

Information about Sung Ho Im, the portfolio manager primarily responsible for managing Korea Sector Leader Fund, is set forth below.

Portfolio Manager	Since	Recent Professional Experience
Sung Ho Im	2011

Sung Ho Im is a senior portfolio manager with Mirae Asset Hong Kong. He has led a portfolio management team responsible for regional and global investment strategies since 2009. From 2005 to 2009, he managed China and Asia Pacific equity funds at Mirae Asset Hong Kong. Prior to joining Mirae Asset Hong Kong in 2005, Mr. Im managed Korean equity funds at Mirae Asset Global Investments Co., Ltd in Seoul, which he joined in 2002. He has a Bachelor of Business Administration degree from Seoul National University and is fluent in Korean.

India Sector Leader Fund

Information about Rahul Chadha, the portfolio manager primarily responsible for managing India Sector Leader Fund, is set forth below.

Portfolio Manager	Since	Recent Professional Experience
Rahul Chadha	2011

Rahul Chadha is the Head of the Asia Pacific Investment Division of Mirae Asset Hong Kong and manages investments in India and other Asian markets. Prior to joining Mirae Asset Hong Kong in 2006, Mr. Chadha was with Aviva Life Insurance from 2003 to 2005 as a senior research analyst on their India team and with Standard Chartered Mutual Funds from 2005 to 2006 as a senior equity analyst responsible for sector coverage in India. He holds a Master of Finance and Control degree and a Bachelor of Business Studies degree from the University of Delhi and is fluent in Hindi.

Global Sector Leader Fund

Information about José Gerardo Morales, CFA and Alex Heejung Chang, CFA, the portfolio managers jointly and primarily responsible for managing Global Sector Leader Fund, is set forth below.

Portfolio Managers	Since	Recent Professional Experience
José Gerardo Morales, CFA	2011

José Gerardo Morales is Chief Investment Officer — U.S. and Eastern Europe, Middle East and Africa (EMEA) of Mirae Asset USA. Before joining Mirae Asset Global  Investment Management (UK) Ltd. in 2007, Mr. Morales was Head of Emerging European Equities at Pictet Asset Management (“Pictet”) from 2006 to 2007. Prior to Pictet, he was Head of EMEA Emerging Markets at West LB Mellon Asset Management (London) from 2002 to 2006. Mr. Morales holds an M.B.A. from Georgetown University and a Bachelor of Finance degree from George Mason University. He is a Chartered Financial Analyst, is based in New York and is fluent in Spanish.

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Portfolio Managers	Since	Recent Professional Experience
Alex Heejung Chang, CFA	2011

Alex Heejung Chang leads the Developed Markets Investment Team with Mirae Asset USA.  He is in charge of managing global and quantitative funds.  Mr. Chang joined the Mirae Asset Financial Group in 2005, and has played key roles in global research for Seoul,  Hong Kong, London and US offices.  Prior to joining Mirae Asset, Mr. Chang worked at Samsung Securities from 2003 to 2005 as a quantitative analyst. He is  a Chartered Financial Analyst, and has a BS degree in Computer Science  and Industrial Engineering from Yonsei University.

Asia Small/Mid Cap Fund

Information about Sung Ho Im, the portfolio manager primarily responsible for managing Asia Small/Mid Cap Fund, is set forth below.

Portfolio Manager	Since	Recent Professional Experience
Sung Ho Im	2011

Sung Ho Im is a senior portfolio manager with Mirae Asset Hong Kong. He has led a portfolio management team responsible for regional and global investment strategies since 2009. From 2005 to 2009, he managed China and Asia Pacific equity funds at Mirae Asset Hong Kong. Prior to joining Mirae Asset Hong Kong in 2005, Mr. Im managed Korean equity funds at Mirae Asset Global Investments Co., Ltd in Seoul, which he joined in 2002. He has a Bachelor of Business Administration degree from Seoul National University and is fluent in Korean.

Chindia Great Consumer Fund

Information about Rahul Chadha and Byung-Ha Kim, the portfolio managers jointly and primarily responsible for managing Chindia Great Consumer Fund, is set forth below.

Portfolio Managers	Since	Recent Professional Experience
Rahul Chadha	2011

Rahul Chadha is the Head of the Asia Pacific Investment Division of Mirae Asset Hong Kong and manages investments in India and other Asian markets. Prior to joining Mirae Asset Hong Kong in 2006, Mr. Chadha was with Aviva Life Insurance from 2003 to 2005 as a senior research analyst on their India team and with Standard Chartered Mutual Funds from 2005 to 2006 as a senior equity analyst responsible for sector coverage in India. He holds a Master of Finance and Control degree and a Bachelor of Business Studies degree from the University of Delhi and is fluent in Hindi.

Byung-Ha Kim	2011

Byung-Ha Kim is Head of the China Investment Team of Mirae Asset Hong Kong. He manages investments in China and other Asian markets. Prior to joining Mirae Asset Hong Kong in 2005, Mr. Kim served as a strategist at the research entity of Mirae Asset Global Investments Co., Ltd. in Seoul from 1999 to 2005.  Mr. Kim graduated with a Bachelor of Business Administration from Seoul National University.

Related Performance of Other Account

India Sector Leader Fund

India Sector Leader Fund is newly organized and does not yet have its own performance record. The table below sets forth the performance data relating to a Korean-domiciled fund that follows substantially the same investment policies and strategies as India Sector Leader Fund and is managed by India Sector Leader Fund’s portfolio manager (the “Related India Account”). The table also shows the returns for the MSCI India Index, which is provided to represent the investment environment existing at the time periods shown. The MSCI India Index is unmanaged, and an investor may not invest directly in the MSCI India Index. No performance information is shown for the Fund, which has not yet commenced operations as of the date of this prospectus.

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Investors should not consider this performance data as an indication of the future performance of the Fund or the Related India Account.

Performance figures are presented for the Related India Account, which is a master fund into which other funds and accounts (collectively, the “India Feeder Fund”) invest their respective assets.  No fees or expenses are charged by the Related India Account; instead, all fees and expenses are assessed on the India Feeder Fund level.  Therefore, performance figures for the Related India Account do not reflect any deduction of fees or expenses.  The performance figures for the Related India Account have not been adjusted to reflect the management fee and other expenses payable by the Fund.  The Related India Account is not registered as an investment company under the Investment Company Act. The performance of the Related India Account could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations, if such accounts had been regulated as an investment company under the U.S. federal securities and tax laws. For example, due to such regulatory requirements, restrictions and limitations, the Fund may not be able to hold as large a position in certain securities as the Related India Account.  Additionally, although it is anticipated that the Fund and the Related India Account may hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular fund holdings. The performance information does not reflect the deduction of any applicable sales loads which, if reflected, would reduce the performance quoted. In addition, the Fund’s total operating expenses are expected to be higher than those of the Related India Account; if the Fund’s expenses were reflected, the performance shown would be lower. Past performance is not indicative of future returns, and that the investment return and principal value of an investment will fluctuate, sometimes dramatically, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Historical performance information for the Related India Account and the MSCI India Index is shown below. The performance figures for the Related India Account are time-weighted rates of return, which include the deduction of transaction costs. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds. The Related India Account is a Korean-domiciled, Korean-won denominated fund whose daily returns have been translated to U.S. dollars using close of business U.S. foreign exchange rates from FactSet Data Systems. All returns are calculated in U.S. dollars and reflect the reinvestment of dividends and other distributions.

Related India Account Annual Total Returns for the following periods:

Year Ended December 31,	Related India Account Total Return (%)	MSCI India Index Return (%)	Total Assets (U.S. $ million)
2010	31.65%	20.24%	$346,067,301
2009	106.88%	100.86%	$371,348,470
2008	-65.80%	-64.87%	$166,321,567
2007	91.29%	71.35%	$688.487,965
2006*	50.68%	60.35%	$179,028,688

* From June 14, 2006 (inception date of Related India Account)

Average Annual Total Returns As of December 31, 2010	1 Year	3 Year	Since Inception (June 14, 2006)
Related India Account	31.65%	-6.86%	168.45%
MSCI India Index	20.24%	-15.16%	133.11%

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The Administrator and Transfer Agent

Citi Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator and the transfer agent for the Funds pursuant to a services agreement by and between the Trust and Citi Fund Services Ohio, Inc. (the “Services Agreement”).  In connection with its role as the transfer agent, Citi Fund Services Ohio, Inc. performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

The Distributor

Funds Distributor, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine, 04101, the Trust’s principal underwriter (“Distributor”), acts as the Funds’ distributor in connection with the offering of the Funds’ shares. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares.

Compliance Services

Foreside Compliance Services, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine, 04101, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer, as well as certain additional compliance support functions to the Funds.

Neither the Administrator, Transfer Agent, Distributor nor Foreside Compliance Services, LLC is affiliated with Mirae Asset USA or its affiliates.

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ACCOUNT INFORMATION

DESCRIPTION OF THE SHARE CLASSES

The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares.

Each of the Funds offers Class A, Class C and Class I Shares through this Prospectus. The different share classes allow you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the following tables. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. You should consult your financial adviser to help you decide which share class is best for you.

If you purchase your Fund shares through a financial adviser (such as a broker or bank), the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees.

The following chart provides a summary of the differences among the classes of shares.

	Class A	Class C	Class I
Initial Sales Charge	Initial sales charge applies. Deducted from your investment so that not all of your purchase payment is invested.	No initial sales charge. Entire purchase price is invested in shares of the Fund.	No initial sales charge. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge	Generally no deferred sales charge. May be charged 1.00% for purchases of $1 million or more that are redeemed within twelve months of investment.	1.00% deferred sales charge applies. Payable if you redeem within one year of purchase.	No deferred sales charge.

Distribution and Service (12b-1) Fee	0.25% Distribution and Service (12b-1) Fee.	1.00% Distribution and Service (12b-1) Fee.	No Distribution and Service (12b-1) Fee.

Availability	Generally available.	Generally available.	Limited availability. Please see “Account Information – Description of the Shares Classes – Class I Shares” below for eligibility requirements.

Class A Shares

Class A Shares of each Fund pay an annual distribution and service (12b-1) fee equal to 0.25% of average daily net assets of Class A Shares.

You can purchase Class A Shares at the net asset value per share (“NAV”) plus an initial sales charge (referred to as the Offering Price). The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

Amount of Purchase	Sales Charge* as a Percentage of Offering Price	Sales Charge* as a Percentage of Net Amount Invested	Dealer Reallowance as a Percentage of the Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.50%
$100,000 but less than $250,000	4.00%	4.17%	3.75%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $1,000,000	2.20%	2.25%	1.95%
$1,000,000 or more	None**	None**	None***

*

Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.

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**

No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1.00% is imposed on certain redemptions of such investments within twelve months of purchase. See “Purchase and Redemption of Shares – Additional Information About the CDSC for Class A Shares” in the SAI for more information.

***

Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 0.75% of the offering price of Class A Shares. See “Purchase and Redemption of Shares – Additional Information About the CDSC for Class A Shares” in the SAI for more information. Please note if a client or financial intermediary is unable to provide account verification on purchases receiving million dollar breakpoints due to rights of accumulation, sales commissions will be forfeited. Purchases eligible for sales charge waivers as described under “Class A Shares – Initial Sales Charge Waivers” are not eligible for sales commissions on purchases of $1 million or more.

No initial sales charge applies to shares that you buy through reinvestment of dividends or capital gains.

You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is set forth below. You may consult your broker, financial intermediary, or financial adviser for assistance.

Initial Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent. If you intend to purchase at least $100,000 of Class A Shares of a Fund, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. The maximum intended investment allowable under a letter of intent is $1,000,000. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds will hold such amount in shares in escrow. The Fund will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Rights of Accumulation. The value of eligible accounts across all Funds maintained by you and each member of your immediate family may be combined with the value of your current purchase to obtain a lower sales charge for that purchase (according to the chart on page [•]). For purposes of obtaining a breakpoint discount, a member of your “immediate family” includes your spouse, parent, stepparent, legal guardian, children and/or stepchildren under age 21, father-in-law, mother-in-law and partnerships created through civil unions, in each case including adoptive relationships. Eligible accounts include:

•

Individual accounts

•

Joint accounts between the individuals described above

•

Certain fiduciary accounts

•

Single participant retirement plans

•

Solely controlled business accounts

Fiduciary accounts include trust and estate accounts. Fiduciary accounts may be aggregated with the accounts described above so long as there are no beneficiaries other than you and members of your immediate family. In addition, a fiduciary can count all shares purchased for a fiduciary account that may have multiple accounts and/or beneficiaries.

For example, if you own Class A Shares of Korea Sector Leader Fund that have an aggregate value of $100,000, and make an additional investment in Class A Shares of Korea Sector Leader Fund of $4,000, the sales charge applicable to the additional investment would be 4.00%, rather than the 5.75% normally charged on a $4,000 purchase. Please contact your broker to establish a new account under Rights of Accumulation.

For purposes of determining whether you are eligible for a reduced Class A initial sales charge, investments will be valued at their current offering price (including any applicable sales charge) or the original investment amount, whichever is higher. You should retain any records necessary to substantiate the public offering price originally paid.

To receive a reduction in your Class A initial sales charge, you must let your financial adviser or the Transfer Agent know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial adviser or the Transfer Agent to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge, including, where applicable, information about accounts opened with a different financial adviser.

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Certain brokers or financial advisers may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or your financial adviser prior to purchasing a Fund’s shares.

Initial Sales Charge Waivers

Initial sales charges on Class A Shares will be waived for the following types of purchases:

1.

Purchase by any other investment company in connection with the combination of such company with a Fund by merger, acquisition of assets or otherwise.

2.

Reinvestment by a shareholder who has redeemed shares in a Fund and reinvests in that Fund or another Fund, provided the reinvestment is made within 90 days of the redemption.

3.

Purchase by a tax-exempt organization enumerated in Section 501(c)(3) of the Internal Revenue Code and private, charitable foundations that in each case make a lump-sum purchase of $100,000 or more.

4.

Purchase by a unit investment trust registered under the Investment Company Act which has shares of a Fund as a principal investment.

5.

Purchase by a financial institution purchasing Class A Shares of a Fund for clients participating in select fee-based asset allocation programs or wrap fee programs which have been approved by the Distributor.

6.

Purchase by a registered investment adviser or financial planner who places trades for its own accounts or the accounts of its clients and who charges a management, consulting or other fees for its services; and clients of such investment adviser or financial planner who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.

7.

Purchases of an employer-sponsored retirement or benefit plan defined in section 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code or a “rabbi trust” provided that:

–

the plan’s assets are at least $1,000,000; or

–

there are at least 100 employees eligible to participate in the plan.

8.

Purchase by an employee or a registered representative of an entity with a selling agreement with the Distributor to sell shares of one or more of the Funds.

9.

Purchase by a current or former Trustee of the Trust.

10.

Any member of the immediate family of a person qualifying under (8) or (9) above, including a spouse, parent, stepparent, legal guardian, children and/or stepchildren under age 21, father-in-law, mother-in-law and partnerships created through civil unions, in each case including adoptive relationships.

11.

Purchases by a registered management investment company that has an agreement with Mirae Asset USA or the Distributor for that purpose.

12.

Purchases are made in exchange of shares of Class A of one Fund for shares of Class A of another Fund.

13.

Purchase by a financial intermediary, provided the arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

14.

Purchases by financial intermediaries that sponsor electronic mutual fund marketplaces who have a dealer arrangement with the Distributor or service agreement with the Funds, or by clients of such financial intermediaries who place trades for their own accounts when the accounts are linked to a master omnibus account of such financial intermediaries, provided that financial intermediaries receive no portion of the Class A initial sales charge, however the financial intermediaries may directly charge their clients a management, asset allocation, consulting, transaction, account or other fee for their services.

Investors who qualify under any of the categories described above should contact their brokerage firms or financial intermediary. For further information on sales charge waivers, call the Transfer Agent.

Class C Shares

You pay no initial sales charge if you purchase Class C Shares. However, a 1.00% deferred sales charge will apply to redemptions of shares made within twelve months of buying them, as discussed below. Brokers that initiate and are responsible for purchase of Class C Shares may receive a sales commission at the time of sale of up to 1.00% of the purchase price of such Class C Shares of a Fund. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains.

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You will also pay an annual distribution and service (12b-1) fee of 1.00% of the average daily net assets of Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees increase the cost of your investment and may cost you more than paying the initial sales charge associated with Class A Shares.

Contingent Deferred Sales Charge (CDSC)

You pay a CDSC of 1.00% when you redeem:

•

Class A Shares that were bought without paying a front end sales charge as part of an investment of at least $1,000,000 within twelve months of purchase

•

Class C Shares within twelve months of purchase

The CDSC is calculated based on the lesser of the original cost of the shares being redeemed or the proceeds of your redemption and is calculated without regard to any redemption fee. Shares purchased through reinvestment of distributions are not subject to a CDSC. These time periods include the time you held Class C Shares of another Fund of which you may have exchanged for Class C Shares of the Fund you are redeeming.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. For the purposes of the CDSC, we will calculate the holding period of shares acquired through an exchange of shares of another Fund from the date you acquired the original shares of the other Fund.

CDSC Waivers

The CDSC payable upon redemptions of shares will be waived for:

•

Exchanges described in “How To Purchase, Redeem and Exchange Shares – How To Exchange Shares” below;

•

Redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Internal Revenue Code) subsequent to the purchase of the applicable shares;

•

Redemptions made with respect to certain retirement plans sponsored by the Trust, Mirae Asset USA or its affiliates;

•

Minimum required distributions made from an individual retirement account (“IRA”) or other retirement plan account after you reach age 70 ½, limited to 10% annually of the value of your account, measured at the time you set up the plan;

•

Withdrawals under a Fund’s systematic withdrawal plan, limited to 10% annually of the value of your account, measured at the time you set up the plan; redemptions related to the payment of custodial IRA fees;

•

Redemptions initiated by a Fund;

•

Redemptions by retirement plans of shares held in plan level or omnibus accounts maintained by a retirement plan administrator or recordkeeper;

•

Redemptions when you can demonstrate hardship (including, but not limited to, redemptions related to death, disability or qualified domestic relations order), as determined in the absolute discretion of a Fund; and

•

Redemptions of Class A Shares where no broker was compensated for the sale.

CDSC Aging Schedule

As discussed above, certain investments in Class A and Class C Shares will be subject to a CDSC. The aging schedule applies to the calculation of the CDSC.

Purchases of Class A or Class C Shares made on any day during a calendar month will age one month on the same day of the following month, and the same day of each subsequent month.  For example, if an investor purchases Class C Shares of a Fund on April 15, 2012, such purchase of Class C Shares will age one month on May 15, 2012.  Therefore, if the investor redeems the Class C Shares purchased prior to April 15, 2013, such investor will be required to pay the 1.00% CDSC.

No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

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Class I Shares

Class I Shares are not subject to any sales charge. However, Class I Shares are only available to certain investors. Eligible Class I share investors include:

•

Funds of funds

•

Participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401(a), of the Code, including 401(k) plans, if the value of the plan exceeds $10,000,000 when the shares are held in an omnibus account on the Fund’s records and an unaffiliated third party provides administrative and/or other support services to the plan

•

Certain financial intermediaries that charge their customers transaction fees with respect to their customers’ investments in the Funds

•

Endowments, foundations, corporations, and high net worth individuals using a trust or custodial platform

•

Investors participating in select fee-based arrangements sponsored by non-affiliated broker-dealers and other financial institutions that have entered into agreements with the Distributor

•

Directors/trustees, officers and employees of the Trust, Mirae Asset USA, the sub-manager to the Funds and/or their respective affiliates

Financial intermediaries may have eligibility requirements, including lower investment minimum or plan asset requirements, for their clients or customers investing in Class I Shares, which may differ from the requirements for investors purchasing directly from the Fund.

DISTRIBUTION AND SERVICE FEES

Distribution and Shareholder Servicing Payments

The Trust, on behalf of each Fund, has adopted plans (the “Plans”) with respect to the Class A and Class C Shares that allow each Fund to pay distribution fees for the marketing, distribution and sale of those share classes under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders. The Class I Shares do not have a 12b-1 plan. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Plans, Class A and Class C Shares may pay distribution fees to the Distributor for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of Mirae Asset USA for sales support services provided in connection with the sale of Class A or Class C Shares, as applicable. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including Mirae Asset USA and its affiliates) (“Service Organizations”) for sales support services and related expenses. Class I Shares do not pay a distribution fee.

Under the Plans, each of the Funds also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own Class A and Class C Shares in return for these fees. The shareholder servicing fees payable pursuant to the Plans are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of the Fund’s shares. All Class A and Class C Shares pay this shareholder servicing fee. Class I Shares do not pay a shareholder servicing fee.

The 12b-1 fees for each Fund vary by share class as follows:

•

Class A Shares pay a 12b-1 fee at the annual rate of 0.25% of the average daily net assets of the Class A Shares.

•

Class C Shares pay a 12b-1 fee at the annual rate of 1.00% of the average daily net assets of the Class C Shares. The Distributor may use up to 0.25% of the fee for shareholder servicing for Class C Shares and up to 0.75% for distribution for Class C Shares.

In the case of Class C Shares, 12b-1 fees, together with the CDSC, are used to finance the costs of advancing brokerage commissions paid to dealers and investment representatives.

The 12b-1 amounts retained by the Distributor may be used to reimburse Mirae Asset USA for distribution-related and/or shareholder servicing expenses incurred directly by Mirae Asset USA.

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Other Fund Payments

In addition, the Funds may pay fees to Service Organizations for sub-administration, sub-transfer agency and other services associated with shareholders whose funds are held of record in omnibus accounts, other group accounts or accounts traded through registered clearing agents. These payments may be made in addition to fees paid to the Service Organizations by the Distributor pursuant to the Plans. These Service Organizations also may be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

Other Payments to Financial Intermediaries and Other Service Providers

Mirae Asset USA and its affiliates may make payments to Service Organizations relating to distribution and sales support activities out of their own resources or other sources available to them (and not as an additional charge to the Fund). Mirae Asset USA or its affiliates may pay to Service Organizations a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. Mirae Asset USA and its affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of a Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of these payments by Mirae Asset USA and its affiliates may be substantial. Payments by Mirae Asset USA may include amounts that are sometimes referred to as “revenue sharing” payments. “Revenue sharing” payments include payments for distribution-related expenses, such as marketing, promotional or related expenses, to Service Organizations through which investors may purchase shares of a Fund. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization or its representatives to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about revenue sharing payments it may receive. For more information, see the SAI.

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

You can speak to an Investor Services Representative between 8:00 a.m. and 6:00 p.m. (Eastern Time) on any Fund business day by calling 1-888-335-3417.

You may purchase, redeem and exchange Class A, Class C and Class I Shares of the Funds in the manner described below. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these classes of shares, which are described in the next section under the caption “Investor Programs.”

Each Fund’s net asset value (“NAV”) is calculated as of the close of regular trading of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, on each day that the NYSE is open. Your purchase or redemption order will be calculated at the NAV next calculated, after the deduction of applicable sales charges and redemption fees and any required tax withholding, if your order is complete (has all required information) and the Transfer Agent receives your order by (i) the Transfer Agent’s close of business, if placed through a financial intermediary, so long as the financial intermediary (or its authorized designee) received your order by the valuation time; (ii) or the valuation time, if placed directly by you (not through a financial intermediary such as a broker or bank) to the Transfer Agent.

The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. Such intermediaries may include financial advisers, custodians, trustees, retirement plan administrators or recordkeepers. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee. You may be charged a fee if you effect transactions through a broker or other agent.

How to Purchase Shares

Initial and Subsequent Investment Minimums

The table below sets for the minimum initial investment, the minimum subsequent investment and the minimum account balance of each Fund for Class A and Class C Shares.

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Type of Account	Minimum Initial Investment (per Fund)	Minimum Subsequent Investment (per Fund)	Minimum Account Balance (per Fund)
Regular	$2,000	$100	$1,000
IRA and Roth IRA	$500	$50	$500
Coverdell Education Savings Account (Educational IRA)	$500	$50	$500
Systematic Investment Plan	$500	$50	$500

The minimum initial investment for Class I Shares of a Fund is $250,000, subject to certain exceptions. The minimum subsequent investment for Class I Shares of a Fund is $25,000. The minimum account balance for Class I Shares is $250,000. Financial intermediaries may have eligibility requirements, including lower initial investment minimum requirements, for their clients or customers investing in Class I Shares, which may differ from the requirements for investors purchasing directly from the Fund.

Information about Investment and Account Minimums

Except as noted below, the Funds require that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed or exchanged some of your shares, a Fund may notify you of its intent to liquidate your account unless it reaches the required minimum. You may prevent such liquidation by increasing the value of your account to at least the minimum within sixty (60) days of the notice from a Fund.

The Funds may be limited in their ability to monitor or ensure that accounts opened through a financial intermediary meet the minimum investment requirements. Nevertheless, the Funds expect that financial intermediaries will comply with the Funds’ investment requirements including applicable investment minimums. In the event a Fund is unable to prevent an account with a below minimum balance from opening, the Fund reserves the right to liquidate the account at any time.

Initial investment minimums do not apply to investments made by the Trustees of the Trust and employees of Mirae Asset USA, the sub-manager, their affiliates or their family members.

The initial investment minimum may be reduced or waived for investments made by investors in wrap-free programs or other asset-based advisory fee programs where reduction or waiver of investment minimums is a condition for inclusion in the program.

Financial intermediaries may have investment minimum requirements for their clients or customers investing in Class A Shares that are higher than the requirements for investors purchasing directly from the Fund. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about what investment minimums and eligibility requirements will be applied to your account.

The Funds reserve the right to waive any investment or account minimum to the extent such a decision is determined to be in the best interests of the Funds. The Funds also reserve the right to liquidate your account regardless of size.

When you buy shares, be sure to specify the class of shares. If you do not choose a share class, your investment will be made in Class A Shares. If you are not eligible for the class you have selected, your investment may be refused. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund and the share class are appropriate for you. In addition, consider the Funds’ investment objectives, principal investment strategies and principal risks as well as factors listed under “Description of the Share Classes” to determine which Fund and share class is most appropriate for your situation.

Opening Your Account

You can open a new account in any of the following ways:

Financial Adviser. You can establish an account by having your financial adviser process your purchase.

Third-Party Intermediaries. Shares of the Funds may be purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, they may charge you service or transaction fees. If you purchase or redeem shares through a Third-Party Intermediary, you will, generally, receive the NAV calculated after receipt of the order by them on any day the NYSE is open.

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Third-Party Intermediaries may have different eligibility requirements and may set deadlines for receipt of orders that are earlier than the order deadline of the Funds due to processing or other reasons. An investor purchasing through a Third-Party Intermediary should read the Prospectus in conjunction with the materials provided by the Third-Party Intermediary describing the procedures to purchase and redeem Fund shares. Please contact your Third-Party Intermediaries for more information. If you purchase Fund shares through a Third-Party Intermediary, you should contact the Third-Party Intermediary for more information about what investment minimums and eligibility requirements, service fee and order deadlines will be applied to your account.

By Mail. Please call the Transfer Agent at 1-888-335-3417 or visit www.miraeasset.com to obtain an application. Make checks payable to Mirae Asset Discovery Funds. Mail the check, along with your completed application to the following address:

Regular Mail:	Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165
Express, Registered or Certified Mail:	Mirae Asset Discovery Funds, 3435 Stelzer Road, Columbus, Ohio 43219

Payment for the purchase of shares received by mail will be credited to a shareholder’s account at the net asset value per share next determined after receipt. Such payment need not be converted into federal funds (monies credited to the Funds’ custodian bank by a Federal Reserve Bank) before acceptance.

By Wire. Please call the Transfer Agent at 1-888-335-3417 for instructions on purchasing shares by wire. If money is to be wired, your Account Application must have been received and accepted by the Transfer Agent and an account established in your name.  Your bank may charge a wire fee.  Wire orders will be accepted only on a day on which the Funds and the custodian and Transfer Agent are open for business. A wire purchase will not be considered made until your account has been opened and the wired money is received in good order.

Shareholders will receive the next determined net asset value per share after receipt of such wire. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Funds reserve the right to charge you for this service.

Current shareholders may open a new identically registered account by one of the following methods:

By Telephone Exchange. You may exchange $2,000 ($500 for IRAs, Roth IRAs, Coverdell Education Savings Accounts and Systematic Investment Plans) or more from your existing account to another Fund account.

The Funds will generally not accept investments from foreign investors (e.g., foreign financial institutions; non-U.S. persons), other than affiliates of Mirae Asset USA. The Funds do not generally accept foreign correspondent or foreign private banking accounts.

Adding To Your Account

There are several ways you can make additional investments in your account (subject to the minimum subsequent investment described above):

•

Ask your financial adviser to purchase shares on your behalf

•

Send a check along with the returnable portion of your statement

•

Contact the Transfer Agent with your order then wire additional investments through your bank as instructed above

•

Authorize transfers by telephone between your bank account and your Fund account through Automated Clearinghouse. You may elect this privilege on your account application or through a written request

•

Exchange shares from another Fund

•

Through a Systematic Investment Plan (please see “Account Information – Investor Programs – Purchase and Redemption Programs for Class A and Class C Shares” for details)

How To Exchange Shares

You can exchange your Class A, Class C and Class I Shares for shares of the same class of other Funds at NAV by having your financial adviser process your exchange request or by contacting the Transfer Agent directly. A share exchange is a taxable event for federal income tax purposes. In order to be eligible for exchange, shares of a Fund must be registered in your name or in the name of your financial adviser for your benefit for at least 15 days. The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase. You may exchange $100 ($50 for IRAs, Roth IRAs, Coverdell Education Savings Accounts and Systematic Investment Plans) from your existing account to another existing Fund account. Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase

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and will not be affected by any exchange. Shares exchanged between Funds within 60 days of purchase may be subject to a 2.00% redemption fee, as described below under “Frequent Purchases and Redemptions of Fund Shares.”

Class A shareholders of a Fund may exchange their shares for Class I Shares of the same Fund provided that they:  (1) hold their shares directly at the Funds’ Transfer Agent or through a Third-Party Intermediary that has a valid Class I selling agreement with the Funds, or its Distributor, authorizing such an exchange; and (2) are eligible to invest in Class I Shares in accordance with the criteria set forth in the current Funds’ Prospectus. Any exchange is subject to the Funds’ discretion to accept or reject the exchange. No sales charges or other Fund charges will apply to any such exchange, including any CDSC that would otherwise apply to the redemption. For federal income tax purposes, a same-Fund exchange generally will not result in a recognition by the investor of gain or loss. Shareholders should contact the Transfer Agent or their Third-Party Intermediaries before such an exchange.

How To Redeem Shares

You may redeem your shares either by having your financial adviser process your redemption or by contacting the Transfer Agent directly. Shares of the Funds may be redeemed by mail or, if authorized, by telephone. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investments held by the Funds.

You may give up some level of security in choosing to buy or sell shares by telephone rather than by mail. The Funds use procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, a Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

Under unusual circumstances such as when the NYSE is closed, trading on the NYSE is restricted or if there is an emergency, the Funds may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, a Fund may delay the payment of the redemption proceeds until the check used for purchase has cleared, which may take up to 10 business days from the purchase date. Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption.

Redeeming Through Your Financial Adviser. You can request your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to the Transfer Agent and may charge you for this service. The Funds have authorized one or more brokers to receive on their behalf redemption orders. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Funds’ behalf. Such intermediaries may include financial advisors, custodians, trustees, retirement plan administrators or recordkeepers. A Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee. Your financial adviser or broker may charge service fees for handling redemption transactions. Your shares may also be subject to a CDSC or redemption fee.

Redeeming Directly Through the Transfer Agent.  You can redeem your shares in any of the following ways:

By Telephone. You can call the Transfer Agent at 1-888-335-3417 to have shares redeemed from your account and the proceeds wired or electronically transferred directly to a pre-designated bank account or mailed to the address of record. The Transfer Agent will request personal or other information from you and will generally record the calls. You may elect not to receive this privilege on your account application.

By Mail. Each Fund will redeem its shares at the net asset value per share next determined after the request is received in “good order.” The net asset value per share of the Fund is determined as of the close of regular trading of the NYSE (normally 4:00 p.m., Eastern Time) each business day the NYSE is open. Requests should be addressed to:

Regular Mail:	Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165
Express, Registered or Certified Mail:	Mirae Asset Discovery Funds, 3435 Stelzer Road, Columbus, Ohio 43219

Requests in “good order” must include the following documentation:

(a)

a letter of instruction, specifying the name on the account registration, the Fund’s name, the account number, the number of shares or dollar amount to be redeemed, the class of shares to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

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(b)

any required signature guarantees (see “Signature Guarantees” below); and

(c)

other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Wire and/or Automated Clearinghouse (“ACH”). Redemptions in excess of $5,000 may be wired to your financial institution that is indicated on your account application. Please note that proceeds sent via wire will arrive the next business day and a $10.00 fee applies to Class A and Class C shares. Redemptions in excess of $100 may be sent via ACH and will arrive in 2-3 business days with no additional fee.

Note:  If an address change has occurred within 30 calendar days of the redemption, a signature guarantee will be required.

Call the Transfer Agent at 1-888-335-3417 for additional instructions.

Signature Guarantees. To protect you and the Funds against fraud, certain redemption options will require a medallion signature guarantee. A medallion signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers participating in a Medallion Program recognized by the Securities Transfer Association, but not from a notary public. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchange Medallion Program (“SEMP”), or the New York Stock Exchange, Inc. Medallion Program (“NYSE MSP”). The Transfer Agent will need written instructions signed by all registered owners, with a medallion signature guarantee for each owner, for any of the following:

•

Written requests to redeem $100,000 or more

•

Changes to a shareholder’s record name

•

Redemption from an account for which the address or account registration has changed within the last 30 days

•

Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record

•

Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours

•

Adding or changing:  ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account.

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.

Redemption Fee. Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds charge a redemption fee of 2.00% on redemptions of shares that have been held for less than 60 days. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares that were acquired through reinvestment of dividends or distributions. The fee will be credited to the assets of the applicable Fund, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. From time to time, the Funds may waive or modify the redemption fee for certain categories of investors. For more information on the Funds’ redemption fee, please see page [•].

INVESTOR PROGRAMS

As a shareholder of a Fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the Fund is made through a retirement plan.

Purchase and Redemption Programs for Class A and Class C Shares

For your convenience, the following purchase and redemption programs are made available to you with respect to Class A and Class C Shares, without extra charge.

Systematic Investment Plan. You can make cash investments through your checking account or savings account on any day of the month. If you do not specify a date, the investment will automatically occur on or about the fifteenth day of the month, or, if such day is not a business day, on the prior business day.

Reinvestments Without A Sales Charge. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

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Distribution Investment Program. You may purchase shares of any Fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting dividend and capital gain distributions from the same class of another Fund.

Systematic Withdrawal Plan. A non-retirement plan shareholder who has an account balance of at least $5,000 in any Fund may establish a systematic withdrawal plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $100 or more.

Shareholders may designate which day they want the automatic withdrawal to be processed. If you do not specify a date, the investment will automatically occur on the fifteenth day of the month, or, if such day is not a business day, on the prior business day. Each payment under this systematic withdrawal is funded through the redemption of your Fund shares. The check amounts may be based on the redemption of a fixed dollar amount or fixed share amount. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment, and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain medallion signature guarantee(s) as described under “How to Purchase, Redeem and Exchange Shares – Signature Guarantees.”  Any such requests must be received by the Transfer Agent 10 days prior to the date of the first systematic withdrawal. A systematic withdrawal plan may be terminated at any time by the shareholder, the Trust, or its agent on written notice, and will be terminated when all shares of the Funds under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

VALUATION OF FUND SHARES

You may purchase shares of a Fund at their offering price, which is the net asset value per share, plus any applicable sales charge. You may redeem shares of a Fund at their net asset value per share less any deferred sales charge. The price of each class of a Fund’s shares is based on the Fund’s net asset value, or NAV, which is calculated as of the close of regular trading of the NYSE, usually 4:00 p.m. Eastern Time, each day that the NYSE is open. The days that the NYSE is closed are listed in the SAI.

To determine NAV, a Fund values its assets at current market values, or at a fair value (for securities issued by non-U.S. companies or if current market values are not available) each day pursuant to fair value methods approved by the Board of Trustees. The net asset value per share is computed by dividing the total value of the assets of each Fund attributable to a share class, less the liabilities attributable to that share class, by the total number of the Fund’s outstanding shares in that share class.

Your purchase or redemption order will be calculated at the NAV next calculated, after the deduction of applicable sales charges and redemption fees and any required tax withholding, if your order is complete (has all required information) and the Transfer Agent receives your order by (i) the Transfer Agent’s close of business, if placed through a financial intermediary, so long as the financial intermediary (or its authorized designee) received your order by the valuation time; or (ii) close of the NYSE, if placed directly by you (not through a financial intermediary such as a broker or bank) to shareholder service.

The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. Such intermediaries may include financial advisors, custodians, trustees, retirement plan administrators or recordkeepers. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

The Funds, if applicable, use market quotations to value securities issued by U.S. companies. In certain cases, the Funds may use fair value methods approved by the Board each day that the NYSE is open for business. As a result, a Fund’s value for a security is likely to be different from quoted market prices.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service or reporting agency. Most securities listed on a foreign exchange are valued at the most recent sale price at the close of the exchange on which the security is primarily traded.  In certain countries, market maker prices are used since they are the most representative of the daily trading activity.

Securities for which market quotations are not readily available (including securities for which a Fund’s Investment Manager determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to procedures approved by the Board.  Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and

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before the time the Fund calculates net asset value.  Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Also, Mirae Asset USA and Mirae Asset Hong Kong believe that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.

The Board has adopted valuation procedures for the Funds and has delegated day-to-day responsibility for fair value determinations to Mirae Asset USA’s Valuation Committee.  All fair value determinations will be reported to the Board.  In certain circumstances, the administrative agent for the Trust may obtain and utilize fair value pricing information from independent fair value pricing services approved by the applicable Fund’s Investment Manager to determine the fair value of a security and/or may provide such information to the Fund’s Investment Manager in connection with the Investment Manager’s fair value determination.

There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders.

Because each of the Funds invests in securities that are traded primarily in non-United States markets, the value of its holdings could change at a time when you aren’t able to buy or sell Fund shares. This is because many of the non-United States markets are open on days or at times when the Funds do not price their shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund intends to pay dividends and distributions of substantially all of its net income (including any realized net capital gain), if any, to its shareholders annually, and, if necessary, may make additional distributions.

Distribution Options

The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by having your financial adviser notify the Transfer Agent or by contacting the Transfer Agent services directly:

•

Dividend and capital gain distributions reinvested in additional shares of the same Fund (this option will be assigned if no other option is specified)

•

Dividend distributions in cash; capital gain distributions reinvested in additional shares of the same Fund

•

Dividend and capital gain distributions in cash

•

Dividend and capital gain distributions reinvested in additional shares of another Fund of your choice.  Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the NAV as of the close of business on the reinvestment date, which is the NAV next computed for the Fund. Your request to change a distribution option must be received by the Transfer Agent at least five business days before a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks. You can choose to have your cash dividends and distributions deposited directly to your bank account or all sent to you by check. Tell us your preference on your application. If you choose to reinvest your dividends and distributions, you will be treated for U.S. federal income tax purposes as if you had received such dividends and distributions and used them to purchase additional shares.

[Taxes

In order to qualify as a “regulated investment company” and avoid federal corporate income tax, a mutual fund must, among other requirements, distribute to its shareholders virtually all of its net earnings. A Fund can earn money in two ways:  by earning interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. A Fund’s earnings are separate from any gains or losses stemming from your own purchase of shares.

The tax treatment of a Fund’s distributions to you depends on the nature of the Fund’s income from which the distribution is paid. Dividends paid from a Fund’s investment income or from its net short-term capital gain generally are taxed at ordinary income rates; however, dividends paid from the Fund’s “qualified dividend income,” including dividends the Fund receives from certain foreign corporations, and distributions of net long-term capital gain are currently eligible for taxation at a reduced rate when received by shareholders that are not corporations. A Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term

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capital gains, regardless of how long you have held your shares. The tax treatment of dividends and distributions is the same whether you reinvest them or receive them in cash.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. For example, Chinese source dividends and interest that are paid to a Fund will generally be subject to a withholding tax at a maximum rate of 10%, subject to certain exceptions. If more than 50% of a Fund’s assets are invested in stocks and securities of foreign corporations at the end of the fiscal year, the Fund may make an election under the Internal Revenue Code to allow shareholders to take a credit or deduction on their federal income tax returns for the foreign taxes paid by the Fund.

Unless you are investing through an IRA or other tax-advantaged account, buying and selling Fund shares will usually have tax consequences for you. Your sales of shares may result in a capital gain or loss for you; whether this capital gain is long-term or short-term depends on how long you owned the shares. In addition, an exchange of a Fund’s shares for shares of another Fund will generally be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to tax. Because each shareholder’s tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The Funds will send you detailed tax information at the end of each calendar year. These statements tell you the amount and the tax category of any dividends or distributions. They also contain certain details on your purchases and sales of shares.

Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you are a non-corporate taxpayer and have not provided a taxpayer identification number or social security number, or have provided an incorrect number. If you are neither a tax resident nor a citizen of the United States, or if you are a foreign entity, a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2012, certain “interest-related dividends” and “short-term capital gain dividends” paid by the Fund to certain non-U.S. shareholders are eligible for an exemption from the 30% U.S. withholding tax provided that certain requirements are satisfied and that such Fund elects to follow certain procedures. It is uncertain whether we will follow those procedures.

Recently enacted legislation will impose a 30% withholding tax on dividends and redemption proceeds paid after December 31, 2012, to (i) foreign financial institutions (as defined in Section 1471(d)(4) of the Code) unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

Other recently enacted legislation will impose a 3.8% Medicare tax on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

You are encouraged to consult with your own tax advisor regarding the possible implications of this legislation on your investment in the Fund.

If you invest right before a Fund pays a dividend, you will receive some of your investment back as a dividend that is taxable to you (unless you are investing through a tax-advantaged retirement account). You can avoid this result by investing after the Fund declares a dividend.]

POLICIES YOU SHOULD KNOW ABOUT

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through a securities broker-dealer, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that a securities broker-dealer may charge its own fees.

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Redemptions in-Kind. If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. In addition, investors will remain subject to market fluctuations in the value of these securities until the securities are sold.

Lost Accounts. The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current net asset value and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance. Unclaimed accounts may be subject to state escheatment laws, and the Funds and the Transfer Agent will not be liable to the shareholders or their representatives for compliance with those laws in good faith.

Policies About Transactions. The Funds are open for business each day the NYSE is open. Each Fund calculates its share price every business day, as of the close of regular trading on the NYSE (typically 4:00 p.m., Eastern Time, but sometimes earlier, as in the case of scheduled half-day trading, such as on days in advance of certain holidays, or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time during the Funds’ normal business hours. Once your order request is received in good order, it will be processed at the next share price calculated.

Because orders placed through broker-dealers must be forwarded to the Transfer Agent before they can be processed, you will need to allow extra time. A representative of your broker-dealer should be able to tell you when your order will be processed.

Transactions Initiated by Telephone or Electronically. Since many transactions may be initiated by telephone or electronically, it is important to understand that as long as the applicable Fund takes reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, the Fund is not responsible for any losses that may occur. For transactions conducted over the Internet, the Funds recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Wire Transactions. When you ask us to send or receive a wire, please note that while the Funds do not currently charge a fee to receive wires, it is possible that your bank may charge fees. Wire transactions are completed within 24 hours. The Funds can only send wires of $5,000 or more and accept wires of $1,000 or more.

Right to Reject, Restrict, Cancel or Limit Purchase and Exchange Orders. Purchases and exchanges should be made for investment purposes only. The Funds do not accept cash or cash equivalents (such as money orders, cashier’s checks, bankdrafts or traveler’s checks), credit cards or credit card checks, third party checks, starter checks or monetary instruments in bearer form. The Funds reserve the right to prohibit other forms of payment. The Anti-Money Laundering Compliance Officer may grant written exceptions from these prohibitions, if consistent with the Funds’ Anti-Money Laundering Program and the intent of applicable anti-money laundering laws. The Funds reserve the right to reject, restrict, cancel (within one day of receipt) or limit any specific purchase or exchange request. We are required by law to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable.

Because an exchange request involves both a request to redeem shares of one Fund and to purchase shares of another Fund, the Funds consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the Funds reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When a Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, that Fund may reject the exchange request or delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In the case of delay, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming Fund. If an exchange has been rejected or delayed, shareholders may still place an order to redeem their shares.

Frequent Purchase and Redemption of Shares.  The Funds are designed for long-term investors and discourage short-term trading (market timing) and other excessive trading practices. These practices may disrupt portfolio management strategies and harm Fund performance. The Board has considered and evaluated the risks of short-term trading activities by a Fund’s shareholder and has determined that the imposition of the 2.00% redemption fee on the exchange and redemption of shares held for less than 60 days (subject to certain exceptions disclosed below), as well as the Trust’s fair valuation policies and procedures (which may reduce arbitrage opportunities available to short-term traders), serve as a sufficient deterrent to short-term trading.

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The financial intermediary through which you may purchase shares of a Fund may independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the intermediary may require the Funds’ consent or direction to undertake those efforts, but the Funds may have little or no ability to modify the parameters or limits on trading activity set by the intermediary. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Redemption Fee.  Shares redeemed within 60 days of purchase, including redemptions in connection with an exchange, may be subject to a redemption fee of 2.00% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is retained by the Fund from which you are redeeming shares (including redemptions by exchange). The 2.00% fee directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The fee is not a deferred sales charge, is not a commission paid to Mirae Asset USA or the sub-managers, and does not benefit Mirae Asset USA in any way. The Funds reserve the right to waive the 2.00% redemption fee on a case-by-case basis. The Funds reserve the right to modify the terms of or terminate this fee at any time.

The redemption fee will not apply to shares purchased through reinvested dividends or capital gains. The redemption fee may also be waived for redemptions that do not indicate market timing activity. Types of redemptions that may be considered for this exemption include redemption of shares from accounts such as asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of retirement accounts that provide default investment options. The Funds may also waive the imposition of redemption fees in cases of death or disability; and otherwise where the Funds, in their discretion, believe it is appropriate in the circumstances. In addition to the circumstances noted above, the Funds reserve the right to grant additional waivers based on such factors as the operational limitations of certain financial institutions or intermediaries, contractual limitations and further guidance from the SEC or other regulators.

The Funds often do not have direct access to shareholder information and may be dependent upon financial intermediaries to apply redemption fees to Fund accounts held by such financial intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds may request information concerning individual shareholders, Funds generally must rely on the financial intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Funds. The financial intermediary may not have the system capability to track and process the redemption fees and redemption fee exemptions as listed above. There is no assurance that such financial intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how the redemption fee is applied to your shares.

In determining whether the minimum 60-day holding period has been met, only the period during which you have held shares of the Fund from which you are redeeming is counted. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held 60 days or more; and third, purchased shares held for less than 60 days. Finally, if a redeeming shareholder acquires Fund shares through a transfer from another shareholder, applicability of the fee, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders. The Funds reserve the right to modify the terms of or to eliminate any of these exceptions to the redemption fee at any time.

Reinstatement Privilege. You may decide to reinstate the shares that you have redeemed within the past 90 days. You must send a letter to the Transfer Agent, stating your intention to use the reinstatement privilege, along with your check for all or a portion of the previous redemption proceeds. Shares will be purchased at NAV on the day the check is received. Shares will be purchased into the account from which the redemption was made. The proceeds must be reinvested within the same share class. If shares were redeemed from a Class C account, the purchase will be processed so that no CDSC charges will be assessed against it in the future, but any CDSC charges that were incurred as a result of the original redemption will not be reversed.

Unclaimed Accounts.  Under certain circumstances, a shareholder’s shares in a Fund may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

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ADDITIONAL INFORMATION

Fund Rights:

You should be aware that the Funds may do any of the following:

•

withhold 28% of your distributions as federal income tax if the Fund has been notified by the IRS that you are subject to backup withholding, or if you fail to provide the Fund with a correct taxpayer identification number or certification that you are exempt from backup withholding.

•

close your account and send you the proceeds if your balance falls below $1,000 (or $500 for retirement accounts); charge you $10 a year if your account balance falls below $1,000; in either case, the Funds will give you 60 days’ notice so you can either increase your balance or close your account (these policies do not apply to any case where a fall in share price created the low balance).

•

reject a new account application if you don’t provide a correct social security or taxpayer identification number; if the account has already been opened, we may give you 30 days’ notice to provide the correct number.

•

pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the Fund generally won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1.00% of the value of the Fund’s net assets, whichever is less.

•

change, add or withdraw various services, fees and account policies.

Foreign Investors

The Funds will generally not accept investments from foreign investors (e.g., foreign financial institutions; non-U.S. persons), other than from affiliates of Mirae Asset USA. Where a Fund does accept such investments from a foreign investor, the Transfer Agent is expected to conduct due diligence on such foreign investors as may be required under the USA PATRIOT Act and applicable Treasury or SEC rules, regulations and guidance. In addition to the due diligence, the Funds have instructed the Transfer Agent to escalate foreign investors to the Fund’s Anti-Money Laundering Compliance Officer, including all foreign correspondent accounts established in the U.S. for a foreign financial institution.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means to you:  When you open an account, the applicable Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity, and the Funds shall have no obligation with respect to the terms of any such document.  Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a time-frame established in the sole discretion of the applicable Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined after receipt of your application in proper form.  However, the Funds reserve the right to close your account at the then-current day’s price if they are unable to verify your identity.

Attempts to verify your identity will be performed within a time-frame established in the sole discretion of the Funds. If a Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Trust has adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money

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laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Investment Manager, they are deemed to be in the best interest of a Fund or in cases where a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

Delivery of Shareholder Documents

The Trust delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at 1-888-335-3417, or write to Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165.

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FINANCIAL HIGHLIGHTS

The Funds have not yet commenced operations, and therefore have no financial highlights information.

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MIRAE ASSET DISCOVERY FUNDS

Privacy Policy

Mirae Asset Discovery Funds (the “Trust”) makes the following assurance of your privacy.

The Trust’s Commitment to You

We work hard to respect the privacy of your personal and financial data.

Not Using Your Personal Data for our Financial Gain

The Trust has never sold shareholder information to any other party, nor have we disclosed such data to any other organization, except as permitted by law.  We have no plans to do so in the future.  We will notify you prior to making any change in this policy.  As a shareholder of the Trust, you compensate Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”) through a management fee; this is how we earn our money for managing yours.  We strive to minimize conflicts of interest between Mirae Asset USA and the Trust.  Our policy of not selling your data is an extension of this practice.

How We Do Use Your Personal and Financial Data

We use your information primarily to complete your investment transactions.  We may also use it to communicate with you about other financial products that we offer.

The Information We Collect About You

You typically provide personal information when you complete a Trust account application or when you request a transaction that involves the Trust.  This information may include your:

•

Name, address and phone numbers

•

Social security or taxpayer identification number

•

Investment activity

How We Protect Your Personal Information

As emphasized above, we do not sell information about current or former shareholders or their accounts to third parties.  We occasionally share such information to the extent permitted by law to complete transactions at your request, or to make you aware of related financial products that we offer.  Here are the details:

•

To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals, or groups that are not affiliated with the Trust. For example, if you ask to transfer assets from another financial institution to the Trust, we will need to provide certain information about you to that company to complete the transaction.

•

In certain instances, we may contract with non-affiliated companies to perform services for us, such as processing orders for share purchases and redemptions and distribution of shareholder letters.  Where necessary, we will disclose information about you to these third parties.  In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities (in the case of shareholder letters, only your name and address) and only for that purpose.  We require these third parties to treat your private information with the same high degree of confidentiality that we do.

•

Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example, to protect your account from fraud).

How We Safeguard Your Personal Information

We restrict access to your information to those Trust employees who need to know the information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards to protect your personal information.

What You Can Do

For your protection, we recommend that you do not provide your account information, user name, or password to anyone except a Trust employee as appropriate for a transaction or to set up an account.  If you become aware of any suspicious activity relating to your account, please contact us immediately.

We'll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually.  We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly.  You can access our privacy policy from our website.

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TO GET MORE INFORMATION

Shareholder Reports. Additional information about the Funds’ investments will be available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”). This tells you more about the Funds’ features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it is legally part of this Prospectus).

The Funds’ most recent annual and semi-annual reports and SAI will be available, free of charge, upon request, by calling 1-888-335-3417 or on the Trust’s website at www.miraeasset.com. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. The reports and other information about the Funds will also be available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Room of the SEC, Washington, D.C. 20549.

To Make Investments	SEC
Mirae Asset Discovery Funds P.O. Box 183165 Columbus, Ohio 43218-3165 www.miraeasset.com 1-888-335-3417	Public Reference Station 100 F Street, N.E. Washington, D.C. 20549 www.sec.gov 1-202-551-8090

Distributed by:

Funds Distributor, LLC

SEC Investment Company Act File Number:

Mirae Asset Discovery Funds  811-22406

Mirae Asset Global Investments (USA) LLC, One Bryant Park, New York, New York  10036

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The information in this document is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This document is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED MARCH 11, 2011

STATEMENT OF ADDITIONAL INFORMATION

MIRAE ASSET DISCOVERY FUNDS

Korea Sector Leader Fund

India Sector Leader Fund

Global Sector Leader Fund

Asia Small/Mid Cap Fund

Chindia Great Consumer Fund

Mirae Asset Discovery Funds (the “Trust”) is an open-end management investment company that currently consists of eleven series.  This Statement of Additional Information (“SAI”) relates to Class A, Class C and Class I Shares of the following series of the Trust - Korea Sector Leader Fund, India Sector Leader Fund, Global Sector Leader Fund, Asia Small/Mid Cap Fund and Chindia Great Consumer Fund (each a “Fund” and collectively the “Funds”).

This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated [       ], 2011 (the “Prospectus”) and as further amended from time to time.  A copy of the Prospectus may be obtained without charge by calling the Trust toll-free at 1-888-335-3418 or by visiting the Trust’s website at www.miraeasset.com.

	Korea Sector Leader Fund	India Sector Leader Fund	Global Sector Leader Fund	Asia Small/Mid Cap Fund	Chindia Great Consumer Fund
Class A
Class C
Class I

Statement of Additional Information, dated [     ], 2011

-i-

MIRAE ASSET DISCOVERY FUNDS

Mirae Asset Discovery Funds (the “Trust”) is an open-end management investment company that continually offers and redeems its shares.  The Trust was organized as a Delaware statutory trust on April 7, 2010.  Currently, the Trust consists of eleven series.  This Statement of Additional Information (“SAI”) relates to Korea Sector Leader Fund, India Sector Leader Fund, Global Sector Leader Fund, Asia Small/Mid Cap Fund and Chindia Great Consumer Fund.  Each may be referred to individually as a “Fund” and collectively as the “Funds.”

Global Sector Leader Fund and Asia Small/Mid Cap Fund are each classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).  To be diversified, at least 75% of the value of a Fund’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer.  The remaining 25% of the value of a diversified fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations.  Korea Sector Leader Fund, India Sector Leader Fund and Chindia Great Consumer Fund are each classified as “non-diversified” under the 1940 Act.  Each Fund intends to qualify for the special tax treatment available to “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and thus intends to satisfy the diversification requirements of Subchapter M.  See “Taxes.”

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus.  Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

Each Fund’s fundamental investment limitations as listed below cannot be changed without approval by a “majority of the outstanding voting securities” of the applicable Fund.  Under the 1940 Act, “a majority of the outstanding voting securities” of a Fund is the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of a Fund.

Each Fund has adopted the following fundamental investment limitations, set forth below in their entirety.  Each Fund may not:

(a)

Borrow money, except that (a) the Fund, to the extent permitted by applicable law, may borrow from banks (as defined in the 1940 Act), other affiliated investment companies and other persons or through reverse repurchase agreements in amounts up to 33⅓% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

(b)

Issue senior securities to the extent such issuance would violate applicable law.

(c)

Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(d)

Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

(e)

Purchase physical commodities or contracts relating to physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

(f)

Make loans to other persons except by (i) lending portfolio securities, (ii) entering into repurchase agreements and (iii) acquiring debt instruments or interests in indebtedness in accordance with the Fund’s investment objective and policies.

(g)

Invest more than 25% of its total assets in securities of companies within a single industry, provided that there is no limitation with respect to securities issued or guaranteed by the U.S. Government or any agencies or instrumentalities.

Additionally, as a fundamental investment policy, each of Global Sector Leader Fund and Asia Small/Mid Cap Fund will not make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

Notwithstanding fundamental investment limitation (a) above, applicable law currently prohibits the Funds from purchasing securities on margin. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin.

The Trust, on behalf of each Fund, has also adopted the following non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval.  Each Fund may not:

1.

Purchase securities for the purpose of exercising control or management.

2.

Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

3.

Lend portfolio securities in an amount greater than 33⅓% (the Fund may set a lower percentage with a securities lending agent) of its total assets.

4.

Purchase illiquid securities (including repurchase agreements of more than seven days’ duration, certain restricted securities, and other securities which are not readily marketable), if, as a result, such securities would represent, at the time of purchase, more than 15% of the value of the Fund’s net assets. In the event that illiquid securities represent more than 15% of the value of the Fund’s assets, the Fund’s Investment Manager (as defined below) will consider corrective action necessary to maintain a level of portfolio liquidity that is appropriate under the circumstances.

INVESTMENT STRATEGIES AND RISKS

The following pages contain more detailed information about types of instruments in which the Funds may invest, strategies each Fund’s investment manager, Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”), and sub-manager (if applicable) may employ in pursuit of the Fund’s investment objectives, and the related risks of such instruments and strategies.  A Fund’s Investment Manager may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the Fund achieve its goal.  References herein to a Fund’s “Investment Manager” shall mean Mirae Asset USA and such Fund’s sub-manager, if applicable.

Borrowing

Each Fund may borrow from banks.  Except as otherwise provided in this SAI, each Fund may borrow money as permitted by the 1940 Act, including up to 5% of the value of its total assets at the time of such borrowings for temporary purposes and in excess of the 5% limit to meet redemption requests.  This borrowing may be unsecured.  The 1940 Act requires each Fund to maintain continuous asset coverage of 300% of the amount borrowed.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.  A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment fee or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.  Each Fund may, in connection with permissible borrowings, transfer securities owned by the Fund as collateral.  If a Fund borrows money, the borrowing may magnify increases and decreases in the share price until such borrowing is paid off.  If a Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.  Leverage may exaggerate the effect of any increase or decrease in the value of portfolio securities on the interest and other costs, which may or not exceed the income or gains received from the securities purchased with borrowed funds. Additionally, borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds.

Cash Management

Each Fund can hold uninvested cash, including cash collateral from securities lending (if any), or can invest in cash equivalents such as money market securities, or shares of money market or short-term bond funds, or units of registered or unregistered collective investment vehicles (which invest in Rule 2a-7 permitted assets).  Generally, these securities offer less potential for gains than other types of securities.

Common Stock

Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Depositary Receipts

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Derivative Instruments

Derivative instruments are financial instruments that derive their value from another instrument, security, index or currency.  Each Fund may use derivatives for hedging purposes or to enhance return (which may be considered speculative since the Fund is primarily seeking to achieve gains, not offset the risk of other positions). A Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest. A Fund incurs costs in opening and closing derivatives positions.  Each Fund does not intend to invest more 5% of its assets in derivative instruments.

A Fund may use derivative instruments and trading strategies, including the following:

Hedging. A Fund may use derivatives to offset the risks associated with other Fund holdings.  This strategy is known as hedging. Losses on the other Fund securities may be reduced by gains on a derivative that responds in an opposite manner to market movements. Although hedging can reduce losses impacting a Fund, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund. There can be no guarantee that a Fund’s hedging strategies will be effective. No Fund is required to engage in hedging transactions, and each Fund may choose not to do so.

Options.  By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price.  In return for this right, the purchaser pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts.  The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option.  If the option is allowed to expire, the purchaser will lose the entire premium.  If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price.  A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option may realize a gain if security prices fall substantially.  However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer may suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it.  The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price.  If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes.  When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium, a call writer mitigates the effects of a price decline.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

There is no assurance that a liquid market will exist for any particular options contract at any particular time.  Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price.  In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day.  On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions.  If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value.  As a result, a Fund’s access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges, known as “OTC options”) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position.  For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly.  Each Fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the Fund typically invests, which involves a risk that the options position will not track the performance of the Fund’s other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well.  Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.  Each Fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.  If price changes in a Fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures.  A Fund may engage in transactions in futures and options on futures. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits a Fund’s risk of loss from a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value, or a Fund determines not to complete an anticipatory hedge transaction relating to a futures contract however, the Fund may realize a loss relating to the futures position.

A Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund entered into futures transactions. A Fund may purchase put options or write call options on futures contracts and stock indices in lieu of selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities that the Fund intends to purchase.

The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability of a Fund’s Investment Manager to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) and therefore is not subject to registration or regulation as a “commodity pool operator” under the CEA.  Each Fund is operated so as not to be deemed a “commodity pool” under the regulations of the Commodity Futures Trading Commission.

Foreign Securities

Each Fund may invest in foreign securities, including securities from issuers located in emerging markets countries. These securities may be denominated in U.S. dollars or in a foreign currency. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States, in addition to the risks inherent in investments in the United States.  These risks can increase the chances that a Fund will lose money.

Certain foreign market economies may rely heavily on particular industries or foreign capital and may be more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Foreign investments also involve risks relating to local political, economic, regulatory or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing, including through the imposition of punitive taxes, in their capital markets or in certain industries. These actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations. Additional foreign market risks include those relating to exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. Investors in certain foreign countries may have limited legal remedies. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments. Dividends or interest on, or proceeds from the sale of, foreign securities may also be subject to foreign withholding taxes.

Investments in foreign securities may result in currency risk. Foreign securities generally are denominated and pay dividends or interest in foreign currencies.  Therefore, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws that protect investors similar to the protections provided by U.S. securities laws. Accounting standards in other countries are not necessarily the same as in the United States, and if the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund’s Investment Manager to completely and accurately determine a company’s financial condition. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as a Fund. If such restrictions should be reinstituted, it might become necessary for a Fund to invest all or substantially all of its assets in U.S. securities.

A Fund generally holds its foreign securities and cash in foreign banks and securities depositories, some of which may be recently organized or new to the foreign custody business. There may also be limited or no regulatory oversight over their operations. A Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt may be limited by the laws of certain countries. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. This may reduce a Fund’s returns on its investments.

In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. A Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.  Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks not typically generated by the settlement of U.S. investments. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions, and these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, a Fund could be liable to that party for any losses incurred.

The expense ratios of the Funds investing significantly in foreign securities can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Investments in Emerging Markets. Each Fund may invest in the securities of issuers in emerging markets countries or investments that are tied economically to emerging markets countries.  Investments in global emerging markets can magnify the risks of foreign investing described above. Such investments also involve additional risks that do not generally apply to investments in securities of issuers in more developed capital markets. These risks include (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such an environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.

Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of a Fund’s acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Several publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in emerging markets countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. The 1940 Act restricts a Fund’s investment in other investment companies, which may limit opportunities for a Fund to invest indirectly in certain developing countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

Investments in Asian Countries. In addition to the risks of foreign investing and the risks of investing in emerging markets, the emerging markets Asian countries in which a Fund may invest are subject to certain additional or specific risks. The Funds may make substantial investments in Asian countries. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. The markets of emerging markets Asian countries also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in Asian countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of the Fund.

Many Asian countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. The governments of many such countries have a substantial role in the regulation and supervision of the economy. The governments also exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions of these Asian countries, which could affect private sector companies and a Fund itself, as well as the value of securities in the Fund’s portfolio. In addition, economic statistics of Asian countries, which are developing markets, may be less reliable than economic statistics of more developed nations.

Most Asian countries are developing markets and are heavily dependent upon international trade. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.  The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain developing Asian countries are especially large debtors to commercial banks and foreign governments.

The legal systems in certain developing markets in Asia also may have an adverse impact on a Fund. Similarly, the rights of investors of Asian companies in these developing markets may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market.

Satisfactory custodial services for investment securities may not be available in some developing Asian countries, which may result in a Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

There is a relative lack of publicly available information about Asian issuers.  Additionally, inflation accounting rules in some Asian countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for Asian companies in developing markets.

Certain developing Asian countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. There can be no assurance that a Fund will be able to meet such restrictions, such as obtaining required governmental approvals, in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing Asian countries may have an adverse impact on the operations of a Fund. In certain countries, a Fund may be required to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. It is possible that re-registration may not occur on a timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. It is possible that certain countries may impose currency controls or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available for sale to meet redemptions. Depending on a variety of financial factors, the percentage of a Fund’s portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Fund’s assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund (for example, if funds may be withdrawn only in certain currencies and/or only at an exchange rate established by the government).

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities available for investment. The 1940 Act restricts a Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may restrict a Fund’s investments in certain foreign banks and other financial institutions.

Investments in China.  Securities listed on the Shanghai or Shenzhen stock exchanges are divided into two classes:  A shares, which are mostly limited to domestic investors, and B shares, which are allocated for both international and domestic investors.  The Funds intend to gain exposure to the Shanghai or Shenzhen stock exchanges by investing in B shares.  B shares which are listed on the Shenzhen stock exchange are denominated in Hong Kong dollars while B shares which are listed on the Shanghai stock exchange are denominated in U.S. dollars. In addition to B shares, the Fund may invest in H shares, Red Chip shares and shares of Hong Kong-domiciled companies and Macau-domiciled companies, all listed on the Hong Kong Stock Exchange, and shares of companies that conduct their business in China but are listed on overseas exchanges.

Hedging products available in the securities market of the People’s Republic of China (“PRC”) are less developed compared with such financial instruments available for hedging purposes in the United States. While the PRC has recently permitted the trading of stock index futures and securities lending activities, it is yet to be determined how these financial instruments and borrowing facilities will develop and impact the China financial market.

[Investments in India.  Foreign investment in the securities of issuers in India is generally restricted or controlled to some degree. Mirae Asset Hong Kong, sub-manager to India Sector Leader Fund and Chindia Great Consumer Fund, is a registered “Foreign Institutional Investors” (“FII”). In India, FIIs may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter market of India) subject to the conditions specified in Indian guidelines and regulations (the “Guidelines”). The Securities and Exchange Board of India (“SEBI”), pursuant to the Guidelines, reviews the professional experience, financial soundness and reputation of the FII, and must be satisfied that there are suitable custodian arrangements for Indian securities. Although Mirae Asset Hong Kong is an FII, there is no guarantee that Indian regulators will continue to grant such status.

FIIs and their sub-accounts are required to observe certain investment restrictions, including an ownership ceiling on the total issued share capital of any one Indian company of: (1) 10% for an FII in aggregate; and (2) 10% for each sub-account or 5% for sub-accounts registered under the Foreign Companies/Individual category. Further, shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign corporate bodies substantially owned by non-resident Indians, may not exceed [40]% of the issued share capital of most companies. It is possible that this restriction could be raised or potentially lifted, subject to that company’s approval. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment or withholding of applicable Indian taxes. Please see “Taxes – India Taxation” below. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Funds to reach their investment objectives or repatriate their income, gains and initial capital from India.

Investments in India are subject to special risks, including risks relating to political and legal uncertainty, government actions and control over the economy and currency fluctuations. Such risks may make investing in India riskier and more volatile than an investment in more developed markets.

Government actions may have an adverse effect on the Indian economy and could, adversely affect market conditions, including the value and liquidity of Indian securities, deter economic growth and the profitability of the private sector. There can be no guarantee that the Indian government will not impose additional restrictions on the securities markets or additional restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of the Funds to repatriate their income and capital.

Many companies in India continue to be family-held, or held by a limited number of persons or entities. This may result in weaker and less transparent corporate governance standards and unequal treatment of investors. Additionally, securities of many Indian issuers are generally held by a limited number of persons or entities, and the securities market in India has lower trading volume and less liquidity than the securities markets of more developed countries. This could result in fewer investment opportunities for the Fund. Since the Indian securities market is smaller, it is subject to increased price volatility, and it may be more difficult for a Fund to purchase or sell securities at the price and time that it desires. As with other emerging market countries, the custody, registration and settlement of securities in India may be unreliable, and there exists the possibility of fraud and negligence in the Indian securities market.

India has experienced persistent religious and border disputes with neighboring countries, including Pakistan, as well as sectarian groups within each country. India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could impede economic development of in India. In addition, escalating tensions between India and Pakistan could impact the broader region. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the economy and, consequently, adversely affect a Fund’s investments.]

[Investments in South Korea.  Foreign investment in securities of issuers in South Korea has historically been subject to significant restrictions by the government. The Funds may be limited in their investments or restricted from investing in certain South Korean companies, which may adversely affect the performance of the Funds. Current regulations generally permit foreign investors to invest in most of the shares listed on the South Korean Stock Exchange (“KSE”). From time to time, securities may trade among non-South Korean residents at a premium over the market price. Foreign investors may effect transactions, typically at a premium over prices on the KSE, with other foreign investors off the KSE in the shares of companies that have reached the maximum aggregate foreign ownership limit through a securities company in South Korea.

Investments in South Korea are subject to special risks, including political, social, and economic instability, as well as risks resulting from the militarization of North Korea. Additionally, a limited number of issuers represent a large percentage of market capitalization and trading volume, which could result in fewer investment opportunities for a Fund. The limited volume of trading in securities in South Korea may make investments illiquid and more volatile than investments in more developed countries.  Investments in South Korea may also be adversely affected by actions of the South Korean government, which may attempt to exercise influence over the private sector and financial markets. There can be no guarantee that the South Korean government will not impose currency-exchange controls or foreign withholding tax on the interest income payable on such instruments or seize or nationalize foreign deposits or assets or adopt other foreign government restrictions that might adversely affect the South Korean securities held by the Funds. As with other foreign investments, less information is publicly available with respect to a South Korean company than is available with respect to U.S. companies and South Korean companies are not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States.

South Korea's economy is dependent on international trade and the economies of other Asian countries. South Korea is also heavily dependent on foreign countries for imports of natural resources and energy sources. As a result, South Korea's economy may be significantly affected by fluctuations in international commodity prices, currency exchange rates, and government regulations.]

Illiquid Securities

Each Fund may invest up to 15% of its total assets in illiquid securities.  Illiquid securities are securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued.  Difficulty in selling securities may result in a loss or may be costly to a Fund.  Under the supervision of the Board of Trustees of the Trust, each Fund’s Investment Manager determines the liquidity of the Fund’s investments and, through reports from the Investment Manager, the Board of Trustees of the Trust monitors investments in illiquid securities.  In determining the liquidity of a Fund’s investments, various factors may be considered, including (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Investment in Other Investment Companies, including Exchange Traded Funds

Each Fund may, subject to applicable law, invest in other investment companies (including investment companies managed by Mirae Asset USA and its affiliates), including money market funds and exchange traded funds.  In accordance with the 1940 Act, a Fund may invest up to 10% of its total assets in securities of other investment companies.  In addition, under the 1940 Act, a Fund may not own more than 3% of the total outstanding voting stock of any investment company, and not more than 5% of the value of the Fund’s total assets may be invested in securities of any investment company.  Pursuant to the 1940 Act and the rules thereunder, and subject to certain conditions, these percentage limitations do not apply to investments in money market funds.  Each Fund, pursuant to the 1940 Act and subject to certain conditions, may invest without limitation in affiliated and unaffiliated money market funds.

Investments in other investment companies are subject to market risk and selection risk.  In addition, if a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees).

In addition to the risks described above, investments in exchange traded funds (“ETFs”) include additional considerations.  Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments, selected to track a particular index or other benchmark.  Shares of the ETF generally increase in value as the value of the benchmark increases.  However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), ETF shares are expected to increase in value as the value of the underlying benchmark decreases.  Shares of an ETF are only redeemable in large blocks (typically, 50,000 shares) often called “creation units” by persons other than a fund, and are redeemed principally in-kind at each day’s next calculated net asset value.  While traditional investment companies are continuously offered at net asset value, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark.  Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their net asset value and the risk that the ETFs may not be liquid.  ETFs also may be leveraged, and therefore, there is a greater potential for loss.  Additionally, most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis.  Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Initial Public Offerings

The Funds may purchase securities through initial public offerings (“IPOs”).  These securities are subject to many of the same risks as investing in companies with smaller market capitalizations.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.  The prices of securities sold in IPOs may be highly volatile.  There is no guarantee that a Fund will be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund.  In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs.  Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease.  The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so.  In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Preferred Stock

Each Fund may invest in preferred stock.  Preferred stock represents an equity or ownership interest in an issuer that is entitled to dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred stock and common stock.  Preferred stock may be subject to option or mandatory redemption provisions.

Portfolio Turnover

Each Fund may dispose of securities without regard to the time they have been held when such actions, for defensive or other reasons, appear advisable to the Fund’s Investment Manager in light of a change in circumstances in general market, economic or financial conditions.  As a result of its investment policies, each Fund may engage in a substantial number of portfolio transactions. Accordingly, while each Fund anticipates that its annual portfolio turnover rate will be approximately 150% under normal conditions, it is impossible to predict portfolio turnover rates.  The portfolio turnover rate is calculated by dividing the lesser of a Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.  A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Funds.

Temporary Defensive Policies

Each Fund reserves the right to invest without limitation in other types of securities such as nonconvertible debt securities, government and money market securities of U.S. and non-U.S. issuers, or hold cash for temporary, defensive purposes.  Such temporary defensive strategy will not be consistent with a Fund’s primary investment strategies.

Warrants and Rights

Each Fund may purchase warrants and participate in rights offerings.  Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders.

A warrant or right ceases to have value if it is not exercised prior to its expiration date.  Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be.  Buying a warrant does not make the Fund a shareholder of the underlying stock and does not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  These factors can make warrants more speculative than other types of investments.  They are also generally less liquid than an investment in the underlying securities.

Additional Information about Investment Strategies

Each Fund’s Investment Manager may use the MSCI Global Industry Classification System, Standard Industrial Classification (“SIC”) Codes or any other reasonable industry classification system (including systems developed by the Investment Manager) for purposes of the Funds’ investment restrictions and policies relating to industry concentration, and the approaches used by the Mirae Asset USA and the sub-manager may differ from one another.

In addition, each Fund’s Investment Manager may use definitions and standards to determine compliance with the investment policies, strategies and restrictions of the Fund it advises that are specific to that Investment Manager.  For example, an Investment Manager may employ its own internally-developed definitions and standards in connection with characterizing a security as an “equity” or “debt” security, characterizing a security as a “growth” or “value” security, determining the composition of an “industry,” determining the scope of a “geographic region,” characterizing an investment as “income-producing” and characterizing an investment as a U.S. or non-U.S. investment.  In addition, the definitions and standards used by a Fund’s Investment Manager may change over time and without notice to investors, and in certain cases an Investment Manager may use definitions for a Fund, which differ from the definitions and standards it uses for other series of the Trust or for other funds and accounts which it advises.

MANAGEMENT OF THE FUNDS

The Trust’s Leadership Structure

The business and affairs of the Trust are managed under the oversight of the Board of Trustees of the Trust (the “Board”), subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust.  The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers.  The officers of the Trust conduct and supervise the Trust’s daily business operations.

The Board is currently comprised of five individuals (each, a “Trustee”), three of whom are not “interested persons” (as that term is defined in the 1940 Act) of the Trust (each, an “Independent Trustee” and collectively, the “Independent Trustees”).  Mr. John F. McNamara, an Independent Trustee, acts as Chairman of the Board (the “Chairman”).  The Independent Trustees have retained independent legal counsel to assist them in their duties.  Mr. McNamara’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. McNamara consults with the other Independent Trustees and the Trust’s officers and legal counsel, as appropriate.  The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities.  The Board conducts regular, in-person meetings at least four times a year, and may hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting.  The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Board has established two standing committees – the Audit Committee and the Nominating and Governance Committee.  The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time.  Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board.  For more information on the Committees, see the section “Standing Board Committees,” below.

The Board has determined that this leadership structure, including the role of the Chairman being fulfilled by an Independent Trustee, is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Risk Oversight

The Board of Trustees performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through Mirae Asset USA, the sub-manager and other service providers, Trust officers and the Trust’s Chief Compliance Officer.  The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk.  Day-to-day risk management with respect to the Funds is the responsibility of Mirae Asset USA, the sub-manager or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs.  Each of Mirae Asset USA, the sub-manager and the other service providers have their own independent interest in risk management and their policies and methods of risk management depends on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides oversight by receiving and reviewing on a regular basis reports from Mirae Asset USA, the sub-manager or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Trust’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues.  The Board also relies on Mirae Asset USA, the sub-manager and other service providers with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by various Board committees.  For example, the Audit Committee meets with the Trust’s independent registered public accounting firm to ensure that the Trust’s audit scope includes risk-based considerations as to the Trust’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.  The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Trustees Experience, Qualifications and/or Skills

The information below includes each Trustee’s principal occupations during the last five years.  Each Trustee possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Trustee.  The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee for the Trust.  Mr. McNamara has over 30 years experience of business experience in the area of finance and investment products.  He served on the board of directors of another registered investment company and he currently serves on the boards of hedge funds.  Mr. Enrique Arzac has over 30 years of business and consulting experience in the areas of finance, trade and economics and academic experience as a professor of finance and economics.  Mr. Arzac also currently serves on the boards of directors of other registered investment companies and on the board of directors of an investment management and investment advisory services company.  Mr. Keith M. Schappert has over 30 years of business and consulting experience in the area of investment management.  He also currently serves on the boards of directors of other registered investment companies and on the board of trustees of investment management firms.  Mr. Jang has 13 years of experience in the area of business, finance and investment management.  He currently serves as President of Mirae Asset USA.  Dr. Lee has 16 years of business, finance and investment management experience.  He currently serves as Emerging Market Investment Strategist of Mirae Asset USA and previously served as Chief Executive Officer and Executive Director of Mirae Asset Global Investments (Hong Kong) Ltd.

The tables below set forth the Trustees and officers of the Trust. The business address of each Trustee and officer is One Bryant Park, New York, New York 10036. Each Trustee serves until his successor is elected and qualified, or until his death, resignation, or removal as provided in the Trust’s governing documents or by statute.  Each elected officer is elected by, and serves at the pleasure of, the Board.

Board of Trustees:
Name and Date of Birth	Position Held with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Overseen by Trustee	Other Public Directorships Held
Independent Trustees:
Enrique R. Arzac (1941)	Trustee and Chairman of the Audit Committee	2010 to present	Professor of Finance and Economics at the Graduate School of Business, Columbia University since 1971.	[11]

Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of Starcomms PLC (telecommunications company); Director of The Adams Express Company, Petroleum and Resources Corporation, The Chile Fund, Inc., The Indonesia Fund, Inc., The First Israel Fund, Inc., The Latin America Equity Fund, Inc. and The Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

John F. McNamara (1942)	Trustee and Chairman of the Board	2010 to present	President and Chief Compliance Officer of The Japan Fund from October 2002 to February 2008.	[11]	Director of Chirin Capital (hedge fund); Director of Progress Capital (hedge fund)
Keith M. Schappert (1951)	Trustee of Chairman of the Nominating and Governance Committee	2010 to present

President of Schappert Consulting LLC since March 2008; Vice Chairman of One Capital Management from March 2008 to October 2008; Vice Chairman, Asset Management Regional Head, Americas of Credit Suisse from November 2006 to March 2008; President and Chief Executive Officer of Federated Investment Advisory Companies from February 2002 to March 2006.

				[11]	Director of Metropolitan Series Fund, Inc. (investment management); Director of The Commonfund (investment management); Director of Trilogy Global Advisors (investment management)
Interested Trustees:
Hun Jun Jang (1972)	Trustee and President	2010 to present

Chief Executive Officer and President of Mirae Asset Global Investments (USA) LLC since January 2009; Head of International Business Development of Mirae Asset Global Investments Co., Ltd. in Seoul from November 2008 to December 2008; Chief Marketing Officer of Mirae Asset Global Investments (India) Pvt. Ltd. from July 2007 to October 2008; Head of Corporate Communications of Mirae Asset Global Investments Co., Ltd. from August 2005 to June 2007.

				[11]	None

Board of Trustees:
Name and Date of Birth	Position Held with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Overseen by Trustee	Other Public Directorships Held

Peter Tuck Chung Lee (1965)	Trustee	2010 to present

Emerging Market Investment Strategist of Mirae Asset Global Investments (USA) LLC since January 2011; Chief Executive Officer and Executive Director of Mirae Asset Global Investments (Hong Kong) Ltd. from March 2009 to January 2011; Head of Asset Allocation of Mirae Asset Global Investments Co., Ltd. in Seoul from July 2007 to March 2009; Chief Investment Officer of Mirae Asset Life Insurance from July 2005 to July 2007.

				[11]	None

Officers:
Name and Date of Birth	Position Held with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Overseen by Officer	Other Public Directorships Held
Joyce LaPreta (1963)	Secretary	2010 to present

Chief Compliance Officer of Mirae Asset Global Investments (USA) LLC since August 2008; Director of Operation and Compliance of BCG Securities from September 2006 to August 2008; Assistant Vice President (Regional Operations and Supervisory Principal) of Wachovia Securities from October 2004 to September 2006.

				[11]	None
Joel Engle (1965)	Treasurer	2010 to present

Senior Vice President of Citi Fund Services Ohio, Inc. since December 2007; Vice President of Spectrum Global Fund Administration from March 2007 to December 2007; Vice President of Citi Fund Services Ohio, Inc. from February 2006 to March 2007.

				[11]	None
Patrick Keniston (1964)	Chief Compliance Officer	2010 to present	Director of Foreside Compliance Services, LLC since October 2008; Counsel of Citi Fund Services from March 2005 to October 2008.	[11]	None

Standing Board Committees

The Trust has an Audit Committee and a Nominating and Governance Committee (the “Governance Committee”).  The members of both the Audit Committee and the Governance Committee consist of all the Independent Trustees, namely Enrique R. Arzac, John F. McNamara  and Keith M. Schappert. During the fiscal period ending April 30, 2011, the Audit Committee will have met two times.

Mr. Enrique R. Arzac serves as chairman of the Audit Committee.  In accordance with its written charter, the Audit Committee’s primary purposes are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Funds, the qualifications and independence of the Funds’ independent registered public accounting firm, and the Funds’ compliance with legal and regulatory requirements.  The Audit Committee reviews the scope of the Funds’ audits, the Funds’ accounting and financial reporting policies and practices and its internal controls.  The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm.  The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to each Fund’s Investment Manager and any affiliated service providers if the engagement relates directly to the Funds’ operations and financial reporting.

Mr. Keith M. Schappert serves as chairman of the Governance Committee.  The Governance Committee will accept nominees recommended by each Fund’s shareholders when a vacancy becomes available.  Shareholders who wish to recommend a nominee should send recommendations to the Fund’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees.  A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. During the fiscal period ending April 30, 2011, the Governance Committee will not have met.

Share Ownership

The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds as of December 31, 2010.

Trustees	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned of All Funds in the Trust
Independent Trustees:
Enrique R. Arzac	None	None
John F. McNamara	Over $100,000	Over $100,000
Keith M. Schappert	None	None
Interested Trustees:
Hun Jun Jang	None	None
Peter Tuck Chung Lee	None	None

As of December 31, 2010, none of the Independent Trustees or their immediate family members beneficially owned securities of Mirae Asset USA, the sub-manager of the Funds, the Trust’s distributor or any person directly or indirectly controlling, controlled by or under common control with Mirae Asset USA, the sub-manager or the distributor.

Trustee Compensation

Each Independent Trustee is paid as compensation an annual retainer of $20,000 paid quarterly for his services as a Trustee of the Trust, a $4,000 Board meeting fee to be paid for each in-person quarterly Board meeting attended, and a $500 fee for each special Board meeting attended. Each Independent Trustee is also paid an additional fee of $500 for attendance and participation in any Committee meetings that take place during the in-person quarterly Board meetings. Each Independent Trustee will also get paid an additional $500 for any special Committee meetings attended. The Chairman of the Board is paid an additional annual retainer of $10,000 and the Chairman of the Audit Committee is paid an additional annual retainer of $5,000. Each Independent Trustee is reimbursed for his out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to his attendance at Board and Committee meetings.

The table below sets forth the compensation each Fund expects to pay the Independent Trustees for their service for the fiscal year ending April 30, 2011.

Compensation from[1]
Independent Trustees		Korea Sector Leader Fund	India Sector Leader Fund	Global Sector Leader Fund	Asia Small/Mid Cap Fund	Chindia Great Consumer Fund	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement		Aggregate Compensation from All Funds in the Trust[1]
Enrique R. Arzac	$	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	None	None	$	[ ]
John F. McNamara	$	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	None	None	$	[ ]
Keith M. Schappert	$	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	None	None	$	[ ]

1   For the period [   ] to April 30, 2011. To be updated by subsequent amendment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

[Mirae Asset USA, One Bryant Park, New York, New York 10036, provided the initial capital investment of $[   ] for the Funds by purchasing [      ] shares of beneficial interest of each Fund.]  Such shares were acquired for investment and can only be disposed of by redemption.  As of the date of this SAI, [Mirae Asset USA] owned 100% of the outstanding shares of beneficial interest of each Fund. [Mirae Asset USA] may be deemed to control the Trust until such time as it owns less than 25% of the outstanding shares of the Funds.  [A controlling person’s vote could have more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders] [Mirae Asset USA is a Delaware limited liability company, and is an indirect, wholly-owned subsidiary of Mirae Asset Global Investments (Hong Kong) Ltd.]

As of [               ], all Trustees and officers of the Trust, as a group, owned beneficially (as that term is defined in Section 13(d) of the Securities Exchange Act of 1934) less than 1.00% of the outstanding shares of any class of any Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Services

Mirae Asset Global Investments (USA) LLC (previously defined as “Mirae Asset USA”) is the investment manager for each Fund.  Mirae Asset USA, a Delaware limited liability company with its office located at One Bryant Park, 39th Floor, New York, New York 10036, is an indirect, wholly-owned subsidiary of Mirae Asset Global Investments (Hong Kong) Ltd. Mirae Asset USA provides global investment advisory services.

Under its investment management agreement with the Trust on behalf of each Fund (collectively, the “Investment Management Agreement”), Mirae Asset USA agrees to provide, or arrange for the provision of, investment advisory and certain management services to each Fund, subject to the oversight and supervision of the Board.  Mirae Asset USA is also obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties thereunder.

Mirae Asset USA, with respect to Korea Sector Leader Fund, India Sector Leader Fund, Asia Small/Mid Cap Fund and Chindia Great Consumer Fund, has entered into a sub-management agreement (the “Sub-Management Agreement”) with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”).

Mirae Asset Hong Kong, Level 15, Three Pacific Place, 1 Queen’s Road East, Hong Kong, was established in December 2003 and engages in portfolio management activities primarily for individuals, institutional investors and investment trusts.

Pursuant to the Investment Management Agreement, each Fund pays Mirae Asset USA a monthly management fee at an annual rate of such Fund’s average daily net assets as set forth below:

Fund	Management Fee Rate
Korea Sector Leader Fund	[ ]%
India Sector Leader Fund	[ ]%
Global Sector Leader Fund	[ ]%
Asia Small/Mid Cap Fund	[ ]%
Chindia Great Consumer Fund	[ ]%

With respect to Class A, Class C and Class I Shares of each Fund, Mirae Asset USA has contractually agreed to forego its management fee and, if necessary, to reimburse fees and/or expenses to each Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, expenses incurred as a result of the Fund’s investments and other extraordinary expenses) of the Fund do not exceed the percentages specified below through [August 31, 2012]:

Fund	Share Class	Operating Expense Limit (as a percentage of average daily net assets)
Korea Sector Leader Fund	Class A Class C Class I	[ ]% [ ]% [ ]%
India Sector Leader Fund	Class A Class C Class I	[ ]% [ ]% [ ]%
Global Sector Leader Fund	Class A Class C Class I	[ ]% [ ]% [ ]%
Asia Small/Mid Cap Fund	Class A Class C Class I	[ ]% [ ]% [ ]%
Chindia Great Consumer Fund	Class A Class C Class I	[ ]% [ ]% [ ]%

If, within three years following any amounts foregone or reimbursed with respect to any share class, the operating expenses of such share class paid by the Fund are less than the expense limit for such share class, the applicable share class may have to repay Mirae Asset USA all or a portion of the fees foregone or reimbursed during the three-year period. In no event, however, will payment of such reimbursement cause the Fund to pay fees or expenses in an amount exceeding the expense limit applicable at the time of such reimbursement to Mirae Asset USA to that share class under the agreement. To receive any such repayment, Mirae Asset USA or an affiliate must be the investment manager or administrator to the Fund at the time of payment and the Board of Trustees must approve the payment of such reimbursement. The agreement may be terminated prior to [August 31, 2012] upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

Mirae Asset Hong Kong, as sub-adviser to Korea Sector Leader Fund, India Sector Leader Fund, Asia Small/Mid Cap Fund and Chindia Great Consumer Fund, receives compensation for its services out of Mirae Asset USA’s management fee.

As of the date of this SAI, the Funds have not made any payments to Mirae Asset USA pursuant to the Investment Advisory Agreement.

As of the date of this SAI, no payments have been made to Mirae Asset Hong Kong with respect to Korea Sector Leader Fund, India Sector Leader Fund, Asia Small/Mid Cap Fund and Chindia Great Consumer Fund.

Control of Mirae Asset USA and the Sub-Manager

Mirae Asset USA.  Mirae Asset USA is an indirect wholly-owned subsidiary of Mirae Asset Hong Kong, which is wholly owned by Mirae Asset MAPS Global Investments Co., Ltd.  Mirae Asset MAPS Global Investments Co., Ltd. is a leading financial services company in Korea.  Mirae Asset USA is also controlled by Mirae Asset Global Investments Co., Ltd.  Mirae Asset Global Investments Co., Ltd. is the headquarters for the Mirae Asset Global Investments Group, of which Mirae Asset USA is a member.

Mirae Asset Hong Kong. Mirae Asset Hong Kong is wholly owned by Mirae Asset MAPS Global Investments Co., Ltd.  Mirae Asset MAPS Global Investments Co., Ltd. is a leading financial services company in Korea.  Mirae Asset Hong Kong is also controlled by Mirae Asset Global Investments Co., Ltd.  Mirae Asset Global Investments Co., Ltd. is the headquarters for the Mirae Asset Global Investments Group, of which Mirae Asset Hong Kong is a member.

Portfolio Managers

Information about the portfolio manager(s) of each Fund is set forth below.

Korea Sector Leader Fund.   Sung Ho Im is the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Funds and Accounts Managed.  The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio manager is jointly and primarily responsible for the day-to-day portfolio management as of [April 30, 2011].

		Number of Other Accounts Managed and Assets by Account Type						Number of Accounts and Assets for Which the Advisory Fee is Performance-Based
Names of Portfolio Manager		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sung Ho Im		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*
	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*

*  To be filed by subsequent amendment.

Securities Ownership of Portfolio Managers. As of [   ], the portfolio manager did not own beneficially any securities issued by the Fund.

Portfolio Manager Compensation Structure. The portfolio manager receives a combination of base compensation and discretionary compensation consisting of a cash bonus. The methodology used to determine the portfolio manager’s compensation is applied across all accounts managed by the portfolio manager.

Base Salary Compensation. The portfolio manager receives a fixed base salary that takes into account the portfolio manager’s experience and responsibilities.

Discretionary Compensation. In addition to base compensation, the portfolio manager may receive discretionary compensation in the form of a cash bonus. Bonuses are based on a number of factors, including the profitability of Mirae Asset Global Investors and the employee’s contributions to the firm, such as the performance of accounts managed by the employee, leadership position in the firm and participation in firm marketing efforts and other activities.  Market conditions and performance relative to the benchmark or peer group of the Fund or other account may also be considered.

Potential Material Conflicts of Interest.  Real, potential or apparent conflicts of interest may arise where the portfolio manager has day-to-day responsibilities with respect to more than one account.  These conflicts include the following:  (i) the process for allocation of investments among multiple accounts for which a particular investment may be appropriate, (ii) allocation of the portfolio manager’s time and attention among relevant accounts, and (iii) circumstances where Mirae Asset USA and/or the sub-manager has an incentive fee arrangement or other interest with respect to one account that does not exist with respect to other accounts.

India Sector Leader Fund. Rahul Chadha is the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Funds and Accounts Managed.  The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio manager is jointly and primarily responsible for the day-to-day portfolio management as of [April 30, 2011].

		Number of Other Accounts Managed and Assets by Account Type						Number of Accounts and Assets for Which the Advisory Fee is Performance-Based
Names of Portfolio Manager		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Rahul Chadha		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*
	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*

*  To be filed by subsequent amendment.

Securities Ownership of Portfolio Managers.  As of [     ], the portfolio manager did not own beneficially any securities issued by the Fund.

Portfolio Manager Compensation Structure. The portfolio manager receives a combination of base compensation and discretionary compensation consisting of a cash bonus. The methodology used to determine the portfolio manager’s compensation is applied across all accounts managed by the portfolio manager.

Base Salary Compensation. The portfolio manager receives a fixed base salary that takes into account the portfolio manager’s experience and responsibilities.

Discretionary Compensation. In addition to base compensation, the portfolio manager may receive discretionary compensation in the form of a cash bonus. Bonuses are based on a number of factors, including the profitability of Mirae Asset Global Investors and the employee’s contributions to the firm, such as the performance of accounts managed by the employee, leadership position in the firm and participation in firm marketing efforts and other activities.  Market conditions and performance relative to the benchmark or peer group of the Fund or other account may also be considered.

Potential Material Conflicts of Interest.  Real, potential or apparent conflicts of interest may arise where the portfolio manager has day-to-day responsibilities with respect to more than one account.  These conflicts include the following:  (i) the process for allocation of investments among multiple accounts for which a particular investment may be appropriate, (ii) allocation of the portfolio manager’s time and attention among relevant accounts, and (iii) circumstances where Mirae Asset USA and/or the sub-manager has an incentive fee arrangement or other interest with respect to one account that does not exist with respect to other accounts.

Global Sector Leader Fund. José Gerardo Morales and Alex Heejung Chang are the portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Funds and Accounts Managed.  The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are jointly and primarily responsible for the day-to-day portfolio management as of [April 30, 2011].

		Number of Other Accounts Managed and Assets by Account Type						Number of Accounts and Assets for Which the Advisory Fee is Performance-Based
Names of Portfolio Managers		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
José Gerardo Morales		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*
	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*
Alex Heejung Chang		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*
	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*

*  To be filed by subsequent amendment.

Securities Ownership of Portfolio Managers.  As of [     ], the portfolio managers listed above did not own beneficially any securities issued by the Fund.

Portfolio Manager Compensation Structure. The portfolio managers receive a combination of base compensation and discretionary compensation consisting of a cash bonus. The methodology used to determine each portfolio manager’s compensation is applied across all accounts managed by the portfolio manager.

Base Salary Compensation. Each portfolio manager receives a fixed base salary that takes into account the portfolio manager’s experience and responsibilities.

Discretionary Compensation. In addition to base compensation, the portfolio managers may receive discretionary compensation in the form of a cash bonus. Bonuses are based on a number of factors, including the profitability of Mirae Asset Global Investors and the employee’s contributions to the firm, such as the performance of accounts managed by the employee, leadership position in the firm and participation in firm marketing efforts and other activities.  Market conditions and performance relative to the benchmark or peer group of the Fund or other account may also be considered.

Potential Material Conflicts of Interest.  Real, potential or apparent conflicts of interest may arise where a portfolio manager has day-to-day responsibilities with respect to more than one account.  These conflicts include the following:  (i) the process for allocation of investments among multiple accounts for which a particular investment may be appropriate, (ii) allocation of a portfolio manager’s time and attention among relevant accounts, and (iii) circumstances where Mirae Asset USA has an incentive fee arrangement or other interest with respect to one account that does not exist with respect to other accounts.

Asia Small/Mid Cap Fund.  Sung Ho Im is the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Funds and Accounts Managed.  The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio manager is jointly and primarily responsible for the day-to-day portfolio management as of [April 30, 2011].

		Number of Other Accounts Managed and Assets by Account Type						Number of Accounts and Assets for Which the Advisory Fee is Performance-Based
Names of Portfolio Manager		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sung Ho Im		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*
	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*

*  To be filed by subsequent amendment.

Securities Ownership of Portfolio Managers. As of [   ], the portfolio manager did not own beneficially any securities issued by the Fund.

Portfolio Manager Compensation Structure. The portfolio manager receives a combination of base compensation and discretionary compensation consisting of a cash bonus. The methodology used to determine the portfolio manager’s compensation is applied across all accounts managed by the portfolio manager.

Base Salary Compensation. The portfolio manager receives a fixed base salary that takes into account the portfolio manager’s experience and responsibilities.

Discretionary Compensation. In addition to base compensation, the portfolio manager may receive discretionary compensation in the form of a cash bonus. Bonuses are based on a number of factors, including the profitability of Mirae Asset Global Investors and the employee’s contributions to the firm, such as the performance of accounts managed by the employee, leadership position in the firm and participation in firm marketing efforts and other activities.  Market conditions and performance relative to the benchmark or peer group of the Fund or other account may also be considered.

Potential Material Conflicts of Interest.  Real, potential or apparent conflicts of interest may arise where the portfolio manager has day-to-day responsibilities with respect to more than one account.  These conflicts include the following:  (i) the process for allocation of investments among multiple accounts for which a particular investment may be appropriate, (ii) allocation of the portfolio manager’s time and attention among relevant accounts, and (iii) circumstances where Mirae Asset USA and/or the sub-manager has an incentive fee arrangement or other interest with respect to one account that does not exist with respect to other accounts.

Chindia Great Consumer Fund.  Rahul Chadha and Byung Ha Kim are the portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Funds and Accounts Managed.  The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are jointly and primarily responsible for the day-to-day portfolio management as of [April 30, 2011].

		Number of Other Accounts Managed and Assets by Account Type						Number of Accounts and Assets for Which the Advisory Fee is Performance-Based
Names of Portfolio Managers		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Rahul Chadha		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*
	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*
Byung Ha Kim		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*		[ ]*
	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*	$	[ ]*

*  To be filed by subsequent amendment.

Securities Ownership of Portfolio Managers.  As of [   ], the portfolio managers listed above did not own beneficially any securities issued by the Fund.

Portfolio Manager Compensation Structure. The portfolio managers receive a combination of base compensation and discretionary compensation consisting of a cash bonus. The methodology used to determine each portfolio manager’s compensation is applied across all accounts managed by the portfolio manager.

Base Salary Compensation. Each portfolio manager receives a fixed base salary that takes into account the portfolio manager’s experience and responsibilities.

Discretionary Compensation. In addition to base compensation, the portfolio managers may receive discretionary compensation in the form of a cash bonus. Bonuses are based on a number of factors, including the profitability of Mirae Asset Global Investors and the employee’s contributions to the firm, such as the performance of accounts managed by the employee, leadership position in the firm and participation in firm marketing efforts and other activities.  Market conditions and performance relative to the benchmark or peer group of the Fund or other account may also be considered.

Potential Material Conflicts of Interest.  Real, potential or apparent conflicts of interest may arise where a portfolio manager has day-to-day responsibilities with respect to more than one account.  These conflicts include the following:  (i) the process for allocation of investments among multiple accounts for which a particular investment may be appropriate, (ii) allocation of a portfolio manager’s time and attention among relevant accounts, and (iii) circumstances where Mirae Asset USA and/or the sub-manager has an incentive fee arrangement or other interest with respect to one account that does not exist with respect to other accounts.

Administration Services

Citi Fund Services Ohio, Inc. (in its capacity as the administrator, the “Administrator”) serves as the Trust’s administrator pursuant to a services agreement (the “Services Agreement”).  The Administrator has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219.  The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

The Trust and the Administrator have entered into the Services Agreement whereby the Administrator provides, or arranges for the provision of, certain administrative and accounting services for the Funds, including maintaining the books and records of each Fund, and preparing certain reports and other documents required by federal and/or state laws and regulations.

The Services Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss or damage resulting from the performance or non-performance of its duties under the Services Agreement unless directly caused by or resulting from the negligence, bad faith or willful misconduct of the Administrator, its officers or employees.  The Administrator’s liability is limited to an amount agreed upon between the Administrator and the Trust.

[For its services, the Administrator will receive fees from each Fund calculated daily and paid monthly equal to the quarter of (i) $5,833.33 or (ii) the sum of 0.015% of the first $1 billion in net assets of such Fund and 0.010% of the net assets of the Fund in excess of $1 billion. The Administrator will also receive fees for certain additional services and reimbursement for out-of-pocket expenses. The Administrator or its affiliates do not pay any Fund fees, expenses or costs.]

As of the date of this SAI, the Funds have not made any payments to the Administrator pursuant to the Administration Agreement.

Distributor

Funds Distributor, LLC (the “Distributor”) serves as the distributor of the Trust and each Fund.  The Distributor has its principal business offices at Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor and its affiliates also serve as the principal underwriter to other mutual funds.

The Trust and the Distributor are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for each Fund’s Class A, Class C and Class I Shares.  The Distributor distributes shares of each Fund through financial intermediaries who may be members of The Financial Industry Regulatory Authority, Inc. (“FINRA”) and who have executed dealer or selling group agreements with the Distributor.  The Distributor distributes shares of each Fund on a continuous basis; a Fund or the Distributor reserves the right to suspend or discontinue distribution.  The Distributor is not obligated to sell any specific amount of Fund shares.

The Distributor may receive compensation under the Distribution Agreement for distribution of Fund shares.  Pursuant to the Distribution Agreement, each Fund pays a Rule 12b-1 fee to the Distributor.  Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to broker-dealers, all or a portion of the sales charge paid by the purchaser of Class A Shares.  The Distributor may retain a portion of the commissions and 12b-1 fees that are not paid to financial intermediaries, and may use such commissions and fees only, to pay distribution-related or shareholder service expenses.

Pursuant to an agreement between the Distributor and Mirae Asset USA, Mirae Asset USA has also agreed to compensate and reimburse the Distributor for its provision to the Funds of any distribution services for which the Funds are not authorized to compensate and reimburse the Distributor, including the registration of employees of Mirae Asset USA or its affiliates as registered representatives of the Distributor to facilitate distribution of Fund shares.

With respect to each Fund, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of such Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of such Fund, or by the Distributor, upon not more than 60 days’ written notice by either party.  The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Funds or their respective shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Transfer and Dividend Disbursing Agent

Citi Fund Services Ohio, Inc., with its principal offices at 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Trust’s transfer and dividend-disbursing agent (in its capacity as the transfer and dividend-disbursing agent, the “Transfer Agent”) pursuant to the Services Agreement.  Pursuant to the Services Agreement, the Transfer Agent performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Custodian

Citibank, N.A. (in its capacity as the custodian, the “Custodian”), with its principal offices at 111 Wall Street, New York, New York 10005, serves as the Trust’s custodian pursuant to a Global Custodial Services Agreement (the “Custodian Agreement”).  Pursuant to the Custodian Agreement, the Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Funds.

Compliance Services

Under a Fund Compliance and AML Services Agreement (the “Compliance Agreement”) with the Trust, Foreside Compliance Services, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”) as well as certain additional compliance support functions (“Compliance Services”). The Compliance Agreement with respect to each Fund continues in effect until terminated.  The Compliance Agreement is terminable with or without cause and without penalty by the Board or by Foreside Compliance Services, LLC with respect to a Fund on 60 days’ written notice to the other party. Notwithstanding the foregoing, the Board will have the right to remove the CCO and/or the AMLCO at any time, with or without cause, without the payment of any penalty.

Independent Registered Public Accounting Firm

[      ], is the independent registered public accounting firm of each Fund and provides audit-related services and assistance and consults with respect to the preparation of filings with the Securities and Exchange Commission (“SEC”).

Legal Counsel

Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, serves as legal counsel for the Trust.

Code of Ethics

Mirae Asset USA, Mirae Asset Hong Kong, Funds Distributor, LLC (the Funds’ distributor), Citi Fund Services Ohio, Inc. (the Funds’ administrator) and the Trust have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees’ fiduciary responsibilities regarding the Funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the codes of ethics may invest in securities for their own investment accounts, including securities that may be purchased or held by the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, each Fund’s Investment Manager is primarily responsible for the execution of the Fund’s portfolio transactions.  In effecting such transactions, a Fund’s Investment Manager seeks to obtain best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and the facilities of the firm involved and the firm’s risk in positioning a block of securities.  Although the Investment Manager generally seeks reasonably competitive dealer spreads or commission rates, the Funds do not necessarily pay the lowest spread or commission available for any particular transaction.

In selecting brokers or dealers to execute portfolio transactions, a Fund’s Investment Manager considers factors it deems relevant in the context of a particular trade.  These factors may include, but are not limited to, (i) price, including commissions; (ii) risks taken in positioning a block of securities; (iii) broad market coverage resulting in a continuous flow of information regarding bids and offers; (iv) the full range of brokerage services provided by the broker; (v) the broker’s capital strength, creditworthiness, stability and reputation; (vi) the quality of the investment research and the investment strategies provided; (vii) special execution capabilities; and (viii) clearance, settlement, custody, recordkeeping and other services provided by such broker.

Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) permits an investment adviser, under certain circumstances, to use commissions or “soft dollars” to obtain certain research and brokerage services in connection with the investment decision-making process.  Brokerage and research services include, but are not limited to, (i) furnishing advice on portfolio strategy; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).  A Fund’s Investment Manager may cause the Fund to pay a higher commission than other brokers would charge if the Investment Manager determines in good faith that the commission is reasonable in relation to the services provided.

From time to time, a Fund may purchase new issues of securities in a fixed price offering.  In such circumstances, the broker may be a member of the selling group that will, in addition to selling securities, provide a Fund’s Investment Manager with research services.  FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances.  These arrangements may not fall within the safe harbor of Section 28(e).

Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities, although, as noted above, each Fund will endeavor to achieve the best net results in effecting such transactions.

Transactions with Affiliates

Each Fund is prohibited from engaging in certain transactions involving brokers who are affiliated with the Funds absent an exemptive order under the 1940 Act.  Without such an order, the Funds are prohibited from engaging in portfolio transactions with an affiliated broker acting as principal.  In addition, each Fund is subject to limitations on purchasing securities in offerings in which an affiliated broker participates as an underwriter and may only effect such transactions in accordance with Rule 10f-3 under the 1940 Act.

Each Fund may execute brokerage transactions with affiliated brokers.  Payments of commissions to affiliated brokers will be made in accordance with Rule 17e-1 under the 1940 Act.

Trade Allocation

Securities considered for investment by a Fund may also be appropriate for other investment accounts or clients managed by the Fund’s Investment Manager or its affiliates.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the Fund’s Investment Manager will allocate the security transactions (including “new” issues) in a manner to ensure that no account or client is treated unfairly in relation to any other account or client.  As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts.  Allocations of securities will be made first by determining the clients and accounts for which a particular security is appropriate.  If the security is appropriate for more than one client or account, an allocation among such clients and accounts will be made on a pro rata basis.  If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis.  In certain cases, these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund.  It is also possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to a Fund.

Commissions Paid

Each Fund may pay compensation, including both commissions and spreads, in connection with the placement of portfolio transactions.  The amount of brokerage commissions paid by a Fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

Each Fund’s Investment Manager effects portfolio transactions without regard to holding period, if, in its judgment, such transactions are advisable in light of a change in circumstance in general market, economic or financial conditions. As a result of these investment policies, the Funds may engage in a substantial number of portfolio transactions. Variations in turnover rate may be due to fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in a Fund’s Investment Manager’s investment outlook.

As of the date of this SAI, the Funds have not paid any brokerage commissions.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has approved policies and procedures with respect to the disclosure of information about each Fund’s portfolio holdings, as described below.  The policies and procedures are intended to prevent the misuse of material non-public information regarding portfolio holdings.  The Board provides oversight of compliance with the policies and procedures adopted or approved by the Trust, Mirae Asset USA, the sub-manager, the Administrator, the Distributor, the Transfer Agent and Foreside Compliance Services, LLC (the Trust’s compliance services provider).

In accordance with the rules established by the SEC, each Fund sends semi-annual and annual reports to shareholders that contain a complete list of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Additionally, each Fund is required to disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q within 60 days of quarter-end.  Generally within five days of filing with the SEC, each Fund’s portfolio holdings, as reported in the semi-annual and annual reports and the Form N-Qs, will be available on the Trust’s website at http://investments.miraeasset.us and are available upon request at no cost by contacting the Trust at 1-888-335-3417.  Each Fund will also post a complete list of its portfolio holdings as of each calendar quarter on the Trust’s website within 60 days of the calendar quarter.

Public portfolio holdings information may be provided to independent third-party fund reporting services, such as Lipper or Morningstar.  Such information shall be delivered at the same time it is filed with the SEC or no earlier than the date such information is posted on the website as described above.  In order to deliver the information earlier, the applicable Fund must obtain the prior written approval of Mirae Asset USA and the sub-manager, if applicable.  In addition, the fund reporting service must enter into an agreement to keep the information confidential and not to trade on such information.  Between regular Board meetings, the release of non-public portfolio securities holding information requires the approval of the President or a Trustee of the Trust.  Such approval, if any, is reported to the full Board and the Trust’s Chief Compliance Officer, with an explanation as to why the release of such information was in the best interests of the Fund’s shareholders.

The Funds may distribute portfolio holdings information to due diligence departments of broker-dealers, wirehouses and other financial institutions (“Financial Intermediaries”) that regularly analyze the portfolio holdings of mutual funds before their public disclosure, provided that (i) the recipient agrees not to distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling a Fund’s shares, (ii) the recipient agrees not to use the information for investment or trading purposes and (iii) the recipient signs a written confidentiality agreement. As of the date of this SAI, there are no arrangements with Financial Intermediaries pursuant to the above policy.

Pursuant to the Trust’s policies and procedures, except as provided above, each Fund’s portfolio holdings information may not be released prior to the information becoming public.  The policy prohibiting the selective disclosure of portfolio holdings applies to all categories of persons, including individual investors, institutional investors, the Distributor, intermediaries that distribute the applicable Fund’s shares, third-party service providers, rating and ranking organizations and the Fund’s affiliates.  Certain limited exceptions (noted above and below) have been approved by the Board.  In addition, the Trust has adopted and approved policies and procedures, including a Code of Ethics and various policies regarding securities trading and trade allocations to address potential conflicts of interest that may arise.  As part of its oversight, the Board receives reports from the Trust’s Chief Compliance Officer regarding the Funds’ and their service providers’ compliance with these policies, including, if applicable, information with respect to any violations of these procedures and how such violations/conflicts were resolved.

Material non-public information regarding portfolio holdings may be provided as part of the necessary day-to-day operation of the Funds to certain entities on a confidential basis.  These entities must either have an explicit agreement to, or by virtue of their respective duties to the applicable Fund are required to, maintain the confidentiality of the information disclosed and may not trade on such information except as necessary in providing services to the Fund.  Accordingly, each Fund, on an ongoing periodic basis, may disclose non-public portfolio holdings information (on a confidential basis) to the following entities or persons (with the noted frequency and, if applicable, lag time):

The Trust’s Board of Trustees	(Quarterly: at least 15 days after the period)
Mirae Asset USA and the Sub-Manager	(Daily)
The Trust’s Transfer Agent	(Daily)
The Trust’s Distributor	(Quarterly: at least 15 days after the period)
The Trust’s Administrator, Custodian and securities lending agent (if any)	(Daily)
The Trust’s independent registered public accounting firm, [ ]	(Annually: the first business day after the end of the period; other days within period under audit as required by scope of audit: after the end of the fiscal period)
The Trust’s legal counsel, Sidley Austin LLP	(Quarterly: at least 15 days after the period)
The Trust’s Compliance Services Provider	(Daily)
Independent Trustees’ counsel	(Quarterly: at least 15 days after the period)

The Trust believes each of the foregoing recipients, pursuant to contractual or fiduciary obligations, is required to keep all non-public information confidential and is prohibited from trading based on the information, except as necessary in providing services to the Funds.

When engaged in purchasing, selling or lending Fund securities, a Fund may disclose certain information about one or more of the security positions it owns.  Although the Funds do not have separate non-disclosure agreements with each of these trading entities or lending agents, they will cease doing business with any entity believed to be misusing the information.

None of the Funds, Mirae Asset USA, the sub-manager or their respective affiliates receive any compensation or other consideration with respect to disclosures of portfolio holdings.  If Mirae Asset USA or the sub-manager or any affiliate desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the Trust’s SAI.

Although the Trust has adopted these policies and procedures with respect to the selective disclosure of Fund portfolio holdings information, there is no guarantee that individuals and firms who receive portfolio holdings information will not misuse of such information.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

Class A and Class C Shares

The Trust, on behalf of each Fund, has adopted a plan pursuant to Rule 12b-1 (a “Plan”) under the 1940 Act for Class A Shares under which a Fund is authorized to pay to the Distributor or any other entity approved by the Board (collectively, “payees”) as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee of up to 0.25% of the average daily net assets of Class A Shares of the Fund.  The Trust, on behalf of each Fund, has also adopted a Plan for Class C Shares under which a Fund is authorized to pay payees compensation for the distribution-related and/or shareholder services provided by such entities.  Under the Plan for Class C Shares, a Fund may pay an aggregate fee up to 0.75% of the average daily net assets of Class C Shares of the Fund for distribution-related services and an aggregate fee up to 0.25% of the average daily net assets of Class C Shares of the Fund for shareholder services.  The payee may pay any or all amounts received under the Plan to other persons for any distribution or service activity conducted on behalf of a Fund.  The distribution fee for Class C Shares may also be used to finance the cost of advancing brokerage commissions to investment representatives.  The Plans are core components of the ongoing distribution of Class A Shares and Class C Shares.

Each Plan is subject to the provisions of Rule 12b-1 under the 1940 Act.  In their consideration of a Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Plan to each Fund and the related class of shareholders. In approving each Plan in accordance with Rule 12b-1, the Independent Trustees of the Trust concluded that there is reasonable likelihood that the Plan will benefit each Fund and its related class of shareholders.

Among other things, each Plan provides that:  (i) the Board will receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) any material amendment thereto must be approved by the Board, including by a vote of the majority of the Independent Trustees who have no direct or indirect financial interest in the Plan (“Plan Trustees”), cast in person at a meeting called for that purpose; (iii) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the Plan Trustees; (iv) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board in accordance with Rule 12b-1 under the 1940 Act; and (v) so long as the Plan is in effect, the Independent Trustees then in office will select and nominate other independent trustees.  Rule 12b-1 further requires that each Fund preserve copies of each Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Plan or such report, the first two years in an easily accessible place.  The Plan may be terminated as to any class of shares without penalty at any time by the vote of a majority of the Plan Trustees, or by the vote of the holders of a majority of the shares of such class.

Payments under the Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred.  As a result, distribution-related revenues from the Plans may be more or less than distribution-related expenses of the related class.  Information with respect to the distribution-related revenues and expenses is presented to the Trustees for their consideration quarterly.

Distribution-related revenues consist of shareholder servicing fees, distribution fees and contingent deferred sales charges (“CDSCs”). Distribution-related expenses consist of, among other things, financial adviser compensation, selling and transaction processing expenses, advertising, sales promotion and marketing expenses and interest expense.  The distribution-related revenues paid with respect to one class will not be used to finance the distribution expenditures of another class.  Sales personnel may receive different compensation for selling different classes of shares.

The Trust may enter into written agreements relating to the implementation of the Plans (“Related Agreements”), provided that such agreements have been approved by the Board.  The Trust and the Distributor have entered into a Distribution Agreement, which constitutes a Related Agreement under Plans relating to the Class A and Class C Shares.  Pursuant to this Agreement, the Distributor performs (directly or through third parties) distribution, promotional, marketing, and shareholder services for the Funds.

As of the date of this SAI, the Funds have not made any payments to the Distributor pursuant to the Plans.

Payments to Intermediaries

Mirae Asset USA and/or its affiliates may compensate intermediaries that distribute shares of a Fund or service investors in a Fund or may, at the discretion of a retirement plan’s named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.  Factors considered in determining whether to pay these additional amounts, include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, access to an intermediary’s personnel, and other factors.  In addition to such payments, Mirae Asset USA and/or its affiliates may offer other incentives such as sponsorship of educational or client seminars relating to current issues and/or products, assistance in training and educating the intermediaries’ personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals.  Mirae Asset USA and/or its affiliates anticipate that payments will be made to multiple intermediaries, including broker-dealers and other financial firms, and these payments may be significant.  As permitted by SEC and FINRA rules and other applicable laws and regulations, Mirae Asset USA and/or its affiliates may pay or allow other incentives or payments to intermediaries.

Some payments, which are sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a Fund or a share class over others offered by competing fund families.  “Revenue sharing” payments include payments for distribution-related expenses, such as marketing, promotional or related expenses, to financial intermediaries through which investors may purchase shares of a Fund.  In some circumstances, these revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a Fund to you.  Please contact your financial intermediary for details about revenue sharing payments it may receive.  Payments for these purposes are made by Mirae Asset USA or an affiliate from their own resources and may vary. Certain of the payments may be offset by 12b-1 fees.  It is expected that Mirae Asset USA or an affiliate will make payments to these and other intermediaries for similar purposes in the future.

In addition to the sales charges, 12b-1 fees and shareholder service fees, Mirae Asset USA and its affiliates may out of their own resources pay additional cash or non-cash incentives to financial intermediaries to encourage the sale of the Funds’ shares.  These additional payments may take the form of, among other things, “due diligence” payments for an intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on an intermediary’s list of mutual funds available for purchase by its customers; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; payments for the sale of shares; payments for shareholder servicing; CUSIP fees; NSCC Account fees; maintenance fees; set-up fees regarding establishment of new accounts; sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition; and occasional meals, entertainment, tickets to sporting or other events, nominal gifts and travel and lodging (subject to applicable rules and regulations).  These payments may create an incentive for your financial intermediary to sell and recommend certain investment products, including the Funds, over other products for which it may receive less compensation.  You may contact your financial intermediary if you want information regarding the payments it receives.

The payments may be a fixed dollar amount and/or based on a percentage of the value of shares sold to or held by customers of the intermediary involved and may differ from intermediary to intermediary.  Although the individual components may be higher and the total payments made to each qualifying firm in any given year may vary, additional payments may but are not normally expected to exceed (a) 0.25% of the current year’s Fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year.

As of the date of this SAI, the Funds have not made any such payments to any intermediaries.

PURCHASE AND REDEMPTION OF SHARES

Additional Information About Purchasing Shares

Due to the desire of the Funds to afford ease of redemption, certificates will not be issued to indicate ownership in any Fund.

Additional Information About Opening an Account/Minimum Balances

The Prospectus sets forth the minimum initial investment and account balance for each Fund.

Each Fund reserves the right, following 60 days’ written notice to applicable shareholders, to:

•

assess an annual $10 charge (paid to the Fund) for any non-fiduciary/custodial account without a systematic investment plan (“SIP”) in place and a balance of less than $1,000; and

•

redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account.  The applicable Fund will mail the proceeds of the redeemed account to the shareholder.

Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $500 are subject to automatic redemption following 60 days’ written notice to applicable shareholders.  Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Additional Information About the CDSC for Class A Shares

As discussed in the Prospectus, initial sales charges may be waived for shareholders investing $1 million or more, and Mirae Asset USA may pay, from its own resources, a sales commission to brokers that initiate and are responsible for purchases of $1 million or more at the following rates:

Amount of Purchase	Sales Commission as a Percentage of Dollar Amount Subject to Charge

$ 1 million up to but not exceeding $5 million	0.75%
In excess of $5 million up to but not exceeding $10 million	0.50%
In excess of $10 million	0.25%

A CDSC of 1.00% is imposed on certain redemptions of such investments of $1 million of more within twelve months after purchase.

Additional Information About Making Subsequent Investments

Subsequent purchase orders for a minimum of $100 ($50 for IRAs, Roth IRAs, Coverdell Education Savings Accounts and Systematic Investment Plans and $25,000 for Class I Shares) may be placed pursuant to the methods described in the Prospectus.  A confirmation of the purchase will be mailed out promptly following receipt of a request to purchase additional shares of a Fund.  Federal regulations require that payment be received within three (3) business days.  If payment is not received within that time, the order is subject to cancellation.  In the event of such cancellation or cancellation at the purchaser’s request, the purchaser will be responsible for any loss incurred by a Fund or the Distributor by reason of such cancellation.  If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse the applicable Fund or the Distributor for the loss incurred.  Any net profit on the liquidation of unpaid shares will accrue to the applicable Fund.

Payment by Checks

A certified check is not necessary, but checks for $50 or more are accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

If shares of a Fund are purchased by a check that proves to be uncollectible, the Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the Distributor by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse the Fund or the Distributor for the loss incurred.  Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in the Funds.

Share Price

Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order.  The net asset value normally will be computed for each class as of the close of regular trading on each day during which the New York Stock Exchange (the “NYSE”) is open for trading.  Orders received after the close of regular trading on the NYSE will be executed at the next day’s net asset value.  If the order has been placed by a member of FINRA, it is the responsibility of the member broker, rather than the Fund, to forward the purchase order to the Transfer Agent by the close of regular trading on the NYSE.

Other Information

The Trust may authorize certain members of FINRA other than the Distributor to accept purchase and redemption orders for each Fund’s shares.  Those brokers may also designate other parties to accept purchase and redemption orders on each Fund’s behalf.

Orders for purchase or redemption will be deemed to have been received by the applicable Fund when such brokers or their authorized designees accept the orders.  Subject to the terms of the contract between each Fund and the broker, ordinarily orders will be priced at such Fund’s net asset value next computed after acceptance by such brokers or their authorized designees.  Further, if purchases or redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through any other authorized FINRA member, that member may, at its discretion, charge a fee for that service.  The Board and the Distributor each have the right to limit the amount of purchases by, and to refuse to sell to, any person.  The Board and the Distributor may suspend or terminate the offering of shares of any Fund at any time for any reason.

The tax identification number section of the application must be completed when opening an account.  Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., from exempt organizations, certification of exempt status) will be returned to the investor.  Each Fund reserves the right, following 30 days’ notice, to redeem all shares in accounts without a correct certified social security or other tax identification number.  A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Each Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

Suspension of Sales

The Trust may, in its sole discretion, suspend, discontinue or limit the offering of one or more of a Fund’s share classes at any time.  In determining whether any such action should be taken, Fund management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the Distributor.  The Class A and Class C Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time.  Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Redemption Information

Redemption Fee

Class A, Class C and Class I Shares redeemed within 60 days of purchase, including redemptions in connection with an exchange, may be subject to a redemption fee of 2.00%.  The Funds reserve the right to modify the terms of or terminate this fee at any time.

Redemptions by Telephone

Shareholders currently have the right to redeem by telephone up to $100,000 to their address of record.  In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

(a)

NEW INVESTORS who wish to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

(b)

EXISTING SHAREHOLDERS who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return an account application, including the designation of a bank account to which the redemption proceeds are to be sent (available upon request) or send a letter identifying the account and specifying the exact information to be changed.  The letter must be signed exactly as the shareholder’s name(s) appears on the account.  A signature and a signature guarantee are required for each person in whose name the account is registered.

Telephone redemption is not available for fiduciary accounts (i.e., IRA, Roth IRA, etc.).

If a request for redemption to a shareholder’s bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account.

Note:  Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank.  As this may delay receipt by the shareholder’s account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization.  If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

The Funds employ procedures, including recording telephone calls, testing a caller’s identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud.  To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.  Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check will not be accepted for fifteen (15) business days following their purchase.

Redemptions by Mail

In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

It is suggested that shareholders holding shares registered in other than individual names contact the Funds’ Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request.  When shares are held in the name of a corporation, trust, fiduciary or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign.  These procedures are for the protection of shareholders and should be followed to ensure prompt payment.  Redemption requests must not be conditional as to date or price of the redemption.  Proceeds of a redemption will be sent within seven (7) business days after receipt of a request for redemption that complies with the above requirements.  Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.

The requirements for IRA redemptions are different from those for regular accounts.  For more information, call 1-888-335-3417.

Redemptions-in-Kind

In the event a Fund’s management determines that substantial distributions of cash would have an adverse effect on such Fund’s remaining shareholders, each Fund reserves the right to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing such Fund’s net asset value.  Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Fund at the beginning of the period.  The tax consequences to a redeeming shareholder are the same whether the shareholder receives cash or securities in payment for his or her shares.

If redemption payment is made in portfolio securities, the redeeming shareholder may incur brokerage commissions and applicable taxes in converting those securities into cash.  In addition, the conversion of securities into cash may expose the shareholder to stock market risk and currency exchange risk.

If a shareholder receives portfolio securities upon redemption of Fund shares, they may request that such securities either (i) be delivered to their designated agent, or (ii) be liquidated on their behalf and the proceeds of such liquidation (net of any brokerage commissions, fees and applicable taxes) remitted to them.

Other Information

All redemption requests must be directed to the Transfer Agent.  Redemption requests that are delivered to the Fund rather than to the Transfer Agent will be forwarded to the Transfer Agent, and processed at the next calculated net asset value after receipt by the Transfer Agent.

The value of shares redeemed or repurchased may be more or less than the shareholder’s cost depending on the net asset value at the time of redemption or repurchase.  Other than the 2.00% redemption fee described above, the Funds do not impose a redemption or repurchase charge.  Redemption of shares may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding.  See “Taxes.”

Shareholders who wish to redeem shares from special plan accounts should contact the employer, trustee or custodian of the Plan for the requirements.

Distribution Options

Investors have freedom to choose whether to receive cash or to reinvest any dividends (whether from net investment income or from realized capital gains) in additional shares of the applicable Fund.  A change of instructions for the method of payment must be received by the Transfer Agent in writing at least five days prior to a dividend record date.  Shareholders may change their dividend option either by calling 1-888-335-3417 or by sending written instructions to the Transfer Agent.  Please include your account number with your written request.

Reinvestment is usually made at the closing net asset value determined on the business day following the record date.  Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions.  If no election is made, dividends and distributions will be invested in additional shares of the Fund.  Investors who choose to reinvest dividends will be treated for U.S. federal income tax purposes as if they had received such dividends and purchased additional shares.  See “Taxes.”

Investors may also have dividends automatically deposited to their predesignated bank account.  Investors choosing to participate in the Funds’ Systematic Withdrawal Plan must reinvest any dividends or capital gains.  For most retirement plan accounts, the reinvestment of dividends is required.

Reports to Shareholders

The Trust issues shareholders unaudited semi-annual financial statements and annual financial statements audited by the Funds’ registered independent public accounting firm, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

Annual summaries of all transactions in each Fund account are available to shareholders.  The summaries may be obtained by calling 1-888-335-3417.

Special Plan Accounts

Detailed information on the investor programs described below, including applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the “IRS”) requirements, may be obtained by contacting Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio  43218-3165, or by calling toll free, 1-888-335-3417.  The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan.  The state tax treatment may be different and may vary from state to state.  It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax advisor with respect to the suitability requirements and tax aspects thereof.

Shares of a Fund may also be a permitted investment under profit sharing and pension plans and IRAs depending on the provisions of the relevant plan or IRA.

None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Systematic Investment Plan

Shareholders may arrange to make periodic investments through automatic deductions from their bank accounts by completing the appropriate form and providing the necessary documentation to establish this service.  The minimum investment is $50.

The Systematic Investment Plan involves an investment strategy called dollar cost averaging.  Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals.  By investing the same dollar amount each period, when shares are priced low, the investor will purchase more shares than when the share price is higher.  Over a period of time, this investment approach may allow the investor to reduce the average price of the shares purchased.  However, this investment approach does not assure a profit or protect against loss.  This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.  Shareholders may designate which day they want the automatic investment to be processed.  If no date is specified, the investment will automatically occur on the fifteenth day of the month, or, if such day is not a business day, on the prior business day.

Uniform Transfers/Gifts to Minors Act

Grandparents, parents or other donors may set up custodian accounts for minors.  The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through the Systematic Investment Plan.  In this case, the minimum initial investment is $500.

The Fund reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder’s account in the event that regular investments to the account cease before the $1,000 minimum is reached.

PERFORMANCE DATA

Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that the maximum initial sales charge, if applicable, is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

TAXES

The accompanying prospectus contains information about the U.S. federal income tax consequences of ownership of shares.  Certain supplementary information is presented below.  References below to “Funds” apply to the Funds described in the accompanying prospectus.

United States Federal Income Taxation

The following is a general discussion of certain U.S. federal income tax consequences relating to the status of the Funds and to the tax treatment of distributions by the Funds to shareholders.  This discussion is based on the Internal Revenue Code of 1986, as amended, (the “Code” for purposes of this section), Treasury Regulations, administrative rulings and judicial decisions as of the date hereof, all of which may change either retroactively or prospectively.  This discussion applies to shareholders who hold shares as capital assets within the meaning of Section 1221 of the Code.  This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances or to shareholders subject to special treatment under U.S. federal income tax laws (e.g., certain financial institutions, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to shares of a Fund, persons who borrow in order to acquire shares, and certain foreign taxpayers).

Prospective shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Each Fund intends to elect to qualify and intends to continue to qualify for the special tax treatment applicable to “regulated investment companies” under Sections 851 through 855 of the Code.  To so qualify, each Fund must, among other things:  (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships,” and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies), in two or more issuers engaged in the same or similar trades or businesses or related trades or businesses that are controlled by the Fund, or in securities of one or more “qualified publicly traded partnerships.”  Foreign currency gains will qualify for the gross income test described above only if such gains are derived with respect to the Fund’s business of investing in stock, securities or currencies.  Each Fund anticipates that, in general, its foreign currency gains will be directly related to its principal business of investing in stock and securities.

For purposes of the asset diversification tests described above, it is not always clear who will be treated as the issuer of a derivative security.  While each Fund generally intends to treat the issuers of the underlying reference securities as the issuers for purposes of the foregoing diversification tests, it is possible that the IRS, which has provided little guidance on this subject in the past, could issue contrary guidance or could reach a different conclusion with respect to a particular investment held by a Fund.

Qualification and election as a “regulated investment company” involve no supervision of investment policy or management by any government agency.  As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its net investment income and net long-term and short-term capital gains, if any, that it distributes (or is treated as distributing, as described below) to its shareholders, provided that at least 90% of its “investment company taxable income” (determined without regard to the deduction for dividends paid) is distributed or deemed distributed in each of its taxable years.  Assuming a Fund meets the 90% distribution requirement, it will generally be subject to tax at regular U.S. federal corporate income tax rates on any income or gain that is not distributed or deemed distributed.

Each Fund intends to distribute substantially all of its investment company taxable income and net capital gain (which consists of the excess of net long-term capital gain in excess of net short-term capital loss) at least annually.  In addition, each Fund intends to make sufficient distributions in a timely manner to ensure that it will not be subject to the nondeductible 4% U.S. federal excise tax on certain undistributed income of regulated investment companies.  In general, in order to avoid the 4% U.S. federal excise tax, a Fund must distribute for each calendar year at least 98% of the Fund’s ordinary income (computed on a calendar year basis), plus 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31).  Despite each Fund’s intention to make sufficient distributions to satisfy the 90% and excise tax distribution requirements, its ability to do so may be limited by exchange control regulations imposed by countries in which it invests that may restrict repatriations of investment income and capital or the proceeds of securities sales by foreign investors such as the Fund, or by other factors.

If any net capital gain is retained by a Fund for reinvestment, requiring U.S. federal income taxes to be paid thereon by the Fund, such Fund will elect to treat such capital gains as having been distributed to shareholders.  As a result, each shareholder will be required to include such capital gains in income as long-term capital gains, will be able to claim his or her share of U.S. federal income taxes paid by such Fund on such gains as a credit against his or her own U.S. federal income tax liability or as a refund and will be entitled to increase the adjusted tax basis of his or her Fund shares by the difference between his or her share of such gains and the related credit or refund.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded to regulated investment companies (for example, by not meeting the 90% distribution requirement described above), notwithstanding the availability of certain relief provisions, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, provided that a shareholder satisfies the applicable holding period and other requirements with respect to his or her shares, dividends received during a taxable year beginning before January 1, 2013 would be taxable to the shareholder as “qualified dividend income” to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction in the case of a corporate shareholder.

Each Fund may invest in shares of certain foreign corporations that are classified under the Code as passive foreign investment companies (“PFICs”).  In the absence of one of the elections described below, if a Fund receives certain distributions from a PFIC, or gain from the sale of PFIC stock, the Fund itself may be subject to a tax on such distributions or gain, as well as to interest charges.

In order to mitigate these adverse consequences, each Fund generally intends to make an election to “mark to market” its shares of PFICs (i.e., generally treat them as if they were sold and repurchased at the end of each taxable year).  At the end of each taxable year to which the election applies, each Fund will report as ordinary income the amount by which the fair market value of the PFIC’s stock exceeds the Fund’s adjusted basis in these shares.  If the Fund’s adjusted basis in the shares of a PFIC exceeds the shares’ fair market value at the end of a taxable year, the Fund would be entitled to a deduction equal to the lesser of (a) this excess and (b) the Fund’s previous income inclusions in respect of such stock under the mark-to-market rules that have not previously been offset by such deductions.  As a result of a mark-to-market election, a Fund will not recognize any capital gains with respect to its investment in the relevant PFIC stock.  Alternatively, each Fund may be able to elect to include annually, as income and gain, its share of the ordinary earnings and net capital gain of certain PFICs.

Certain investments made by a Fund, such as investments in debt securities that have original issue discount, will cause the Fund to recognize income for U.S. federal income tax purposes prior to the Fund’s receipt of the corresponding distributable proceeds.  In addition, a Fund’s transactions in foreign currencies, forward contracts, options, and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the applicable Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund or defer Fund losses.  These rules could therefore affect the character, amount and timing of distributions to shareholders.  These provisions also will require each Fund to mark-to-market certain types of positions in its portfolio.  A Fund may thus recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.  In that case, a Fund may have to dispose of securities and use the proceeds to make required distributions at a time when independent investment judgment might not dictate such action.  Each Fund intends to monitor these investments and transactions and to make the appropriate tax elections and the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment and will generally attempt to mitigate any adverse effects of these rules in order to minimize or eliminate its tax liabilities and to prevent disqualification of such Fund as a regulated investment company.

Distributions

Distributions to shareholders of a Fund’s net investment income (other than “qualified dividend income”) and distributions of net short-term capital gain will be taxable as ordinary income to shareholders.  Distributions of each Fund’s net capital gain (reported as capital gain dividends by the Fund) will be taxable to shareholders as long-term capital gains, regardless of the length of time the shares have been held by a shareholder.  Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, in the case of a Fund with a calendar taxable year or a non-calendar taxable year beginning before December 23, 2010, be treated as a tax-free return of capital to the extent of the shareholder’s adjusted basis in his or her shares of the Fund, and as a capital gain thereafter. In the case of a Fund with a non-calendar taxable year beginning after December 22, 2010, a Fund’s earnings and profits are allocated first to distributions made on or before December 31 of the taxable year, and then to distributions made after December 31 of the taxable year. Distributions of “qualified dividend income” made or deemed made by a Fund in taxable years of the shareholders beginning before January 1, 2013, will be treated as “qualified dividend income” received by the shareholder and will therefore be subject to U.S. federal income tax at the rates applicable to long-term capital gains, provided the shareholder satisfies the applicable holding period and other requirements.  Dividends received by a Fund from foreign corporations in certain jurisdictions (including China, Indonesia, Korea, Philippines, Thailand and India) generally will constitute “qualified dividend income” provided that the Fund satisfies applicable holding period and other requirements.  Dividends received from foreign corporations in other foreign jurisdictions may not constitute “qualified dividend income” and may be treated as ordinary income.  Capital gain dividends paid by a Fund are not eligible for the dividends-received deduction available to corporations.  Ordinary income dividends received by domestic-corporate shareholders will be eligible for the dividends-received deduction only to the extent such dividends are derived from dividends from domestic corporations for which the Fund could have claimed a dividends-received deduction if such a deduction were available to the Fund and only if the Fund reports such dividends as eligible for the dividends-received deductions.

All distributions of net investment income and net capital gain, whether received in cash or reinvested, must be reported by the shareholder on his or her U.S. federal income tax return.  Shareholders electing to reinvest distributions in additional shares will be treated for U.S. federal income tax purposes as receiving the relevant distributions and using them to purchase shares.  Each Fund intends to distribute its net investment company taxable income and net capital gain, if any, in December of each year.  Any dividends or capital gains distributions declared in October, November or December with a record date in any such month and paid during the following January will be treated for federal tax purposes as if paid by the Fund and received by shareholders on December 31 of the calendar year declared. In the case of a Fund with a non-calendar taxable year, if the Fund reports more capital gain dividends than it earns in such taxable year, then the Fund will reduce the amounts reported as capital gains. Where possible, such reduction will first be allocated to dividends made after December 31 of such taxable year. In the case of taxable years of a Fund beginning after December 22, 2010, a Fund may elect to defer recognizing, until the following taxable year, certain net capital losses arising after October 31 of the current taxable year, and certain net ordinary losses arising after October 31 and/or December 31 of the current taxable year. This may have the effect of increasing the amount of dividends otherwise includible in the shareholder’s income with respect to the current taxable year.

Distributions by a Fund result in a reduction in the net asset value of such Fund’s shares.  Should a distribution reduce the net asset value below a shareholder’s cost basis, such distribution could nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.  In particular, investors should consider the tax implications of buying shares just prior to a distribution.  Although the price of shares purchased at that time includes the amount of the forthcoming distribution, the distribution will nevertheless be taxable to the purchaser.

Sale or Redemption of Shares

A shareholder may recognize a taxable gain or loss if the shareholder sells or redeems his or her shares.  An exchange of a Fund’s shares for shares of another Fund will generally be treated as a sale of the Fund’s shares.  A shareholder will generally be subject to taxation based on the difference between his or her adjusted tax basis in the shares sold or redeemed and the value of the cash or other property (including securities distributed by the applicable Fund or shares of another Fund for which the redeemed shares are exchanged) received by him or her in payment therefor.

A shareholder who receives securities upon redeeming his or her shares will have a tax basis in such securities equal to their fair market value on the redemption date.  A shareholder who subsequently sells any securities received pursuant to a redemption will recognize taxable gain or loss to the extent that the proceeds from such sale are greater or less than his or her tax basis in such securities.

Any gain or loss arising from the sale or redemption of shares will be treated as capital gain or loss and will generally be long-term capital gain or loss if the shareholder’s holding period for the shares is more than one year and short-term capital gain or loss if it is one year or less. In taxable years beginning before January 1, 2013, capital gains recognized by individuals and other non-corporate shareholders on a sale or redemption of shares will generally be taxed at the rate of 15% if the shareholder’s holding period for the shares is more than 12 months. Any loss realized on a sale or redemption will be disallowed to the extent the shares disposed of are replaced with substantially identical shares within a period beginning 30 days before and ending 30 days after the disposition of the shares (including shares received pursuant to the shareholder’s election to reinvest distributions in additional shares).  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss arising from the sale or redemption of shares for which the shareholder has a holding period of six months or less will be treated for U.S. federal tax purposes as a long-term capital loss to the extent of any capital gain dividends received or deemed received by the shareholder with respect to such shares.  For purposes of determining a shareholder’s holding period for shares, the holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

A shareholder who recognizes a loss on a sale or other disposition of his or her shares will be required to report the sale or other disposition on IRS Form 8886 if the loss exceeds an applicable threshold amount (generally $2 million for individuals).  Failure to comply with the reporting requirements gives rise to substantial penalties.  Certain states, including New York, may also have similar disclosure requirements.  Shareholders should consult their tax advisors to determine whether they are required to file IRS Form 8886 in connection with a sale or other disposition of shares.

Recently Enacted Legislation

Recently enacted legislation will impose a 3.8% Medicare tax on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes exceeding $200,000 or $250,000 if married filing jointly, and of  trusts and estates, for taxable years beginning after December 31, 2012.

Foreign Taxes

It is expected that certain income of the Funds will be subject to foreign withholding taxes and other taxes imposed by countries in which the Funds invest.  If a Fund is liable for foreign income taxes, including such withholding taxes, such Fund may meet the requirements of the Code for “passing through” to its shareholders the foreign taxes paid, but there can be no assurance that a Fund will be able to do so.  Under the Code, if more than 50% of the value of a Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, such Fund may file an election with the Internal Revenue Service to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund.  Pursuant to this election, a shareholder (a) will include in gross income (in addition to taxable dividends actually received) the shareholder’s pro rata share of the foreign income taxes paid by the Fund; (b) will treat the shareholder’s pro rata share of such foreign income taxes as having been paid by the shareholder; and (c) may, subject to certain limitations, be entitled either to deduct the shareholder’s pro rata share of such foreign income taxes in computing the shareholder’s taxable income or to use it as a foreign tax credit against U.S. income taxes.  Shortly after any year for which a Fund makes such a pass through election, the Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder’s gross income and the amount which will be available for deduction or credit. Each Fund expects to be able to make this election, although no assurance can be given that they will be able to do so.

Generally, a credit for foreign income taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax liability (before the credit) attributable to the shareholder’s total foreign source taxable income.  For this purpose, the shareholder may treat as income from foreign sources both the portion of dividends and distributions received from a Fund that is derived from the Fund’s foreign source income (e.g., dividends paid by foreign companies) and the shareholder’s proportionate share of foreign income taxes paid by the Fund.  Each Fund’s gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources.  The limitation on the foreign tax credit is applied separately to foreign source “passive income,” including the portion of dividends received from a Fund that qualifies as foreign source income.  Because of these limitations, a shareholder may be unable to claim a credit for the full amount of the shareholder’s proportionate share of the foreign income taxes paid by a Fund.  A shareholder’s ability to claim a credit for foreign taxes paid by a Fund may also be limited by holding period requirements applicable to both the Fund’s investment in foreign securities and to the shareholder’s investment in shares of the Fund.

If a Fund fails to qualify to make the election or does not make the election, any foreign taxes paid or accrued will represent an expense to such Fund, which will reduce its net investment income.  Absent this election, shareholders will not be able to claim either a credit or deduction for their pro rata shares of such taxes paid by the Fund, nor will shareholders be required to treat their pro rata shares of such taxes as amounts distributed to them.

Backup Withholding

Each Fund will be required to impose backup withholding at the rates specified in the Code on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Corporate shareholders and other shareholders specified in the Code are exempt from such backup withholding.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Foreign Shareholders

A “foreign shareholder” is an investor that, for U.S. federal income tax purposes, is a non-resident alien individual, a foreign corporation, a foreign partnership, or a foreign estate or trust.  This discussion does not apply to a foreign shareholder who is a nonresident alien individual and is present in the United States for 183 days or more during the taxable year.  Such foreign shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in the Fund. This disclosure assumes that a foreign shareholder’s ownership of shares in a Fund is not effectively connected with a trade or business conducted by such foreign shareholder in the United States.  Except as discussed below, a distribution of a Fund’s net investment income to a foreign shareholder will be subject to withholding tax at a 30% rate or such lower rate as may be specified by an applicable income tax treaty.  In order to obtain a reduced rate of withholding, a foreign shareholder must provide an Internal Revenue Service Form W-8BEN (or substitute form) certifying the shareholder’s entitlement to benefits under a treaty.  However, for taxable years of a Fund beginning before January 1, 2012, certain “interest-related dividends” and “short-term capital gain dividends” paid to certain foreign shareholders are eligible for an exemption from the 30% U.S. federal withholding tax provided that certain requirements are satisfied and that the Fund elects to follow certain procedures. It is uncertain whether each Fund will follow those procedures. Foreign shareholders may be subject to an increased U.S. federal income tax on their income resulting from a Fund’s election (described above) to pass through amounts of foreign taxes paid by such Fund.

In general, a foreign shareholder will not be subject to U.S. federal income tax with respect to distributions from a Fund of net capital gain (the excess of net long-term capital gain for the taxable year in excess of net short-term capital loss for that year) or amounts retained by a Fund that are reported as undistributed net capital gains.  In general, a foreign shareholder will not be subject to U.S. federal income tax with respect to gain arising from the sale or redemption of shares of a Fund.

None of the Funds is or expects to become a “United States real property holding corporation” for U.S. federal income tax purposes. If any Fund were a “United States real property holding corporation,” a foreign shareholder’s receipt of certain distributions from the Fund and, under certain circumstances, gains realized upon a foreign shareholder’s sale or other disposition of the Fund’s shares, might be subject to withholding tax and such foreign shareholder could be required to file a U.S. federal income tax return.

Recently enacted legislation will impose a 30% withholding tax on dividends and redemption proceeds paid after December 31, 2012 to (i) certain foreign financial institutions and investment funds unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are advised to consult their own tax advisor with respect to the particular tax consequences to them of investment in a Fund.

Notices

Shareholders will be notified annually by each Fund in which they have invested of the U.S. federal income tax status of the dividends, distributions, and deemed distributions made by the Fund to its shareholders.  Furthermore, shareholders will also receive, if appropriate, various written statements furnished after the close of the applicable Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by such Fund to its shareholders during the preceding taxable year.

State and Local Taxes

In addition to federal income taxes, shareholders of the Funds may be subject to state and local taxes on distributions from the Funds and on repurchases or redemptions of shares.  Shareholders should consult their tax advisors as to the application of such taxes and as to the tax status of distributions from the Funds and repurchases or redemptions of shares in their own states and localities.

PRC and Hong Kong Taxation

[PRC Tax Considerations

The following is a general discussion of the tax consequences of investments made by certain Funds in securities issued by companies organized in the PRC as contemplated herein.  The discussion below is based on the current tax laws and regulations in the PRC and current tax treaties executed by the PRC, all as in effect on the date hereof and all of which are subject to change (possibly with retroactive effect).  The discussion below does not address all aspects of the PRC income taxation that may be relevant to such Fund’s investments in the PRC as contemplated herein.

Corporate Income Tax (“CIT”).  The National People’s Congress approved the Corporate Income Tax Law of the People’s Republic of China (“CIT Law”) on March 16, 2007, and the CIT Law took effect on January 1, 2008.  The CIT Law applies to resident and non-resident enterprises and sets out the principles for determining an enterprise’s liability to CIT, including the method of calculation of taxable income.  The general applicable CIT rate in the PRC is 25%.

Non-resident enterprises without an establishment or place of business in the PRC are subject to withholding tax at the standard rate of 20% on various types of passive income (including dividends, interest, and capital gains on disposal of PRC equity interests) derived from the PRC.  The CIT Law contains a specific provision allowing the State Council to exempt or reduce the withholding tax rate for particular types of income.  The standard withholding tax rate has been reduced by the State Council to 10% pursuant to Article 91 of the Detailed Implementation Rules to the CIT Law.

It is expected that the Fund will operate and be managed in such a manner that it will not be treated as a tax resident enterprise of the PRC and also will not be treated as a non-tax resident enterprise with an establishment or place of business in the PRC for CIT purposes.  As a consequence, the Fund will not be subject to CIT, but will be subject to 10% PRC withholding tax on PRC sourced investment income, including dividends, interest and capital gains on disposal of equity interests in PRC companies.  This 10% withholding tax rate may be further reduced under an applicable tax treaty which the PRC has entered into with the jurisdiction in which the beneficial owner of the relevant income is resident. However, this rate is not reduced under the tax treaty between the PRC and the United States for U.S. residents, such as the Fund.

PRC listed equity securities include “onshore” and “offshore” listed Chinese shares.  PRC onshore listed shares consist of A shares and B shares.  A shares are securities issued by PRC incorporated companies, which are denominated in the Chinese currency (“RMB”), and are listed and traded on the Shanghai and Shenzhen Stock Exchanges.  Under current PRC laws, foreign investors, including the Fund, cannot invest directly in A shares unless the foreign investor holds a Qualified Foreign Institutional Investor (“QFII”) license.  As of the date of this SAI, the Funds do not intend to invest in A shares.  B shares are shares issued by PRC listed companies, and are listed and traded in foreign currencies on the Shanghai and Shenzhen Stock Exchanges.  Foreign investors may invest directly in B shares.  The Fund intends to invest in B shares.  The Fund may also invest in H shares, Red-chips, shares of Hong Kong-domiciled companies and Macau-domiciled companies and shares of companies that conduct their business in China but are listed on overseas exchanges.  H shares are shares issued by PRC incorporated companies, which are denominated in Hong Kong dollars and are listed and traded on the Hong Kong Stock Exchange.  Red-chips are shares of an offshore company listed and traded on the Hong Kong Stock Exchange, controlled by mainland Chinese shareholders.

Prior to January 1, 2008, foreign investors investing in offshore listed Chinese shares, including onshore listed “B” shares, were specifically exempt from PRC withholding tax under Guo Shui Fa [1993] No. 45 (“Circular 45”), which was issued pursuant to the old Foreign Enterprise Income Tax (“FEIT”) Law.

From January 1, 2008, the CIT Law has come into effect and supersedes the FEIT Law.  Since the CIT Law became effective, the State Council has issued notices specifically grandfathering certain preferential tax treatments that were available under the FEIT Law. However, such notices do not cover the tax benefits under Circular 45.  It remains unclear whether Circular 45 ceased to have effect after January 1, 2008, and the PRC tax authorities have not made any express announcement clarifying this position.

If the PRC tax authorities clarify the position that Circular 45 ceased to apply after January 1, 2008, foreign investors, including the Fund, will be subject to 10% withholding tax on dividends received from, and capital gains realized on sale of, B shares and H shares, unless otherwise reduced under an applicable income tax treaty.  In respect of the payment of dividends on H shares, the State Administration of Taxation has recently issued a circular Guo Shui Han [2008] No. 897 (“Circular 897”) which provides that 10% PRC withholding tax applies when listed H share PRC companies distribute dividends to non-PRC resident enterprise shareholders for 2008 and subsequent years.

As Red-chips are companies incorporated outside the PRC, provided that these companies do not have their place of effective management in the PRC (which could cause them to be deemed PRC resident companies), any dividends received from, and capital gains realized by the Fund from the sale of Red-chips should constitute non-PRC sourced income and thus should not be subject to CIT in the PRC.

PRC Business Tax (“BT”) and Stamp Duty.  As the Fund is not a financial institution established in the PRC, BT should not apply to the Fund in respect of capital gains derived from sale of PRC listed securities under the PRC Business Tax Law.

Under PRC laws and regulations, there is no BT on dividend income or profit distributions on equity investment derived by the foreign investors, such as the Fund.  In addition, under Cai Shui [2002] No. 191, the transfer of unlisted equity interest is also exempt from BT.  However, BT would likely apply at the rate of 5% on any gross amount of PRC sourced interest income derived by the Fund.

The purchase and disposal of PRC listed shares will attract stamp duty at the rate of 0.1% (effective April 24, 2008) to be payable by each of the purchaser and seller.  From September 19, 2008 onwards, only the seller will be liable for stamp duty on the sale of PRC listed shares, and the buyer will not be liable for stamp duty on the purchase of Chinese listed stocks.  The purchase and disposal of PRC unlisted equity investments will attract stamp duty at the rate of 0.05% on the transaction value, which will be payable by each of the buyer and the seller.

Hong Kong Tax Considerations

Hong Kong profits tax is chargeable to persons who carry on business in Hong Kong either by themselves or through the activities carried on by a person on their behalf in Hong Kong on their Hong Kong sourced profits.  The current profits tax rate is 16.5%.  It is likely that the Fund may be treated as carrying on business in Hong Kong through appointment of and the actions of its sub-manager, Mirae Asset Hong Kong.  If the Fund is treated as carrying on business in Hong Kong, and if it has Hong Kong sourced profits, it will be subject to Hong Kong profits tax.  The source of profits of the Fund depends on the nature of the investment.

As a general rule, profits from trading in listed securities are sourced at the location of the stock exchange where the securities are listed.  For unlisted securities, the source is generally determined by reference to the place where the contracts of purchase and sale were effected.

Interest arising or derived by the Fund from outside Hong Kong and interest on bank deposits in Hong Kong, whether or not sourced in Hong Kong, should generally not be subject to Hong Kong profits tax, and there is no withholding tax or interest in Hong Kong. Dividends or capital gains (as opposed to trading gains), whether or not sourced in Hong Kong, should also generally not be subject to Hong Kong profits tax.  However, it is likely that the Fund will be regarded as a trader and that, except as described below, gain from trading of stocks will be subject to profits tax.

Certain non-residents, such as the Fund, may be exempted from Hong Kong profits tax with respect to Hong Kong sourced profits arising from transactions carried out through or arranged by a specified person where those profits are derived from (i) certain specified transactions (“specified transactions”); and (ii) transactions incidental to the carrying out of the specified transactions (“incidental transactions”).  Such “specified transactions” include transactions in certain securities (including certain equity, debt and derivative instruments), foreign exchange contracts, futures contracts, exchange-traded commodities and the making of deposits other than by way of a money-lending business, except transactions in equities in private companies which are specifically excluded from this exemption.  A “specified person” is defined to include a corporation licensed under Part V of the Securities and Futures Ordinance to carry on a business in certain regulated activities.  Mirae Asset Hong Kong is licensed under Part V of the Securities and Futures Ordinance.  As a result, the Fund intends to take the position that it is exempt from Hong Kong profits tax on Hong Kong sourced profits from specified transactions and incidental transactions on the basis that the Hong Kong sourced profits are derived from specified and incidental transactions, which are transacted through or arranged by Mirae Asset Hong Kong (i.e., a specified person).

The exemption provisions will not apply, however, if the Fund undertakes any transaction from its trade or business carried on in Hong Kong (i.e., through Mirae Asset Hong Kong) other than specified or incidental transactions.  Furthermore, if the Fund undertakes only specified and incidental transactions, but the receipts from incidental transactions exceed 5% of the total receipts from both specified and incidental transactions, the exemption provisions will not apply in respect of any of the incidental profits.

Stamp duty will also apply to the Fund when it buys or sells Hong Kong stocks, either listed or unlisted securities of Hong Kong companies.  Stamp duty of 0.1% of the amount of the consideration or of market value (whichever is higher) on every sold note and every bought note is imposed.  Both the seller and the buyer have to pay 0.1% stamp duty, making it 0.2% in total for the transaction.]

India Taxation

The following is a general discussion of the tax consequences of investments made by the India Sector Leader Fund and Chindia Great Consumer Fund in Indian securities as contemplated herein. The discussion below is based on current tax laws in India as in effect on the date hereof and which are subject to change or differing interpretations (possibly with retroactive effect). The taxation of the Funds in India is governed by the provisions of the Indian Income Tax Act (“ITA”). The Finance Act amends the ITA every year. The Indian tax rates mentioned in this section are the rates currently in force for the Financial Year 2010-2011. The discussion below does not address all aspects of Indian income taxation that may be relevant to the a Fund ‘s investments in India as contemplated herein.

Each Fund does not expect to be deemed a resident of India for Indian income tax purposes. A non-resident investor, such as the Funds, will be subject to Indian taxation on certain types of Indian source income or income accrued or received (whether deemed or otherwise) in India. It is expected that most of the income of the Funds will constitute Indian source income.

If a Fund were deemed to have a permanent establishment in India under the ITA, then the Fund’s business income would be subject to taxation in India at the rate of 42.23% (inclusive of surcharge and education cess) on a net income basis. The Funds intend to organize its affairs in a manner so as not to create a permanent establishment in India.

Dividend income earned by the Funds will not be subject to Indian tax. However, the Indian company declaring and paying such dividend would be subject to a Dividend Distribution Tax (“DDT”) at an effective rate of 16.609% (inclusive of surcharge and education cess) on the amount of the dividend paid out.

Interest paid to a Fund in respect of debt obligations of Indian issuers will be subject to Indian income tax. The tax rate in the case of a rupee-denominated debt obligation is 42.23% (inclusive of surcharge and education cess). In the case of a foreign-currency denominated debt obligation, the tax rate is 21.115% (inclusive of surcharge and education cess).

Transactions involving the purchase or sale of shares or any other security traded on a recognized Indian stock exchange are subject to Securities Transaction Tax (“STT”) at the rate of 0.125% on the transaction value of the purchase or sale. This STT is not applicable to primary issuances of equity shares by a company or to off-market transactions. Hence, STT will be payable if the Fund buys or sells listed securities on a recognized Indian stock exchange.

Under certain circumstances, capital gains tax will be imposed on gains that a Fund derives from the sale or disposition of shares of Indian companies. Except as described below, capital gains arising from the sale of shares held for more than 12 months (“long-term capital gains”) will generally be taxed at the rate of 21.115% (inclusive of surcharge and education cess) if such shares are not listed. No capital gains tax will apply in case of long-term capital gains derived from the sale or transfer of listed shares if the sale or transfer transaction is entered into on a recognized Indian stock exchange and subject to STT. Long-term capital gains arising from the sale of listed shares other than on a recognized stock exchange will be taxed at 10.56% (inclusive of surcharge and education cess). Except as described below, capital gains arising from the sale of shares held for 12 months or less (“short-term capital gains”) will be taxed at the rate of 42.23% (inclusive of surcharge and education cess) if such shares are not listed. Short-term capital gains arising from the sale of listed shares will be taxed at the rate of 15.836% (inclusive of surcharge and education cess) if the sale transaction is entered into on a recognized Indian stock exchange and subject to STT. Short-term capital gains arising from the sale of listed shares other than on a recognized stock exchange will be taxed at a rate of 42.23% (inclusive of surcharge and education cess).

Capital gains arising from the alienation of shares in an Indian company will be computed by (i) converting (at the date of alienation) the consideration received from alienation into the foreign currency that was used for the purchase of shares and (ii) subtracting from this amount the cost of acquisition of the shares (including expenses) determined in such foreign currency as of the date of purchase. The gains computed as aforesaid will be converted into Indian rupees (on the date of accrual of gains) for the purpose of determining the amount of capital gains tax payable, effectively permitting the seller to pay a lower amount as tax or requiring the seller to pay a higher amount of tax, as the case may be, depending on the exchange rate fluctuation.

If Indian tax is payable by a Fund under the provisions of the ITA, a purchaser of shares from the Fund may be required to withhold the amount of tax payable (at source) in relation to the transaction. However, Mirae Asset Hong Kong, each Fund’s sub-manager, is registered with the SEBI as a Foreign Institutional Investor and, provided that the Fund’s sub-manager remains a Foreign Institutional Investor, a purchaser of shares from the Fund will not be required to withhold tax from the purchase price under the current provisions of the ITA.

 Direct Taxes Code, 2010 (“DTC”)

The DTC, tabled before the Indian lower house of Parliament, if enacted will replace the existing Income Tax Act effective April 1, 2012. The DTC proposes several changes in the tax regime and administration thereof. The DTC includes provisions which may adversely impact the Funds, including the following:

i.

General Anti-Avoidance Rule (the “GAAR”) provisions have been introduced, which would empower the Indian tax authorities to declare an arrangement an impermissible avoidance arrangement if, inter alia, it was entered into for the primary purpose of obtaining a tax benefit and it lacks commercial substance, or does not have a bonafide purpose. The Central Board of Direct Taxes of India is expected to issue guidelines and prescribe the manner in which the GAAR provisions may be invoked. Depending on that guidance, the GAAR provisions may override the provisions of a tax treaty where a foreign entity claiming the benefits of that tax treaty lacks commercial substance in its country of incorporation.

ii.

The DTC would make it mandatory to obtain a tax residency certificate (“TRC”) before any relief could be claimed under any tax treaty. If a Fund were to fail to obtain a TRC, the lack of such TRC could be used by the Indian tax authorities to challenge the Fund’s eligibility for benefits under a treaty. Further, such TRC would need to be obtained in a “prescribed form” which has yet to be specified by the Indian tax authorities.

iii.

Each Fund may be considered to be resident in India (and taxed at 30%) if its place of effective management is in India at any time in the year. As described above, residents in India are subject to taxation in India, including on capital gains. “Place of effective management” is defined in the DTC as (i) the place where the board of directors of the company or its executive directors, as the case may be, make their decisions; or (ii) in the case of a board of directors that routinely approves the commercial and strategic decisions made by the executive directors or officers of the company, the place where such executive directors or officers perform their functions.

iv.

The DTC would expand the definition of taxable income to include gain from an “indirect” transfer of a capital asset situated in India. The DTC provides that income arising from the transfer of any share or interest in a foreign company outside India, shall be taxable in India if at any time during the 12 months preceding the transfer, the fair market value (“FMV”) of the assets in India, owned directly or indirectly by the non-Indian company, represent at least 50% of the FMV of all the assets owned by the company. The capital gains proportionate to the FMV of the assets in India would be taxable in India.

v.

The DTC includes a controlled foreign company (“CFC”) regime. If a foreign corporation is controlled by an Indian resident, the net profit earned by the CFC will be attributed to the resident based on the percentage holding and period of such holding. The provisions are not triggered if the foreign company is listed on the stock exchange or is engaged in an “active trade or business” (subject to certain conditions) or specified income does not exceed INR 2.5 million.

vi.

Income earned by foreign institutional investors from the sale of securities, including derivatives, would be characterized as “capital gains.” vii. Long-term capital gains on the sale of securities on which STT is not paid would be taxable at 30%.

Korea Taxation

Korean taxes may be withheld from payments received by the Korea Sector Leader Fund and may apply to the extent the Korea Sector Leader Fund receives income from certain sources. Application of such taxes will reduce amounts available for distribution to Stockholders.

The Korea Sector Leader Fund does not intend to engage in activities that they believe would create a permanent establishment in South Korea within the meaning of the South Korea-U.S. Tax Treaty. Therefore, the Korea Sector Leader Fund generally should not be subject to any South Korean income taxes other than South Korean withholding taxes. Exemption or reductions in these taxes apply if the South Korea-U.S. Tax Treaty applies to the Funds. If the treaty provisions are not, or cease to be, applicable to the Funds, significant additional withholding or other taxes could apply, reducing the net asset value (“NAV”) of the Funds.

Under the U.S.-South Korea income tax treaty, as presently in effect, the government of South Korea imposes a non-recoverable withholding tax and resident tax aggregating 16.5% on dividends and 13.2% on interest paid by South Korean issuers. Under U.S.-South Korea income tax treaty, there is no South Korean withholding tax on realized capital gains.

Gains, if any, from the sale of securities by the Korea Sector Leader Fund generally will be treated as derived from U.S. sources and certain currency fluctuation gains, if any, from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. In addition, the foreign tax credit is available only to the extent of the U.S. tax that would otherwise be payable on foreign source income. Thus, even if the source of the Korea Sector Leader Fund’s income passes through to Stockholders, Stockholders may be unable to claim a credit for the full amount of the Korean or other foreign taxes withheld from distributions or for the full amount of their proportionate share, if any, of the Korean or other foreign taxes paid by the Korea Sector Leader Fund.

NET ASSET VALUE

The net asset value of shares of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading.  The NYSE is scheduled to be closed on the following holidays:  New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.  Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of a Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding.  The per share net asset value may be lower for certain classes of a Fund because of higher expenses borne by these classes.

A security listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, is valued at its most recent sale price on the relevant exchange as of the close of regular trading on the NYSE on each day the NYSE is open for trading.  On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to  reflect the value of the security.  In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with  fair value procedures approved by the Board.

In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Most securities listed on a foreign exchange are valued at the most recent sale price at the close of the exchange on which the security is primarily traded.  In certain countries, market maker prices are used since they are the most representative of the daily trading activity. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise “fair value” will be determined in accordance with fair value procedures approved by the Board.

Debt securities are valued as follows:  U.S. Government and agency securities are valued at the mean between the bid and asked prices.  Other debt securities, including corporate securities, municipal securities, asset-backed securities, derivatives, debt offerings, collateralized mortgage obligations and private placements are valued by using market quotations or a matrix method provided by independent, third-party pricing agents (if available).    If such prices are not available from an independent, third-party pricing service, the quotations will be obtained from a Fund’s Investment Manager and the securities will be valued at the mean between the bid and the offer.  In the absence of available quotations, the security will be valued in accordance with fair valuation procedures approved by the Board.  Fixed income securities having a maturity of less than sixty days are valued at their amortized cost.

Options are valued at the last reported sales price at the close of the exchange on which the security is primarily traded.  If there is no such reported sale on the valuation date, the mean between the last reported bid and asked prices will be used.

Futures are valued at the daily quoted settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.

Forward currency contracts are valued at the last bid price.  Quotations are available for regularly scheduled settlement dates such as on a 1, 2, 3, 4, 5, 6, 9,  and 12-month basis.  No quotations are offered for interim settlement dates.  Interpolated “fair values” are derived when the life of the contract is not the sane as a life for which quotations are offered.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the investment company’s last calculated net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which a Fund’s Investment Manager determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to procedures approved by the Board.  Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value.  These events may create arbitrage opportunities that may enable short-term traders to dilute the net asset value of long-term investors.  Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Also, each Fund’s Investment Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by Mirae Asset USA’s Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

The Board has adopted valuation procedures for the Funds and has delegated day to day responsibility for fair value determinations to Mirae Asset USA’s Valuation Committee.  All fair value determinations will be reported to the Board.  In certain circumstances, the administrative agent for the Trust may obtain and utilize fair value pricing information from independent fair value pricing services approved by the applicable Fund’s Investment Manager to determine the fair value of a security and/or may provide such information to the Fund’s Investment Manager in connection with the Investment Manager’s fair value determination.  The Funds use fair value pricing to seek to ensure that each Fund’s net asset value reflects the value of its underlying portfolio securities.

There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities.  A security’s valuation may differ depending on the method used for determining value.  Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.

ORGANIZATION OF THE TRUST

The Trust was formed as a statutory trust under the laws of the State of Delaware on April 7, 2010.  Currently, the Trust consists of the eleven series (referred to in this section individually as a “Fund” or collectively as the “Funds”).

All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value, subject to such charges as may be applicable, at the option of the shareholder.  Shares have no preemptive rights or conversion rights (except as described below).  Redemption and exchange rights are discussed elsewhere herein and in the Trust’s Prospectus.  Each share of each class of a Fund has equal rights with respect to each other share of the same class as to dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities.  The Board may determine that shares of a Fund or a class of a Fund shall be automatically converted into shares of another fund of the Trust or of another class of the same or another fund based on the relative net assets of such fund or class at the time of conversion.  The Board may also provide that the holders of shares of the Fund or a class of the Fund shall have the right to convert their shares into shares of one or more other funds or classes on terms established by the Board.

The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Trustees will not be able to elect any person or persons to the Board.

Shareholders of a Fund are entitled to one vote for each share held in the election of Trustees and generally on other matters submitted to the vote of shareholders of the Fund or the Trust. All shares of all classes or Funds shall vote as a single class or Fund; provided, however, that (i) as to any matter with respect to which a separate vote of any class or Fund is required by the 1940 Act or by applicable law or is required by attributes applicable to any class or Fund, such requirement as to a separate vote by that class or Fund shall apply in lieu of the single class/Fund voting described above, (ii) unless the Trustees determine that this clause (ii) shall not apply in a case, to the extent that a matter referred to in clause (i) above affects more than one class or Fund and the interests of each such class of Fund in the matter are identical, then the shares of all such affected classes or Funds shall vote together as a single class and (iii) as to any matter which does not affect the interest of a particular class or Fund, only the holders of shares of the one or more affected classes or Funds shall be entitled to vote.

No Fund intends to hold annual meetings of shareholders in any year in which the 1940 Act does not require shareholders to act upon any of the following matters:  (i) election of Trustees; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants.

The by-laws of the Trust require that a special meeting of shareholders be held upon the written request of 25% of the outstanding shares entitled to vote at such meeting.

ADDITIONAL INFORMATION

Internet Access

The Trust’s website address is http://www.miraeasset.com.  This site enables users to access or view new account forms, the current Funds’ Prospectus and related information.

Other Information

Many of the investment transactions in the Funds will be made at prices different from those market prices prevailing at the time such changes are reflected in a regular report to shareholders of the Funds.  These transactions will reflect investment decisions made by each Fund’s Investment Manager in light of the objectives and policies of such Fund, and such factors as its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

The Funds may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

The Funds’ Prospectus and this SAI omit certain information contained in the registration statement which the Trust has filed with the SEC under the 1933 Act, as amended, and reference is hereby made to the registration statement for further information with respect to the Fund and the securities offered hereby.  The Trust’s registration statement is available for inspection by the public at the SEC in Washington, D.C. or online at www.sec.gov.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by a Fund to the Fund’s Investment Manager.  A Fund’s Investment Manager will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI.  The Board will periodically review the Funds’ proxy voting records.

Each Fund is required to disclose annually its complete proxy voting records on Form N-PX.  As of the date of this SAI, each of Korea Sector Leader Fund, India Sector Leader Fund, Global Sector Leader Fund, Asia Small/Mid Cap Fund and Chindia Great Consumer Fund had not commenced operations.  After the Funds commence operation, for each Fund that makes any investments in voting securities, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417 and on the Funds’ website www.miraeasset.com.  The Funds’ Forms N-PX will also be available on the SEC’s website at www.sec.gov.

FINANCIAL STATEMENTS

Financial information as of [  ] is not provided for the Funds, each of which has not commenced operations as of [   ].

APPENDIX A

MIRAE ASSET GLOBAL INVESTMENTS (USA) LLC

MIRAE ASSET GLOBAL INVESTMENTS (HONG KONG) LIMITED

MIRAE ASSET GLOBAL INVESTMENT MANAGEMENT LIMITED (BRAZIL)

PROXY VOTING POLICY AND PROCEDURES

1.0

INTRODUCTION

The rules under the Investment Advisers Act of 1940, as amended require every registered investment adviser to adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its clients.

These procedures apply to Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”) with respect to all of Mirae Asset USA’s clients, to Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Asset Hong Kong”) with respect to Mirae Asset Hong Kong’s clients that are domiciled in the United States and to Mirae Asset Global Investment Management Limited (Brazil) (“Mirae Asset Brazil”) with respect to Mirae Asset Brazil’s clients that are domiciled in the United States.

Mirae Asset USA, Mirae Asset Hong Kong and Mirae Asset Brazil are collectively referred to herein as the “Mirae Asset Advisers.”  Clients domiciled in the United States are referred to herein as “U.S. Clients.”  The term “Clients” as used herein means all of Mirae Asset USA’s clients (both U.S. Clients and non-U.S. Clients), Mirae Asset Hong Kong’s U.S. Clients and Mirae Asset Brazil’s U.S. Clients for which the respective Mirae Asset Adviser has proxy voting responsibility.

Any questions about this document should be directed to the Chief Compliance Officer of Mirae Asset USA, the Chief Compliance Officer of Mirae Asset Hong Kong or the Chief Compliance Officer of Mirae Asset Brazil (each, a “CCO”), as pertinent.

The Mirae Asset USA CCO has general oversight responsibility for all proxy voting activities with respect to Client portfolio securities undertaken by the Mirae Asset Advisers and any third party service providers.

2.0

MIRAE ASSET DISCOVERY FUNDS

Mirae Asset USA serves as the investment adviser, and Mirae Asset Hong Kong and Mirae Asset Brazil each serve as a sub-adviser, to the Mirae Asset Discovery Funds, an investment company registered under the Investment Company Act of 1940, as amended (the “Trust,” with separate series (each, a “Fund”)).

The Board of Trustees of the Trust has delegated responsibility for the voting of proxies relating to portfolio securities of the Funds to Mirae Asset USA.  Mirae Asset USA in turn has delegated responsibility for the voting of certain proxies for the Funds to Mirae Asset Hong Kong or Mirae Asset Brazil, as pertinent in their capacities as sub-advisers, under the general oversight of Mirae Asset USA.  As discussed further below, to help meet its proxy voting responsibilities, Mirae Asset USA has retained the services of a third party service provider, Broadridge, provided as a service through the custodian, Citi, to assist in the proxy voting process, including with respect to proxies for the Funds.

3.0

POLICY

It is the policy of each Mirae Asset Adviser to vote proxies on behalf of its Clients in the interest of maximizing investor value.  To that end, each Mirae Asset Adviser will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least.  Decisions will not be made on social, ethical, moral or other non-economic grounds.  Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

The pertinent CCO or any Mirae Asset Adviser employee responsible for administering proxy voting under the supervision of the pertinent CCO (each a “Designee”) will bring any “regularly recurring” and non-“regularly recurring” matters to the attention of the pertinent Mirae Asset Adviser portfolio manager for the Client(s) involved.  After appropriate consideration, the portfolio manager will determine how the matter should be voted, consistent with the Mirae Asset Adviser’s fiduciary duty and in accordance with these Proxy Voting Policy and Procedures.

4.0

THIRD PARTY VENDOR

To help meet its proxy voting obligations, Mirae Asset USA has retained the services of a third party vendor, Broadridge, provided as a service through the custodian, Citi, to assist in the proxy voting process.  Broadridge will receive proxy materials and route such materials in a timely manner to the appropriate Mirae Asset Adviser Designee.  The Mirae Asset Adviser Designee will notify the pertinent portfolio manager so that the matter can be appropriately considered, as per the procedures in Section 5.0 Procedures for Identifying and Voting Proxies below.    Once a determination is made, the pertinent portfolio manager will notify the Mirae Asset Adviser Designee, who will relay the voting instructions to Broadridge.

The Mirae Asset USA CCO, in conjunction with input from the Mirae Asset Brazil CCO and the Mirae Asset Hong Kong CCO, manages the Mirae Asset Advisers’ relationship with Broadridge, including taking reasonable steps to confirm that Broadridge correctly routes all proxy material to the Mirae Asset Advisers, votes all proxies according to instructions from the pertinent Mirae Asset Adviser (and, if applicable, instructions from the Client) and retains all required documentation associated with proxy voting.

5.0

PROCEDURES FOR IDENTIFYING AND VOTING PROXIES

These Proxy Voting Policy and Procedures are designed to enable the Mirae Asset Advisers to resolve material conflicts of interest that may arise between a Mirae Asset Adviser and its Clients and their investors before voting Client proxies, which will be voted in the interest of shareholder value.

1.

Each Mirae Asset Adviser shall maintain a list of all the Clients for which it votes proxies.  The list will be maintained either in hard copy or electronically and updated by the pertinent CCO or Designee.

2.

The Mirae Asset Adviser Designee shall receive all proxy voting materials.  The CCO or the Designee shall review the list of Clients and compare the record date of the proxies with a security holdings list for the security or company soliciting the proxy vote.

Proxies received after the termination date of a client relationship will not be voted.  Such proxies should be delivered to the last known address of the Client or to the intermediary who distributed the proxy, with a written or oral statement indicating that the advisory relationship has been terminated and that future proxies for the named Client should not be delivered to the Mirae Asset Adviser.

3.

The Designee shall evaluate the issues presented, including whether a matter is “regularly recurring” or non-“regularly recurring.”  As noted above, all matters will be brought to the attention of the pertinent portfolio manager.

4.

The pertinent CCO and/or the portfolio manager will reasonably try to determine whether any material conflicts exist between the interests of the applicable Mirae Asset Adviser (and, as pertinent, the interests of its affiliates), on the one hand, and those of its Clients, on the other hand, with respect to proxy voting.  See Section 6.0 Conflicts of Interest below.

5.

So long as there are no material conflicts of interest identified, the Mirae Asset Adviser Designee will instruct Broadridge to vote proxies according to the pertinent CCO and/or the portfolio manager’s instructions.  The Mirae Asset Adviser may also elect to abstain from voting if it deems such abstinence to be in the pertinent Client’s best interests.  The rationale for “abstain” votes will be documented and the documentation will be maintained in the permanent file.

6.

The Mirae Asset Advisers are not required to vote every Client proxy.  The Mirae Asset Advisers shall at no time ignore or neglect their proxy voting responsibilities.  However, there may be times when refraining from voting is in a client’s best interest, such as when an adviser’s analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client.  (For example, casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person; or a matter may be deemed routine, such as the re-election of a nationally recognized accounting firm as a company’s auditor.)

7.

The pertinent portfolio manager shall be responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which the Mirae Asset Adviser believes it may be in its Clients’ best interest for the Mirae Asset Adviser not to vote a particular proxy, and forward the analysis to the pertinent CCO.  The pertinent CCO shall maintain documentation of any cost/benefit analysis with respect to Client proxies that were not voted by the Mirae Asset Adviser.

8.

If the Mirae Asset Adviser determines that a material conflict of interest exists, the Mirae Asset Adviser (if not Mirae Asset USA, in consultation with and under the general supervision of Mirae Asset USA) will use one or more methods to resolve the conflict, which may include notifying outside counsel, who will recommend an appropriate course of action; disclosing the conflict to the Client and obtaining its consent before voting; engaging a proxy voting service or other third party to recommend a vote with respect to the proxy; or such other method as is deemed appropriate under the circumstances, given the nature of the conflict.  From time to time, the Mirae Asset Adviser may also abstain from voting in such circumstances when time and costs dictate.

9.

The pertinent Designee, under the supervision of the Mirae Asset Adviser CCO, shall be responsible for collecting and submitting proxy votes to Broadridge in a timely manner.

10.

Proxy votes will be recorded and the following information will be maintained:

a.

The name of the issuer of the portfolio security;

b.

The exchange ticker symbol of the portfolio security;

c.

The CUSIP number for the portfolio security;

d.

The shareholder meeting date;

e.

The number of shares that the Mirae Asset Adviser is voting on, and the number of shares that the Mirae Asset Advisers are voting on firm-wide;

f.

A brief identification of the matter voted on;

g.

Whether the matter was proposed by the issuer or by a security holder;

h.

Whether or not the Mirae Asset Adviser cast its vote on the matter;

i.

How the Mirae Asset Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

j.

Whether the Mirae Asset Adviser cast its vote with or against management; and

k.

Whether any investor requested an alternative vote of the Client’s proxy.

In the event that a Mirae Asset Adviser votes the same proxy in two directions, it shall maintain documentation to support its voting in the permanent file.  (This may occur if a Client requires a Mirae Asset Adviser to vote a certain way on an issue, while the Mirae Asset Adviser deems it beneficial to vote in the opposite direction for other Clients.)

6.0

CONFLICTS OF INTEREST

Although Mirae Asset USA has not currently identified any material conflicts of interest that would affect its proxy voting decisions or the proxy voting decisions of the other Mirae Asset Advisers, it is aware of the following potential conflicts that could exist in the future:

•

Conflict:  A Mirae Asset Adviser retains an institutional client, or is in the process of retaining an institutional client, that is affiliated with an issuer that is held in the Mirae Asset Adviser’s Clients’ portfolios.  For example, Mirae Asset USA may be retained to manage XYZ’s pension fund, where XYZ is a public company and Mirae Asset USA’s clients’ accounts hold shares of XYZ.  This type of relationship may influence Mirae Asset USA to vote with management on proxies to gain favor with management.  Such favor may influence XYZ’s decision to continue its advisory relationship with Mirae Asset USA.

•

Conflict:  A Mirae Asset Adviser retains a Client or investor, or is in the process of retaining a Client or investor, that is an officer or director of an issuer that is held in the Mirae Asset Adviser’s Clients’ portfolios.  Similar conflicts of interest exist in this relationship as discussed above.

•

Conflict:  A Mirae Asset Adviser employee maintains a personal and/or business relationship (not an advisory relationship) with an issuer or with individuals that serve as officers or directors of an issuer.  For example, the spouse of a Mirae Asset USA employee may be a high-level executive of an issuer that is held in Mirae Asset USA’s Clients’ portfolios.  The spouse could attempt to influence Mirae Asset USA to vote in favor of management.

Resolution:  Upon the detection of a material conflict of interest, the procedures described above in Section 5.0 Procedures for Identifying and Voting Proxies will be followed.  The pertinent CCO shall maintain a written record of the method used to resolve a material conflict of interest.

Each Mirae Asset Adviser realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its employees to notify the CCO of any material conflict that may impair the Mirae Asset Adviser’s ability to vote proxies in an objective manner.  The CCO shall maintain a written record of all materiality determinations.

In addition, any attempts by others within a Mirae Asset Adviser to influence the voting of Client proxies in a manner that is inconsistent with these Proxy Voting Policy and Procedures shall be reported to the pertinent CCO (and, if the Mirae Asset Adviser involved is not Mirae Asset USA, to the Mirae Asset USA CCO).  The CCO(s) should then report the attempt to outside counsel.

The Mirae Asset USA CCO should, as necessary  report to legal counsel all conflicts of interest that arise in connection with the performance of the Mirae Asset Advisers’ proxy-voting obligations (if any) and any conflicts of interest that have come to her attention (if any).  The Mirae Asset USA CCO will use the form set forth in the form attached hereto.  This information can lead to future amendments to these Proxy Voting Policy and Procedures.

7.0

RECORDKEEPING

The pertinent CCO shall generally maintain the documentation and follow the procedures described in the following section.

The Mirae Asset Adviser’s Proxy Voting Policy and Procedures.

•

Proxy materials received.  Upon receipt of a proxy, the pertinent CCO or Designee shall copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.  (The Mirae Asset Adviser is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.)

The Mirae Asset Adviser’s proxy voting records.

•

Documents prepared or created by a Mirae Asset Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision.

•

Documentation or notes or any communications received from other industry analysts, third party service providers or other third parties that were material in the basis for the decision.

8.0

DISCLOSURE TO CLIENTS

Upon request from a Client, the Mirae Asset Adviser will provide to the Client the Mirae Asset Adviser’s proxy voting record for the period during which such Client was invested in the relevant security.

The Mirae Asset Advisers will never disclose such information to unrelated third parties unless doing so would be in the Client’s best interest.

9.0

DISCLOSURE REGARDING PROXY VOTING FOR THE TRUST

The Mirae Asset USA CCO shall ensure that records are maintained and made available to the appropriate service provider(s) so that the Trust is able to:

•

File its complete proxy voting record on an annual basis with the Securities and Exchange Commission on Form N-PX.

•

Make available to stockholders, either on its website or upon request, the record of how the Trust voted proxies relating to Fund portfolio securities.

10.0

PROXY SOLICITATION

The pertinent CCO must be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of a Mirae Asset Adviser Client.  At no time may any employee accept any remuneration in the solicitation of proxies.  The pertinent CCO shall handle all responses to such solicitations.

11.0

CLASS ACTION LAWSUITS

Mirae Asset USA generally does not direct its Clients’ participation in class action lawsuits.  If any documentation is received by Mirae Asset USA in error regarding any Client’s participation in a class action lawsuit, the documentation should be given to the Head of Finance & Operations, who will either forward the documentation to the appropriate Client or return the documentation.

With respect to the Trust, the Mirae Asset USA CCO, in consultation with other appropriate Mirae Asset Adviser personnel, will consider on a case-by-case basis whether it is in the best interest of the Trust to opt out of a class action or to file a proof of claim or otherwise participate in a class action settlement.

REPORT OF PROXY VOTING CONFLICTS

To:[Legal Counsel]

From:  (NAME), Chief Compliance Officer of Mirae Asset Global Investments (USA) LLC

Date:<DATE>

Re:  Proxy Voting Conflict of Interest

Mirae Asset Global Investments (USA) LLC, Mirae Asset Global Investments (Hong Kong) Limited and Mirae Asset Global Investimentos (Brasil) Gestão de Recursos Ltda. (each, a “Mirae Asset Adviser”) adopted and implemented written Proxy Voting Policies and Procedures reasonably designed to ensure that each Mirae Asset Adviser votes proxies in the best interest of its Clients (as defined in the Proxy Voting Policy and Procedures).

Per that Proxy Voting Policy and Procedure, I have listed below the conflicts of interest that came to my attention and the manner in which such conflicts were mitigated:

Signature:

Date:

App-1

MIRAE ASSET DISCOVERY FUNDS

PART C

OTHER INFORMATION

Item 28.	Exhibits:
(a)(1)	Mirae Asset Discovery Funds (the “Registrant”) Certificate of Trust filed April 7, 2010.(b)
(a)(2)	Registrant’s Agreement and Declaration of Trust dated April 7, 2010.(b)
(b)	Registrant’s By-Laws dated April 7, 2010.(b)
(c)	Portions of the Agreement and Deed of Trust and By-Laws defining the rights of shareholders. (a)
(d)(1)	Form of Investment Management Agreement between the Registrant and Mirae Asset Global Investments (USA) LLC. (c)
(d)(2)	Amended Exhibit A and Amended Schedule A to the Investment Management Agreement. *
(d)(3)	Form of Sub-Management Agreement between Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”) and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”). (c)
(d)(4)	Amended Exhibit A to the Sub-Management Agreement between Mirae Asset USA and Mirae Asset Hong Kong. *
(d)(5)	Form of Sub-Management Agreement between Mirae Asset USA and Mirae Asset Global Investimentos (Brasil) Gestão de Recursos Ltda. (“Mirae Asset Brazil”) with respect to Brazil Sector Leader Fund. (c)
(d)(6)	Form of Expense Limitation Agreement. (c)
(d)(7)	Form of Amendment No. 1 to the Expense Limitation Agreement. (e)
(d)(8)	Amended Schedule A to the Expense Limitation Agreement. *
(e)(1)	Form of Distribution Agreement between the Registrant and Funds Distributor, LLC. (c)
(e)(2)	Amended Exhibit A to the Distribution Agreement. *
(e)(3)	Form of Distribution Services Agreement between the Registrant and Funds Distributor, LLC. (c)
(e)(4)	Amended Exhibit A to the Distribution Services Agreement. *
(e)(5)	Form of Selling Group Member Agreement. (c)
(e)(6)	Form of Dealer Agreement. (c)
(f)	Not applicable.
(g)(1)	Form of Global Custodial Services Agreement between the Registrant and Citibank, N.A. (c)
(g)(2)	Amended Fund Appendix to the Global Custodial Services Agreement. *
(h)(1)	Form of Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (c)
(h)(2)	Amended Exhibit 5 to the Services Agreement. *
(h)(3)	Form of Principal Financial Officer Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (c)
(h)(4)	Amended Schedule 2 to the Principal Financial Officer Agreement. *
(h)(5)	Fund Compliance and AML Services Agreement between the Registrant and Foreside Compliance Services, LLC dated April 19, 2010. (c)
(h)(6)	Amended Exhibit A to the Fund Compliance and AML Services Agreement. *
(i)	Opinion and Consent of Counsel. (d)
(j)	[None]
(k)	Inapplicable.
(l)	Form of Purchase Agreement between Registrant and Mirae Asset Global Investments (USA) LLC. (c)
(m)(1)	Class A Shares Distribution Plan Pursuant to Rule 12b-1. (c)
(m)(2)	Class C Shares Distribution Plan Pursuant to Rule 12b-1. (c)
(n)	Form of Plan pursuant to Rule 18f-3. (c)
(o)	Inapplicable.
(p)(1)	Mirae Asset Global Investments (USA) LLC Code of Ethics. (d)
(p)(2)	Mirae Asset Global Investments (Hong Kong) Ltd. Code of Ethics. (d)
(p)(3)	Mirae Asset Global Investimentos (Brasil) Gestão de Recursos Ltda. Code of Ethics. (d)
(p)(4)	Registrant’s Code of Ethics. (d)
(p)(5)	Funds Distributor, LLC Code of Ethics. (d)
(q)	Power of Attorney. (e)

*  To be filed by subsequent amendment.

(a)  Sections 2.9, 2.10, 2.11, 2.12, 2.13, 2.14, 2.15, 3.2, 3.7, 3.8, 3.9, 6.1, 6.2, 6.3, 6.4, 6.5, 6.6, 6.7, 7.1, 7.2, 8.3, 9.2, 9.4, 9.6 of the Registrant’s Agreement and Deed of Trust; Sections 11.1, 11.2 and 11.7 of the Registrant’s By-Laws.

(b)  Filed on April 13, 2010 as an exhibit to the Registrant’s initial Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 333-166018) (the “Registration Statement”).

(c)  Filed on August 19, 2010 as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.

(d)  Filed on September 15, 2010 as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement.

(e)  Filed on January 26, 2011 as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement.

Item 29.        Persons Controlled By or Under Common Control with Registrant:

None.

Item 30.        Indemnification:

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust, Section 7(A) of the Registrant’s Services Agreement and Section 7 of the Registrant’s Distribution Agreement.

Article VIII of Registrant’s Agreement and Declaration of Trust dated April 7, 2010 provides as follows:

The Trust shall indemnify each of its Trustees, Advisory Board Members and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each an “Indemnified Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding of any kind and nature whatsoever, whether brought in the right of the Trust or otherwise, and whether of a civil, criminal or administrative nature, before any court or administrative or legislative body, including any appeal therefrom, in which he or she may be involved as a party, potential party, non-party witness or otherwise or with which he may be threatened, while as an Indemnified Person or thereafter, by reason of being or having been such an Indemnified Person, except that no Indemnified Person shall be indemnified against any liability to the Trust or its Shareholders to which such Indemnified Person would otherwise be subject by reason of bad faith, willful misconduct, gross negligence or reckless disregard of his duties involved in the conduct of such Indemnified Person’s office (such willful misconduct, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”).  Expenses, including accountants’ and counsel fees so incurred by any such Indemnified Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust or a Series in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Indemnified Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and either (i) such Indemnified Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Indemnified Person ultimately will be found entitled to indemnification.

Section 7(A) of the Services Agreement provides that the Registrant will indemnify the Administrator, its affiliates and its and their respective officer, director, employees and representatives for, and will defend and hold each Indemnity harmless from, all losses, costs, damages and expenses (including reasonable legal fees) incurred by the Administrator or such person in any action or proceeding between the Administrator and any third party arising from or in connection with the performance of the Services Agreement imposed on, incurred by, or asserted against the Administrator in connection with or arising out of the following: (i) the Services Agreement, except any loss resulting from the bad faith, willful misfeasance, negligence or reckless disregard of the Administrator, in each case in connection with the services set forth in the Agreement; or (ii) any alleged untrue statement of a material fact contained in any registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant of the Registrant or arising out of or based upon any alleged omission to state a material fact required to be stated in any such document or necessary to make the statements in any such document not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Registrant by the Administrator specifically for use in the Offering Document.

Section 7 of the Distribution Agreement states that the Registrant shall indemnify, defend and hold harmless the Distributor, its affiliates and each of their respective members, managers, directors, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of the Securities Act of 1933 (the “Distributor Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant  (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law.  However, the Registrant is not obligated to indemnify any of the Distributor Indemnitees shall not be deemed to cover any losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertising materials or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Registrant or its counsel by the Distributor in writing and acknowledging the purpose of its use.  Additionally, the Registrant’s obligation to indemnify, defend and hold free and harmless the Distributor Indemnitees shall not apply to the extent that losses resulted from the Distributor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Distribution Agreement or by reason of its reckless disregard of its obligations under the Distribution Agreement.

Item 31.        Business and Other Connections of Investment Adviser:

(a)

Mirae Asset Global Investments (USA) LLC, an indirect, wholly owned subsidiary of Mirae Asset Global Investments (Hong Kong) Ltd., was organized in 2008 for the purpose of providing advisory services to investment companies and other clients. Set forth below is a list of the principal officers and directors of Mirae Asset Global Investments (USA) LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years:

Name	Position with Mirae Asset Global Investments (USA) LLC	Other Substantial Business, Profession, Vocation or Employment
Hun Jun Jang	President and Chief Executive Officer since 2009	Head of Marketing and Corporate Communications and Director, Mirae Asset Global Investments (India), Mumbai, India from 2007 to 2008

Joyce LaPreta	Chief Compliance Officer since 2008	None

Robert Shea	Head of Finance and Operations since 2008	Chief Financial Officer of Gradient Partners L.P., New York, New York, USA from 2004 to 2009
Peter Tuck Chung Lee	Emerging Market Strategist since 2011	Chief Executive Officer and Executive Director of Mirae Asset Global Investments (Hong Kong) Limited from 2009 to 2011

(b)

Mirae Asset Global Investments (Hong Kong) Limited, a wholly owned subsidiary of Mirae Asset MAPS Global Investments Co., Ltd., was organized in 2003 for the purpose of engaging in portfolio management activities primarily for institutional investors and investment trusts. Set forth below is a list of the principal officers and directors of Mirae Asset Global Investments (Hong Kong) Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years:

Name	Position with Mirae Asset Global Investments (Hong Kong) Limited	Other Substantial Business, Profession, Vocation or Employment

Wan Youn Cho	Chief Financial Officer since 2009	Chief Financial Officer of Mirae Asset Global Investments (India), Mumbai, India from 2007 to 2009

(c)

Mirae Asset Global Investimentos (Brasil) Gestão de Recursos Ltda., a subsidiary of Mirae Asset Global Investments Co., Ltd., was organized in 2008 for the purpose of engaging in portfolio management activities primarily for individuals, small businesses, institutional investors and investment trusts. Set forth below is a list of the principal officers and directors of Mirae Asset Global Investimentos (Brasil) Gestão de Recursos Ltd., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years:

Name	Position with Mirae Asset Global Investimentos (Brasil) Gestão de Recursos Ltd.	Other Substantial Business, Profession, Vocation or Employment
Young Hwan Kim	Chief Investment Officer for Brazil and Latin America since 2009	Head of Latin America at Mirae Asset Global Investments (UK), London, United Kingdom from 2007 to 2008

Young Cheol Kim	Head of Alternative Investments since 2008	None

Bong Hee Yoo	Accounting and Finance, Fund Operations Manager since 2009	Fund Operations Analyst at Mirae Asset Global Investimentos (Brasil) Gestão De Recursos Ltd, São Paulo, Brazil from 2008 to 2009

João Carlos Morais	Chief Marketing Officer for Brazil and Latin America since 2009	Head of Product Development at Western Asset, São Paulo, Brazil from 2008 to 2009

Fabricio Oliveira	Risk Manager since 2008	None

Caroline Vitorelli	Compliance Manager since 2008	None

Item 32.        Principal Underwriters:

(a)

Funds Distributor, LLC, the Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

GMO Trust

Mirae Asset Discovery Funds

Munder Series Trust

Munder Series Trust II

(b)

The following are officers and directors of Funds Distributor, LLC, the Registrant’s underwriter. The main business address of Funds Distributor, LLC is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark S. Redman	690 Taylor Road, Suite 150, Gahanna, OH 43230	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Paul F. Hahesy	Three Canal Plaza, Suite 100, Portland, ME 04101	Chief Compliance Officer	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Director of Compliance	None

(c)

Not applicable.

Item 33.        Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

(a)     Mirae Asset Global Investments (USA) LLC, One Bryant Park, 39th Floor, New York, New York 10036.

(b)     Mirae Asset Global Investments (Hong Kong) Ltd., Level 15, Three Pacific Place, 1 Queen’s Road East, Hong Kong (records relating to its role as sub-manager of Global Emerging Markets Sector Leader Fund, Asia Sector Leader Fund, China Sector Leader Fund, Global Emerging Markets Great Consumer Fund and Asia Great Consumer Fund).

(c)     Mirae Asset Global Investimentos (Brasil) Gestão de Recursos Ltda., Av. Presidente Juscelino Kubitschek, 1455 – 12º andar VilaNova Conceição, São Paulo – SP, Brasil (records relating to its role as sub-manager of Global Emerging Markets Sector Leader Fund and Brazil Sector Leader Fund).

(d)    Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its role as administrator and fund accounting service provider.

(e)     Citibank, 111 Wall Street, New York, New York 10005 (records relating to its role as custodian).

(f)     Funds Distributor, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to its role as principal underwriter).

Item 34.        Management Services:

None.

Item 35.        Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 11th day of March, 2011.

MIRAE ASSET DISCOVERY FUNDS

By:  /s/ Hun Jun Jang

Hun Jun Jang, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Hun Jun Jang	Trustee and President	March 11, 2011
Hun Jun Jang	(Principal Executive Officer)

/s/ Joel Engle	Treasurer	March 11, 2011
Joel Engle	(Principal Financial and Accounting Officer)

John F. McNamara*	Trustee	March 11, 2011
John F. McNamara

Keith M. Schappert*	Trustee	March 11, 2011
Keith M. Schappert

Enrique R. Arzac*	Trustee	March 11, 2011
Enrique R. Arzac

Peter Tuck Chung Lee*	Trustee	March 11, 2011
Peter Tuck Chung Lee

* By:	/s/ Ioannis (John) Tzouganatos	March 11, 2011
Ioannis (John) Tzouganatos
as Attorney-In-Fact pursuant to Power of Attorney